As filed with the Securities and Exchange Commission on
                     September

       29, 1997[/R]
-----------------------------------------------------------------
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                             ----------------
                                 FORM N-1A

    ----
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   / X /

   ----

    ----
                       Pre-Effective Amendment No.
   /   /

   ----

    ----
           Post-Effective Amendment No.

       [/R]    8
   / X /
                                    and
   ----

    ----
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                                ACT OF 1940
   ----

    ----
                  Amendment No.

       [/R]    10
   / X /
                     (Check appropriate box or boxes)
   ----
                              ---------------
                   PUTNAM ARIZONA TAX EXEMPT INCOME FUND
                  (Registration No. 33- 37992; 811- 6258)
            (Exact name of registrant as specified in charter)
                                                                -
---
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   / X /

   ----

    ----
                       Pre-Effective Amendment No.
   /   /

   ----

    ----
           Post-Effective Amendment No.

       [/R]    8
   / X /
                                    and
   ----

    ----
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                                ACT OF 1940
   ----

    ----
                   Amendment No.

       [/R]    9
   / X /
                     (Check appropriate box or boxes)
   ----
                              ---------------
                   PUTNAM FLORIDA TAX EXEMPT INCOME FUND
                   (Registration No. 33-35677; 811-6129)
            (Exact name of registrant as specified in charter)
                                                                -
---
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   / X /

   ----


                                                             ----
                        Pre-Effective Amendment No.
   /   /

   ----

    ----
           Post-Effective Amendment No.

       [/R]    17
   / X /
                                    and
   ----

    ----
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                                ACT OF 1940
   ----

    ----
                  Amendment No.

       [/R]    19
   / X /
                     (Check appropriate box or boxes)
   ----
                              ---------------
               PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
                    Registration No. 33-5416; 811-4518
            (Exact name of registrant as specified in charter)

    ----
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   / X /

   ----

    ----
                        Pre-Effective Amendment No.
   /   /

   ----

    ----
           Post-Effective Amendment No.

       [/R]    17
   / X /
                                    and
   ----

    ----
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                                ACT OF 1940
   ----

    ----
                  Amendment No.

       [/R]    19
   / X /
                     (Check appropriate box or boxes)
   ----
                              ---------------
                  PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
                    Registration No. 33-8923; 811-4529
                 PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
                    Registration No. 33-8916; 811-4527
                   PUTNAM OHIO TAX EXEMPT INCOME FUND
                    Registration No. 33-8924; 811-4528
            (Exact name of registrant as specified in charter)

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   / X /

   ----

    ----
                       Pre-Effective Amendment No.
   /   /

   ----

    ----
            Post-Effective Amendment

       [/R]    No.8
   / X /
                                    and
   ----


                                                             ----
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                                ACT OF 1940
   ----

    ----
                  Amendment No.

       [/R]    10
   / X /
                     (Check appropriate box or boxes)
   ----
                              ---------------
                 PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                   (Registration No. 33-32550; 811-5977)
            (Exact name of registrant as specified in charter)




   -
---
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   / X /

   ----

    ----
                        Pre-Effective Amendment No.
   /   /

   ----

    ----
      Post-Effective Amendment No.

       [/R]    10
   / X /
                               and
   ----

    ----
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                           ACT OF 1940
   ----

    ----
             Amendment No.

       [/R]    11
   / X /
                     (Check appropriate box or boxes)
   ----
                         ---------------
           PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND
                   (Registration No. 33-28321; 811-5802)
       (Exact name of registrant as specified in charter)

            One Post Office Square, Boston, Massachusetts 02109
                 (Address of principal executive offices)
 . . Registrants' Telephone Number, including Area Code (617)
292-1000

     It is proposed that this filing will become effective
                          (check appropriate box)
 ----
/   /      immediately upon filing pursuant to paragraph (b)
----
 ----
/ X /      on September 30,

       [/R]    1997     pursuant
to paragraph
(b)
----
 ----
/   /      60 days after filing pursuant to paragraph (a)(1)
----
 ----
/   /      on [date] pursuant to paragraph (a)(1)
----
 ----
/   /      75 days after filing pursuant to paragraph (a)(2)
----
 ----
/   /      on (date) pursuant to paragraph (a)(2) of Rule 485.
----
 If appropriate, check the following box:
 ----
/   /      this post-effective amendment designates a new
----       effective date for a previously filed post-effective
                      amendment.
                              --------------
                      JOHN R. VERANI, Vice President
                   PUTNAM ARIZONA TAX EXEMPT INCOME FUND
                   PUTNAM FLORIDA TAX EXEMPT INCOME FUND
                PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
                  PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
                  PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
                 PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                    PUTNAM OHIO TAX EXEMPT INCOME FUND
                PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND
                          One Post Office Square
                        Boston, Massachusetts 02109
                  (Name and address of agent for service)
                              ---------------
                                 Copy to:
                        JOHN W. GERSTMAYR, Esquire
                               ROPES & GRAY
                          One International Place
                        Boston, Massachusetts 02110
                          ----------------------
     Each Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2.

       [/R]    Notices on Form     24f-2


       [/R] for Putnam Arizona Tax Exempt Income Fund, Putnam Florida Tax Exempt Income Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund and Putnam


       [/R]    Pennsylvania     Tax Exempt Income Fund for the
fiscal year ended May 31,    1997 were filed on July 30, 1997.


       [/R]

                   PUTNAM ARIZONA TAX EXEMPT INCOME FUND
                  PUTNAM FLORIDA TAX EXEMPT INCOME FUND
               PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
                  PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
                 PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
                 PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                    PUTNAM OHIO TAX EXEMPT INCOME FUND
                PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND

                           CROSS REFERENCE SHEET
                       (as required by Rule 481(a))
Part A

N-1A Item No.                              Location

1.  Cover Page . . . . . . . . . . . . . . Cover page

2.  Synopsis . . . . . . . . . . . . . . . Expenses summary

3.  Condensed Financial Information. . . . Financial highlights;
                                           How performance is
                                           shown

4.  General Description of Registrant. . . Objectives; How the
                                           funds pursue their
                                           objectives;
                                           Organization and
                                           history

5.  Management of the Fund . . . . . . . . Expenses summary;
                                           How the funds are
                                           managed; About Putnam
                                           Investments, Inc.

 5A.                                       Management's
Discussion of Fund
    Performance. . . . . . . . . . . . . . (Contained in the
                                           annual report of the
                                           Registrants)

6.  Capital Stock and Other Securities . . Cover page;
                                           Organization and
                                           history; How a fund
                                           makes distributions
                                           to shareholders; tax
                                           information

7.  Purchase of Securities Being Offered . How to buy shares;
                                           Distribution plans;


 How to sell shares;

 How to exchange

 shares; How a fund

 values its shares

8.  Redemption or Repurchase . . . . . . . How to buy shares;
                                           How to sell shares;
                                           How to exchange
                                           shares; Organization
                                           and history
9.  Pending Legal Proceedings. . . . . . . Not applicable

Part B

N-1A Item No.                              Location

10. Cover Page . . . . . . . . . . . . . . Cover page

11. Table of Contents. . . . . . . . . . . Cover page

12. General Information and History. . . . Organization and
                                           history (Part A)

13. Investment Objectives and Policies . . How the funds
                                           pursues their
                                           objectives (Part A);
                                           Investment
                                           restrictions;
                                           Miscellaneous
                                           investment practices

14. Management of the Registrant . . . . . Management (Trustees;
                                           Trustee fees;
                                           Officers); Additional
                                           officers

15. Control Persons and Principal. . . . . Management (Trustees;
    Holders of Securities                  Officers); Charges
                                           and expenses (Share
                                           ownership)

16. Investment Advisory and Other. . . . . Organization and
    Services                               history (Part A);
                                           Management (Trustees;
                                            Officers; The
                                           management contract;
                                           Principal
                                           underwriter; Investor
                                           servicing agent and
                                           custodian); Charges
                                           and expenses;
                                           Distribution plans;
                                           Independent
                                           accountants and
                                           financial statements


17. Brokerage Allocation . . . . . . . . . Management (Portfolio
                                           transactions);
                                           Charges and expenses

18. Capital Stock and Other Securities . . Organization and
                                           history (Part A); How
                                           a fund makes
                                           distributions to
                                           shareholders; tax
                                           information (Part A);
                                           Suspension of
                                           redemptions

19. Purchase, Redemption, and Pricing. . . How to buy shares
    of Securities Being Offered            (Part A); How to sell
                                           shares (Part A); How
                                           to exchange shares
                                           (Part A); How to buy
                                           shares; Determination
                                           of net asset value;
                                           Suspension of
                                           redemptions

20. Tax Status . . . . . . . . . . . . . . How a fund makes


                                   distributions to
                                            shareholders; tax
                                            information (Part A);
                                            Taxes

21. Underwriters . . . . . . . . . . . . . Management (Principal
                                           underwriter); Charges
                                           and expenses

22. Calculation of Performance Data. . . . How performance is shown (Part A);
                                           Investment
                                           performance; Standard
                                           performance measures

23. Financial Statements . . . . . . . . . Independent
                                           accountants and
                                           financial statements

Part C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.



                              Prospectus
                         September 30,

       [/R] 1997

Putnam Arizona Tax Exempt Income Fund (the "Arizona fund")
Putnam Florida Tax Exempt Income Fund (the "Florida fund")
Putnam Massachusetts Tax Exempt Income Fund (the
   "Massachusetts
fund")


       [/R] Putnam Michigan Tax Exempt Income Fund (the "Michigan fund")
Putnam Minnesota Tax Exempt Income Fund (the "Minnesota fund") Putnam New Jersey Tax Exempt Income Fund (the "New Jersey fund") Putnam Ohio Tax Exempt Income Fund (the "Ohio fund")
Putnam Pennsylvania Tax Exempt Income Fund (the "Pennsylvania fund")
Class A, B and M shares
INVESTMENT STRATEGY: TAX-ADVANTAGED

This prospectus explains concisely what you should know before investing in the funds. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the September 30,

       [/R]    1997
statement of additional information

       (the[/R] "SAI"), as
amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581.
The SAI has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated into this prospectus by reference. The Commission maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and the SAI, and other information regarding registrants that file electronically with the Commission.

Each fund invests primarily in a portfolio of tax-exempt securities, which may include securities of issuers other than the relevant state and its political subdivisions.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


                         BOSTON*LONDON*TOKYO

ABOUT THE FUNDS

Expenses summary
Page number
This section describes the sales charges, management fees, and annual operating expenses that apply to various classes of a fund's shares.  Use it to help you estimate the impact of
transaction costs    and recurring expenses     on your
investment over time.

Financial highlights
Page number
Study this table to see, among other things, how a fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

Objectives
Page number
Read this section to make sure a fund's objectives are consistent with your own.

How the funds pursue their objectives
Page number
This section explains in detail how

       [/R]    each
fund seeks its investment objectives.
Risk factors. All investments entail some risk. Read this section to make sure you understand the risks

       [/R]
associated with an investment in a fund.

How performance is shown
Page number
This section describes and defines the measures used to assess fund performance. All data are based on past investment results and do not predict future performance.

How the funds are managed
Page number
Consult this section for information about

       [/R]
   each     fund's management, allocation of its expenses, and
how    it     purchases and

       [/R]    sells
securities

       [/R].

Organization and history
Page number
In this section, you will learn when

       [/R]    each
fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

Alternative sales arrangements
Page number
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

How to buy shares
Page number
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges

       [/R].

Distribution plans
Page number
This section tells you what distribution fees are charged against each class of shares.

How to sell shares
Page number
In this section you can learn how to sell fund shares, either directly to a fund or through an investment dealer.

How to exchange shares
Page number
Find out in this section how you may exchange fund shares for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

How a fund values its shares
Page number
This section explains how a fund determines the value of its shares.

How a fund makes distributions to shareholders; tax information
Page number
This section describes the various options you have in choosing how to receive fund dividends. It also discusses the tax status of the payments and counsels you to seek specific advice about your own situation.

ABOUT PUTNAM INVESTMENTS, INC.
Page number

Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.


APPENDIX                                             Page
number
Securities ratings

       [/R]

About the funds

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in a fund and expenses based on the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

 Class A                Class B       Class M
  shares                shares        shares
Shareholder transaction
 expenses

Maximum sales charge
 imposed on purchases
 (as a percentage of
 offering price)         4.75%        NONE*          3.25%*


Deferred sales charge            5.0% in the first
 (as a percentage                 year, declining
 of the lower of                  to 1.0% in the
 original purchase               sixth year, and
 price or redemption                 eliminated
 proceeds)              NONE**      thereafter        NONE

Annual fund operating expenses
(as a percentage of average net assets)

                                                     Total fund
                Management    12b-1     Other        operating
                fees          fees      expenses     expenses
                ----------    -----     --------     -----------
Arizona fund
 class A        0.60%         0.20%

       [/R]
   0.18%        0.98%
 class B        0.60%         0.85%

       [/R]
   0.18%        1.63%
 class M        0.60%         0.50%

       [/R]
   0.18%        1.28%

Florida fund
 class A        0.60%         0.20%

       [/R]
   0.16%               0.96%
 class B        0.60%         0.85%

       [/R]
   0.16%               1.61%
 class M        0.60%         0.50%

       [/R]
   0.16%               1.26%

Massachusetts fund
 class A        0.60%         0.20%

       [/R]
   0.16%        0.96%
 class B        0.60%         0.85%

       [/R]
   0.16%        1.61%
 class M        0.60%         0.50%

       [/R]
   0.16%        1.26%

Michigan fund
 class A        0.60%         0.20%

       [/R]
   0.19%               0.99%
 class B        0.60%         0.85%

       [/R]
   0.19%               1.64%
 class M        0.60%         0.50%

       [/R]
   0.19%               1.29%

Minnesota fund
 class A        0.60%         0.20%

       [/R]
   0.23%        1.03%
 class B        0.60%         0.85%

       [/R]
   0.23%        1.68%
 class M        0.60%         0.50%

       [/R]
   0.23%        1.33%

New Jersey fund
 class A        0.60%         0.20%      0.16%            0.96%
 class B        0.60%         0.85%      0.16%            1.61%
 class M        0.60%         0.50%

       [/R]
   0.16%        1.26%

Ohio fund
 class A        0.60%         0.20%

       [/R]
   0.18%        0.98%
 class B        0.60%         0.85%

       [/R]
   0.18%        1.63%
 class M        0.60%         0.50%

       [/R]
   0.18%        1.28%

Pennsylvania fund
 class A        0.60%         0.20%      0.18%       0.98%
 class B        0.60%         0.85%

       [/R]
   0.18%  1.63%
 class M        0.60%         0.50%      0.18%       1.28%


The tables are provided to help you understand the expenses of


       [/R] investing

       [/R] and your share of


       [/R]    fund     operating expenses

       [/R]. The
expenses shown in the table do not reflect the application of credits that reduce fund expenses.

       [/R]

Examples

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:

                              1        3          5    10
                              year    years      years  years
Arizona fund
   class A                    $57      $77       $99  $162
class B                       $67      $81      $109  $176***
class B (no redemption)       $17      $51       $89  $176***
class M                       $45      $72      $100  $182


Florida fund
class A                      $57        $77      $98   $160
class B                      $66        $81      $108  $174***
class B (no redemption)      $16        $51      $88   $174***
class M                      $45        $71      $99   $180

Massachusetts fund
class A                      $57        $77      $98   $160
class B                      $66        $81      $108  $174***
class B (no redemption)      $16        $51      $88   $174***
class M                      $45        $71      $99   $180

Michigan fund
class A                      $57        $78      $100  $163
class B                      $67        $82      $109  $177***
class B (no redemption)      $17        $52      $89   $177***
class M                      $45        $72      $101  $183

Minnesota fund
class A                      $58        $79      $102  $167
class B                      $67        $83      $111  $181***
class B (no redemption)      $17        $53      $91   $181***
class M                      $46        $73      $103  $187



       [/R]

New Jersey fund
class A        [/R]          $14       $35        $58  $122
class B                      $66       $81       $108  $174***
class B (no redemption)      $1         $6        $51   $88
$174***
class M

       [/R]    $16
$43       $72          $155

Ohio fund
class A                      $57        $77

       [/R]
   $99    $162
class B

       [/R]
   $67          $81

       $109  $176**[/R]*
class B (no redemption)

       [/R]
   $17          $51

       [/R]    $89    $176**    *
class M                      $45

       [/R]
   $72          $100

       [/R]    $182

Pennsylvania fund
class A                       $57       $77      $99   $162
class B

       [/R]
   $67          $81

       $109  $176**[/R]*
class B (no redemption)

       [/R]
   $17          $51

       [/R]    $89   $176**    *
class M                       $45       $72      $100  $182

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

*   The higher 12b-1 fees borne by class B and class M shares


       [/R] may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.

** A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge. See "How to buy shares -
    Class A shares."

*** Reflects conversion of class B shares to class A shares



       [/R](which pay lower ongoing expenses)

approximately eight years  after purchase.  See "Alternative sales arrangements."

Financial highlights

The following tables present per share financial information for class A, B and M shares. This information has been audited and reported on by the independent accountants. The "Report of independent accountants" and financial statements included in each fund's annual report to shareholders for the

       [/R]
   1997     fiscal year are incorporated by reference into this
prospectus. Each fund's annual report, which contains additional unaudited performance information, is available without charge upon request.










   Financial highlights

Arizona fund
(For a share outstanding throughout the period)
CLASS A
                                        For the period
Per share                                nine months
          January 30,
operating                                  ended
          1991+ to
performance                  Year ended May 31,     May 31,
          Year ended August 31,               August 31,
                         1997      1996   1995++       1994
1993    1992    1991
Net asset value,
beginning of period     $8.84     $9.01    $8.84      $9.47
$9.07   $8.66   $8.50
Investment operations
Net investment income     .46        47      .38        .51
 .54  .57(c)  .33(c)
Net realized and unrealized
gain (loss) on investments.19     (.17)      .17      (.61)
 .47     .42     .16
Total from investment operations    .65      .30        .55
(.10)    1.01     .99      .49
Less distributions:
From net investment income        (.46)    (.47)      (.38)
(.50)   (.55)   (.57)    (.33)
From net realized gain on investments--       --         --
--   (.06)   (.01)       --
In excess of net realized gain
on investments             --        --       --      (.03)
--      --      --
Total distributions     (.46)     (.47)    (.38)      (.53)
(.61)   (.58)   (.33)
Net asset value,
end of period           $9.03     $8.84    $9.01      $8.84
$9.47   $9.07   $8.66

Ratios and supplemental data
Total investment return
at net asset value (%)(a)7.52      3.38    6.45*     (1.07)
11.54   11.85   5.84*
Net assets, end of period
(in thousands)       $122,743  $126,716 $136,598   $142,950
$145,304 $88,566 $46,902
Ratio of expenses to average
net assets (%) (b)        .98      1.03     .70*        .97
 .89  .58(c) .16(c)*
Ratio of net investment income
to average net assets (%)5.11      5.20    4.42*       5.55
5.82 6.34(c)3.91(c)*
Portfolio turnover (%)  73.61    108.68   51.48*      34.68
5.72   31.84  12.46*

+  Commencement of operations.
*  Not annualized.
++   The fund's fiscal year end changed from August 31 to May 31.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset
arrangements.
Prior period ratios exclude these amounts.
(c) Reflects an expense limitation in effect during the period.
As a result of the limitation, net investment income of the fund for the year
ended
August 31, 1992 and the period ended August 31, 1991, reflects expense reductions of $0.03 and $0.05 per share, respectively.
/TABLE

Financial highlights
Arizona fund
(For a share outstanding throughout the period)
CLASS B

                                         For the

                                                nine months
    For the period
Per share                                  ended Year ended July
15, 1993+ to
operating                    Year ended May 31,               May
31,      August 31,       August 31,
performance              1997      1996   1995++       1994
1993
Net asset value,
beginning of period     $8.82     $9.00    $8.83      $9.47
$9.39
Investment operations
Net investment income     .40       .41      .34        .45
 .11
Net realized and unrealized
gain (loss) on investments.20     (.18)      .17      (.61)
 .03
Total from investment operations    .60      .23        .51
(.16)     .14
Less distributions:
From net investment income        (.40)    (.41)      (.34)
(.45)   (.06)
From net realized gain on investments--       --         --
--      --
In excess of net realized gain
on investments             --        --       --      (.03)
--
Total distributions     (.40)     (.41)    (.34)      (.48)
(.06)
Net asset value,
end of period           $9.02     $8.82    $9.00      $8.83
$9.47

Ratios and supplementary data
Total investment return
 at net asset value  (%)(a)        6.94     2.60      5.99*
(1.80)   1.45*
Net assets, end of period
(in thousands)        $28,340   $24,050  $21,538    $16,247
$2,974
Ratio of expenses to average
net assets (%) (b)       1.63      1.67    1.19*       1.60
 .19*
Ratio of net investment income
to average net assets (%)4.44      4.52    3.89*       4.82
 .43*
Portfolio turnover (%)  73.61    108.68   51.48*      34.68
5.72

+   Commencement of operations.
*   Not annualized.
++  The fund's fiscal year end changed from August 31 to May 31.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts.

Financial highlights                Arizona fund
(For a share outstanding throughout the period)
CLASS M

Per share                         For the period
operating          Year ended      July 3, 1995+
performance           May 31,to May 31,

                         1997      1996

Net asset value,
beginning of period     $8.85     $8.86
Investment operations
Net investment income  .43(c)       .41
Net realized and unrealized
gain (loss) on investments.19     (.02)
Total from
investment operations     .62       .39
Less distributions:
From net investment income        (.43)    (.40)

From net realized gain
 on investments            --        --        -
In excess of net realized gain
on investments             --        --
Total distributions     (.43)     (.40)
Net asset value,
end of period           $9.04     $8.85

Ratios and supplementary data
Total investment return
at net asset value (%)(a)7.19     4.44*
Net assets, end of period
(in thousands)           $503      $293
Ratio of expenses to average
net assets (%) (b)       1.28     1.09*
Ratio of net investment income
to average net assets (%)4.75     4.28*
Portfolio turnover (%)  73.61    108.68

+   Commencement of operations.
++ The fund's fiscal year end changed from August 31 to May 31.
*   Not annualized
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for the periods ended on or after May 31, 1996 includes amounts paid through expense offset
arrangements.
Prior period ratios exclude these amounts.
(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

Financial highlights (For a share outstanding throughout the period)
                                Florida fund
CLASS A
Per share                      For the
           For the period
operating                                  eleven months
                     August 24, 1990+
performance         Year ended May 31,      ended May 31,
       Year ended June 30,                              to
June 30,
                1997     1996   1995++      1994      1993
1992       1991
Net asset value,
beginning of period $8.91    $9.12     $8.77     $9.53 $9.08
$8.65                    $8.50
Investment operations
Net investment income     .48      .48       .46       .50
 .56(a)
 .60(a)        .52(a)
Net realized and unrealized
gain (loss) on investments.23    (.21)       .35     (.65)
 .53
 .45              .15
Total from investment operations   .71       .27       .81
(.15)
1.09            1.05      .67
Less distributions:
From net
investment income       (.48)    (.48)     (.45)     (.50)
(.56)      (.60)                    (.52)
In excess of net
investment income --       --    (.01)        --        --
--         --
From net realized gain
on investments    --       --       --     (.09)     (.08)
(.02)         --
In excess of net realized
gain on investments        --       --        --     (.02)
--         --                       --
Total distributions     (.48)    (.48)     (.46)     (.61)
(.64)      (.62)                    (.52)
Net asset value,
end of period  $9.14    $8.91    $9.12     $8.77     $9.53
$9.08      $8.65

Ratios and supplemental data
Total investment return
at net asset value (%)(b)8.12     3.04     9.58*    (1.79)
12.44
12.57       9.46(c)*
Net assets, end of period
(in thousands)       $239,196 $247,920  $271,309  $276,245
$278,039   $195,963                 $109,739
Ratio of expenses to
average net assets (%) (c).96      .95      .83*       .91
 .77(a)
 .60(a)       .41(a)*
Ratio of net investment
income to average net assets (%)  5.28      5.31     5.24*
5.38
5.94(a)      6.73(a) 5.94(a)*
Portfolio turnover (%)  70.30    81.99    61.46*     64.83
106.69
72.73         46.72*

+   Commencement of operations.
*   Not annualized.
++  The fund's fiscal year end changed from June 30 to May 31.
(a)   Reflects an  expense limitation in effect during the
period.  As a result of this
limitation, net investment income of the fund for the periods ended June 30, 1993, 1992 and
1991 reflects expense reductions of less than $0.01, $0.02, and
$0.04 per share, respectively.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of
sales charges.
(c) The ratio of expenses to average net assets for periods ended on or after May 31, 1996
includes amounts paid through expense offset arrangements.  Prior period ratios exclude these
amounts.
/TABLE

Financial highlights
Florida fund
(For a share outstanding throughout the period)
CLASS B

Per share                       For the    Year       For the
period
operating                         eleven months      ended
January 4, 1993+
performance         Year ended May 31,      ended May  31,  June
30,                         to June 30,
                1997     1996    1995++    1994       1993
Net asset value,
beginning of period     $8.91     $9.12   $8.76      $9.53
$9.17
Investment operations
Net investment income     .42       .42     .40        .44
 .21
Net realized and
unrealized gain (loss)
on investments   .23    (.21)       .36   (.66)        .36
Total from investment
operations       .65      .21       .76   (.22)        .57
Less distributions:
From net
investment income       (.42)     (.42)   (.39)      (.44)
(.21)
In excess of net
investment income --       --     (.01)      --         --
From net realized gain
on investments    --        -        --   (.09)         --
In excess of net realized
gain on investments        --        --      --      (.02)
--
Total distributions     (.42)     (.42)   (.40)      (.55)
(.21)
Net asset value,
end of period  $9.14    $8.91     $9.12   $8.76      $9.53
Ratios and supplemental data
Total investment return
at net asset value (%)(a)7.29      2.37   9.06*     (2.55)
12.84*
Net assets, end of period
(in thousands)        $58,926   $52,541 $44,581    $36,930
$17,881
Ratio of expenses to
average net assets (%) (b)         1.61    1.60      1.42*
1.51       .78*
Ratio of net investment  income
 to average net assets (%)         4.62    4.64      4.62*
4.74      2.21*
Portfolio turnover (%)  70.30     81.99  61.46*      64.83
106.69

+   Commencement of operations.
*   Not annualized.
++  The fund's fiscal year end changed from June 30 to May 31.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996  includes amounts paid through
expense offset arrangements.  Prior period ratios exclude these amounts. /TABLE

Financial highlights (For a share outstanding throughout the
period)                                       Florida fund
CLASS M
Per share                        For the period

operating Year ended         Year ended       May 1, 1995+
performance  May 31,  May 31,to May 31,
                1997     1996      1995
Net asset value,
beginning of period     $8.91     $9.12   $8.87
Investment operations
Net investment income     .45       .46  .04(c)
Net realized and
unrealized gain (loss)
on investments   .23    (.21)       .25
Total from investment
operations       .68      .25       .29
Less distributions:
From net
investment income       (.45)     (.46)   (.04)
In excess of net
investment income --       --        --
From net realized gain
on investments    --       --        --
In excess of net realized
gain on investments        --        --      --
Total distributions     (.45)     (.46)   (.04)
Net asset value,
end of period  $9.14    $8.91     $9.12
Ratios and supplemental data
Total investment return
at net asset value (%)(a)7.80      2.76   3.28*
Net assets, end of period
(in thousands)$1,355     $986        $1
Ratio of expenses to
average net assets (%) (b)         1.26    1.23       .10*

Ratio of net investment income
to average net assets (%)4.97      4.82    .45*
Portfolio turnover (%)  70.30     81.99  61.46*

+   Commencement of operations.
*   Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of
sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996
includes amounts paid through expense offset arrangements.  Prior period ratios exclude these
amounts.
(c)  Per share net investment income has been determined on the basis of the weighted average
number of shares outstanding during the period.

Financial highlights
          Massachusetts fund
 (For a share outstanding throughout the period)
CLASS A



Per share
                For the period
operating
             October 23, 1989+
performance                                       Year ended May
31,                                to May 31,
                    1997 1996       1995      1994     1993
1992       1991     1990
Net asset value,
beginning of period $9.11          $9.21     $9.05    $9.55
$9.02      $8.70    $8.50   $8.50
Investment operations
Net investment income     .52        .54       .55      .55
 .59     .61(c)
 .62(c)              .35(c)
Net realized and unrealized
gain (loss) on investments.21      (.10)       .18    (.35)
 .54        .39
 .20                 --
Total from
investment operations     .73        .44       .73      .20
1.13       1.00      .82
                    .35
Less distributions:
From net investment income         (.53)     (.54)    (.55)
(.55)      (.59)    (.61)
(.62)               (.35)
From net realized gain
on investments      --     --         --     (.15)    (.01)
(.07)         --       --
In excess of net realized gain        --        --    (.02)
--         --
--                    --   --
Total distributions (.53)          (.54)     (.57)    (.70)
(.60)      (.68)    (.62)   (.35)
Net asset value,
end of period       $9.31          $9.11     $9.21    $9.05
$9.55      $9.02    $8.70   $8.50

Ratios and supplemental data
Total investment return
at net asset value (%)(a)    8.17   4.81      8.45     1.92
12.80      11.96    10.10   6.84*
Net assets, end of period
(in thousands)      $280,402    $259,934  $251,232 $244,519
$215,611   $149,011  $38,526 $18,249
Ratio of expenses to
average net assets (%)(b)    .96     .95       .89      .96
 .97     .88(c)   .86(c) .80(c)*
Ratio of net investment income
to average net assets (%)    5.67   5.80      6.11     5.69
6.24    6.82(c)  7.27(c)6.97(c)*
Portfolio turnover (%)       19.12 34.57     47.53    36.20
53.18   94.95(d)   123.29  83.26*


+  Commencement of operations.
*  Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996, includes amounts paid through expense offset arrangements.
Prior period ratios exclude these amounts.
(c) Reflects an expense limitation in effect during  the period.
As a result of this
limitation, net investment income of the fund for the years ended
May 31, 1992,1991 and 1990
 reflect expense reductions of approximately $0.01, $0.02 and $0.04, per share, respectively.
(d) Portfolio turnover excludes the impact of assets received by the fund, then known as Putnam
MassachusettsTax Exempt Income Fund II, from the acquisition of
Putnam Massachusetts Tax Exempt
Income Fund.

Financial highlights                               Massachusetts
fund
 (For a share outstanding throughout the period)
CLASS B

per share                                    For the period
operating                                    July 15, 1993+
performance                  Year ended May 31,
   to May 31,
                    1997   1996     1995      1994
Net asset value,
beginning of period $9.10 $9.20    $9.05     $9.71
Investment operations
Net investment income(c)    .46      .48       .49      .41
Net realized and unrealized
gain (loss) on investments  .21    (.11)       .17    (.51)
Total from
investment operations       .67      .37       .66    (.10)
Less distributions:
From net investment income(.47)    (.47)     (.49)    (.41)
From net realized gain
on investments      --       --       --     (.15)
In excess of net realized gain        --        --    (.02)
--
Total distribution: (.47) (.47)    (.51)     (.56)
Net asset value,
end of period       $9.30 $9.10    $9.20     $9.05

Ratios and supplemental data
Total investment return
at net asset value (%)(a)      7.47 4.12      7.64  (1.15)*
Net assets, end of period
(in thousands)      $85,192      $65,538   $47,573  $23,017
Ratio of expenses to
average net assets (%)(b)      1.61 1.60      1.53    1.41*
Ratio of net investment income
to average net assets (%)      4.99 5.13      5.46    4.32*
Portfolio turnover (%)         19.12         34.57    47.53
36.20

+ Commencement of operations.
* Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements.
Prior period ratios exclude these amounts.

Financial highlights                               Massachusetts
fund
 (For a share outstanding throughout the period)
CLASS M

Per share                          For the period

operating                           May 12, 1995+
performance                     Year ended May 31,         to May
31,

                      1997      1996         1995
Net asset value,
beginning of period   $9.10    $9.21        $9.10
Investment operations
Net investment income .50        .51       .02(c)
gain (loss) on investments       .21        (.11)       .12

Total from
investment operations .71        .40          .14
Less distributions:
From net investment income     (.50)        (.51)     (.03)

From net realized gain
on investments        --          --           --
In excess of net realized gain    --           --        --

Total distributions   (.50)    (.51)        (.03)
Net asset value,
end of period         $9.31    $9.10        $9.21

Ratios and supplemental data
Total investment return
at net asset value (%)(a)           7.96     4.37     1.53*

Net assets, end of period
(in thousands)        $2,839  $1,290          $22
Ratio of expenses to
average net assets (%)(b)           1.26     1.24      .06*

Ratio of net investment income
to average net assets (%)           5.30     5.58      .30*

Portfolio turnover (%)              19.12   34.57     47.53

+ Commencement of operations.
* Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements.
Prior period ratios exclude these amounts.
(c) Per share net investment income been determined on the basis of the weighted average number of shares outstanding during the period.
Financial highlights
                                Michigan fund
(For a share outstanding throughout the period)
CLASS A


                               For the period
Per share
                            October 23, 1989+
operating
Year ended May 31,                                            to
May 31,
performance                1997      1996      1995      1994
1993     1992     1991   1990
Net asset value,
 beginning of period      $8.85     $9.01     $8.90     $9.30
$8.80    $8.51    $8.43  $8.50
Investment operations
Net investment income       .48       .49       .52       .52
 .55   .56(c)   .58(c) .33(c)
Net realized/unrealized gain (loss)
on investments              .27      (.16)      .11     (.32)
 .52      .29      .08  (.07)
Total from investment operations       .75      .33       .63
 .20     1.07      .85
 .66                         .26
Less distributions:
  From net investment income         (.48)    (.49)     (.52)
(.52)    (.56)    (.56)  (.58)                       (.33)
  From net realized gain on investments --       --        --
(.03)    (.01)       --
--                            --
  In excess of net gain on investments  --       --        --
(.05)       --       --
--                            --
Total distributions        (.48)     (.49)    (.52)     (.60)
(.57)    (.56)    (.58)  (.33)
Net asset value,
end of period             $9.12     $8.85     $9.01     $8.90
$9.30    $8.80    $8.51  $8.43

Ratios and supplementary data
Total investment return
at net asset value  (%)(a) 8.67      3.76      7.45      2.03
12.38    10.25     8.13  3.17*
Net assets, end of period (in thousands)   $142,038  $138,390
$136,010 $128,921 $113,074$80,310
$19,893                  $9,280
Ratio of expenses
to average net assets (%)(b).99      1.00       .95       .99
1.04   .95(c)   .87(c).45(c)*
Ratio of net investment income to
average net assets (%)     5.33      5.42      6.03      5.58
6.04  6.28(c)  6.78(c)                           3.84(c)*
Portfolio turnover (%)    55.30    139.08     82.91     41.77
15.89 71.68(d)    16.21  6.46*

+  Commencement of operations.
*  Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c)  Reflects an expense limitation in effect during the period.
As a result of this limitation,
net investment income of the fund for the years ended May 31, 1992 and 1991 and the period ended May 31, 1990 reflects expense reductions of approximately $0.01, $0.05, and $0.05 per share, respectively.
(d) Portfolio turnover excludes the impact of assets received by the fund, then known as Putnam
Michigan Tax Exempt Income Fund II, from the acquisition of
 Putnam Michigan Tax Exempt Income Fund.
/TABLE

Financial highlights
Michigan fund
(For a share outstanding throughout the period)
CLASS B

                                                              For
the period
Per share
July 15, 1993+
operating                                        Year ended May
31,          to May 31,
performance                      1997      1996      1995
1994
Net asset value,
 beginning of period            $8.84     $9.00     $8.90
$9.43
Investment operations
Net investment income             .43       .43       .47
 .41
Net realized/unrealized gain (loss)
on investments                    .26     (.16)       .10
(.46)
Total from investment operations  .69       .27       .57
(.05)
Less distributions:
  From net investment income    (.42)     (.43)     (.47)
(.40)
  From net realized gain on investments      --        --
--        --
  In excess of net gain on investments       --        --
--     (.08)
Total distributions             (.42)     (.43)     (.47)
(.48)
Net asset value,
end of period                   $9.11     $8.84     $9.00
$8.90

Ratios and supplementary data
Total investment return
at net asset value  (%)(a)       7.99      3.05      6.72
(.68)*
Net assets, end of period (in thousands)$35,041   $29,371
$21,071   $10,251
Ratio of expenses
to average net assets (%)(b)     1.64      1.65      1.59
1.42*
Ratio of net investment income to
average net assets (%)           4.68      4.74      5.31
4.25*
Portfolio turnover (%)          55.30    139.08     82.91
41.77

+  Commencement of operations.
*  Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

Financial highlights                                  Michigan
fund
(For a share outstanding throughout the period)
CLASS M

                                                 For the period

Per share                                        April 17, 1995+

operating                            Year ended May 31,
          to May 31,
performance                      1997      1996      1995


Net asset value,
 beginning of period            $8.85     $9.00     $8.80

Investment operations
Net investment income             .46       .47    .05(c)

Net realized/unrealized gain (loss)
on investments                    .27     (.16)       .21

Total from investment operations  .73       .31       .26

Less distributions:
  From net investment income    (.46)     (.46)     (.06)

  From net realized gain on investments      --        --
--
  In excess of net gain on investments       --        --
--
Total distributions             (.46)     (.46)     (.06)

Net asset value,
end of period                   $9.12     $8.85     $9.00


Ratios and supplementary data
Total investment return
at net asset value  (%)(a)       8.36      3.53     2.03*

Net assets, end of period (in thousands)   $719      $558
$119
Ratio of expenses
to average net assets (%)(b)     1.29      1.28      .20*

Ratio of net investment income to
average net assets (%)           5.01      5.06      .84*

Portfolio turnover (%)          55.30    139.08     82.91


+  Commencement of operations.
*  Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.


Financial highlights
                               Minnesota fund
(For a share outstanding throughout the period)
CLASS A


                               For the period
Per share
                            October 23, 1989+
operating
                        Year ended May 31,
                                                   to May 31,
performance                  1997      1996     1995     1994
1993      1992     1991       1990
Net asset value, beginning of period  $8.76    $8.95  $  8.79   $
9.06   $  8.74   $  8.56   $  8.43
                            $8.50
Investment operations
Net investment income         .47       .47      .51     .51
 .55    .55(d)   .59(d)     .34(d)
Net realized and unrealized gain
  (loss) on investments       .19     (.19)      .15    (.27)
 .33       .18      .13      (.07)
Total from investment operations        .66      .28      .66
 .24        .88       .73      .72         .27
Less distributions:
From net investment income  (.47)     (.47)    (.50)   (.51)
(.56)     (.55)    (.59)      (.34)
From net realized gain
on investments                 --        --       --       --
  --        --
Total distributions         (.47)     (.47)    (.50)   (.51)
(.56)     (.55)    (.59)
(.34)
Net asset value, end of period        $8.95    $8.76  $  8.95   $
8.79   $  9.06   $  8.74  $  8.56       $8.43

Ratios and supplemental data
Total investment return at
net asset value (%) (a)    7.73      3.16     7.90    2.57
10.33      8.86     8.82      5.25*
Net assets, end of period (in thousands)     $98,307  $96,110
$98,418  $95,587    $86,611   $59,914    $16,615     $7,363
Ratio of expenses to
 average net assets  (%)(b)  1.03      1.01      .99     1.03
1.08    .91(d)   .66(d)    .27(d)*
Ratio of net investment income to
average net assets (%)     5.32      5.26     5.85    5.60
6.12   6.34(d)  6.84(d)   4.09(d)*
Portfolio turnover (%)      50.80    109.85    58.18   28.19
37.69  38.79(c)    14.85     98.54*

+ Commencement of operations.
* Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c) Portfolio turnover excludes the impact of assets received by the fund, then known as Putnam Minnesota Tax Exempt Income Fund
II,  from the acquisition of Putnam Minnesota Tax Exempt Income
Fund.
(d) Reflects an expense limitation in effect during the period.
As a result of the limitation, net investment income of the fund for the years ended May 31, 1992,1991 and 1990 reflects expense reductions of approximately $0.02, $0.07 and $0.14 per share, respectively.

/TABLE

Financial highlights
Minnesota fund
(For a share outstanding throughout the period)
CLASS B

                                                         For the
period
Per share                                                July 15,
1993+
operating                                  Year ended May 31,
                        to May 31,
performance                  1997      1996     1995     1994


Net asset value,
beginning of period         $8.73     $8.92  $  8.77   $ 9.18

Investment operations
Net investment income         .41       .41      .45      .39

Net realized and unrealized
  gain (loss) on investments  .19     (.19)      .15    (.41)

Total from investment
  operations                  .60       .22      .60    (.02)

Less distributions:
From net investment income  (.41)     (.41)    (.45)    (.39)

From net realized gain on investments    --       --       --
  --
Total distributions         (.41)     (.41)    (.45)    (.39)

Net asset value, end of period        $8.92    $8.73  $  8.92
$ 8.77

Ratios and supplemental data
Total investment return at net
  asset value (%) (a)        7.04      2.49     7.17   (.32)*

Net assets, end of period
  (in thousands)                             $35,333  $30,149
$19,698    $8,873
Ratio of expenses to average
  net assets (%)(b)          1.68      1.67     1.63    1.47*
Ratio of net investment income
  to average net assets (%)  4.67      4.57     5.15    4.23*

Portfolio turnover (%)      50.80    109.85    58.18    28.19
   '



+ Commencement of operations.
* Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.


Financial highlights                           Minnesota fund
(For a share outstanding throughout the period)
CLASS M

Per share                                      For the period

oprating                                       April 3, 1995+

performance                       Year ended  May 31,        to
May 31,
                             1997      1996     1995

Net asset value,
beginning of period         $8.76     $8.95   $ 8.77

Investment operations
Net investment income         .45       .43      .08

Net realized and unrealized
  gain (loss) on investments  .18     (.18)      .17

Total from investment
  operations                  .63       .25      .25

Less distributions:
From net investment income  (.45)     (.44)    (.07)
From net realized gain on investments    --       --       --

Total distributions         (.45)     (.44)    (.07)

Net asset value, end of period        $8.94    $8.76   $ 8.95


Ratios and supplemental data
Total investment return at net
  asset value (%) (a)        7.29      2.82    2.89*

Net assets, end of period
  (in thousands)                              $1,106     $913
  $1
Ratio of expenses to average
  net assets (%)(b)          1.33      1.32     .21*

Ratio of net investment income
  to average net assets (%)  5.01      4.72     .93*

Portfolio turnover (%)      50.80    109.85   58.18*
   '

+ Commencement of operations.
* Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.


Financial highlights
             New Jersey fund
(For a share outstanding through the period)
CLASS A


    For the

                                                    eleven months
                                  For the period
Per share                                   ended
                              February 20, 1990+
operating                        Year ended May  31,
    May 31,
                           Year ended June  30,      to June  30,
performance                1997    1996    1995++     1994
1993     1992      1991      1990
Net asset value, beginning
  of period                $8.76  $8.98  $   8.75  $  9.46$
8.97 $   8.64   $  8.50 $   8.50
Investment operations
Net investment income      .47      .48       .46      .51
 .54   .59(c)    .62(c)   .22(c)
Net realized and unrealized
  gain (loss) on investments        .26     (.22)      .23
(.58)      .58       .38
 .13                        .01
Total from investment
  operations               .73      .26       .69    (.07)
1.12      .97       .75      .23
Less distributions:
From net investment income (.47)  (.48)     (.46)    (.51)
(.55)    (.60)     (.61)    (.23)
Net realized gain on
  investments              --        --        --    (.08)
(.08)    (.04)        --       --
In excess of realized gain
  on investments           --        --        --    (.05)
--       --        --       --
Total distributions        (.47)  (.48)     (.46)    (.64)
(.63)    (.64)     (.61)    (.23)
Net asset value, end of
  period                   $9.02  $8.76     $8.98       $
8.75   $9.46     $8.97 $    8.64              $8.50
Ratios and supplemental data
Total investment return at
  net asset value (%) (a)  8.57    2.92     8.25*    (.94)
13.02   11.52      9.17     2.71*
Net assets, end of period
  (in thousands)           $228,361      $227,940 $242,569
$246,336$235,243  $159,658   $99,978            $34,588
Ratio of expenses to average
  net assets (%)(b)        .96      .96      .87*      .95
 .92  .75(c)    .66(c)  .26(c)*
Ratio of net investment  income
 to average net assets (%) 5.28    5.36     5.36*     5.43
5.90 6.69(c)   7.09(c) 3.06(c)*
Portfolio turnover (%)     27.14  52.82    51.86*    51.74
44.58   80.21    101.21     7.58


+ Commencement of operations.
* Not annualized.
++ The fund's fiscal year changed from June 30 to May 31.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c) Reflects an expense limitation. As a result of the limitation, net investment income of the fund for the periods ended June 30, 1992, 1991 and 1990 reflects a reduction of $0.01, $0.03 and $0.02, respectively.






Financial highlights
New Jersey fund
(For a share outstanding through the period)
CLASS B

                                                                                               For the
                                      eleven
                                       months      For the
Per share                              endedYear   Jan4 1993+
Year ended
operating                Year ended May 31, May 31,  June 30,
performance     1997     1996               1995++    1994  1993

Net asset value,
beginning of period$8.75  $8.97           $8.75     $9.46   $9.02
Investment operations
Net investment income.41    .42             .41       .45     .21
Net realized and
unrealized gain
(loss) on investments.27   (.22)            .22      (.58)    .43
Total from investment
operations           .68    .20             .63      (.13)    .64
Less distributions:
From net investment
income              (.42)  (.42)           (.41)     (.45)  (.20)
Net realized gain
on investments       --     --               --      (.02)   --
In excess of realized
gain on investments  --     --               --      (.11)   --
Total distributions (.42)  (.42)           (.41)     (.58) (.20)
Net asset value,
end of period       $9.01  $8.75          $8.97      $8.75 $9.46

Ratios and
supplemental data
Total investment
return at
net asset value
(%) (a)              7.87   2.25         7.51*      (1.59)  7.21*
Net assets, end
of period
(in thousands)    $82,407 $72,083      $58,591    $44,916 $15,113
Ratio of expenses
to average
net assets (%)(b)  1.61    1.61        1.46*      1.59       .77*
Ratio of net
investment
income
to average net
assets (%)         4.63    4.69       4.72*      4.77       2.42*
Portfolio turnover 27.14   52.82      51.86*    51.74     44.58*

+ Commencement of operations.
* Not annualized.
++ The fund's fiscal year chnaged from June 30 to May 31.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales
charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996  includes amounts paid through expense
offset arrangements.   Prior period ratios exclude these amounts.


Financial highlights                              New Jersey fund
(For a share outstanding through the period)
CLASS M


Per share

operating                               For the period


performance                              May 1, 1995+

                            Year ended May 31,         to May 31,

                         1997       1996         1995
Net asset value,
beginning of period      $8.76     $8.98        $8.74
Investment operations
Net investment income    .45         .45          .04
Net realized and unrealized
gain (loss) on investments         .26        (.21)         .28

Total from investment
operations             .71         .24          .32
Less distributions:
From net investment income         (.45)        (.46)       (.08)

Net realized gain on
investments            --           --           --
In excess of realized gain on
investments            --           --           --
Total distributions      (.45)     (.46)        (.08)
Net asset value,
end of period            $9.02     $8.76        $8.98

Ratios and supplemental data
Total investment return at
net asset value (%) (a)               8.25     2.65        3.21

Net assets, end of period
(in thousands)         $372       $355        $   1
Ratio of expenses to average
net assets (%)(b)        1.26       1.24         .09*
Ratio of net investment  income
to average net assets (%)              4.95     4.92        .42*

Portfolio turnover (%)   27.14     52.82        51.86

+ Commencement of operations.
* Not annualized.
++ The fund's fiscal year changed from June 30 to May 31.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

Financial highlights

        Ohio fund
(For a share outstanding throughout the period)
CLASS A

          For the period

       October 23, 1989+
    Per share                                        Year ended
May 31,                                          to May 31,
    operating       1997      1996      1995      1994      1993
   1992      1991       1990
    performance
Net asset value,
beginning of period     $8.76     $8.95     $8.80     $9.26
$8.78     $8.55
$8.40         $8.50
Investment operations
Net investment income     .46       .48       .52       .53
 .54    .57(c)
 .59(c)       .35(c)
Net realized and unrealized
gain (loss) on investments.23     (.19)       .15     (.35)
 .48       .23
 .14           (.10)
Total from
investment oprations      .69       .29       .67       .18
1.02       .80
 .73             .25
Less distributions:
From net investment income        (.46)     (.48)     (.51)
(.52)     (.54)     (.57)
(.58)         (.35)
From net realized gain
on investments   --        --     (.01)     (.12)        --
--        --        --
Total distributions     (.46)     (.48)     (.52)     (.64)
(.54)     (.57)
(.58)         (.35)
Net asset value,
end of period $8.99     $8.76     $8.95     $8.80     $9.26
$8.78     $8.55     $8.40

Ratios and supplemental data
Total investment return
at net asset value (%)(a)8.05      3.30      8.04      1.88
11.94      9.65
9.09          4.94*
Net assets, end of period
 (in thousands)      $185,030  $186,633  $193,176  $194,130
$177,879  $140,309   $21,136$7,684
Ratio of expenses to
average net assets (%)(b) .98       .96       .93       .99
1.04    .90(c)
 .87(c)      .47(c)*
Ratio of net investment
income to average net assets (%)   5.22      5.39      5.97
5.68      5.90
6.41(c)     6.83(c)  4.19(c)*
Portfolio turnover (%)  33.92     33.23     66.29     44.45
21.57  15.20(d)
17.40        23.27*

+ Commencement of operations.
*  Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c)  Reflects an expense limitation in effect during the period.
As a result of this limitation, net investment income of the fund for the years ended May 31, 1992, 1991 and 1990 reflects expense reductions of approximately $0.01, $0.05 and $0.05 per share, respectively.
(d) Portfolio turnover excludes the impact of assets received by the fund, then known as Putnam Ohio Tax Exempt Income Fund II, from the acquisition of Putnam Ohio Tax Exempt Income Fund.
Financial highlights
   Ohio fund
(For a share outstanding throughout the period)
CLASS B

Per share                                         For the period
operating                                                   July
15, 1993+
performance                      Year ended May 31,
to May 31,
                       1997        1996        1995         1994
Net asset value,
beginning of period  $8.75        $8.94       $8.79        $9.37
Investment operations
Net investment income  .41          .42         .46          .40
Net realized and unrealized
gain (loss) on investments          .22       (.19)          .16
  (.46)
Total from
investment oprations   .63          .23         .62        (.06)
Less distributions:
From net investment income        (.40)       (.42)        (.46)
  (.40)
From net realized gain
on investments          --           --       (.01)        (.12)
Total distributions  (.40)        (.42)       (.47)        (.52)
Net asset value,
end of period        $8.98        $8.75       $8.94        $8.79

Ratios and supplemental data
Total investment return
at net asset value (%)(a)          7.35        2.63         7.39
(1.49)*
Net assets, end of period
 (in thousands)    $47,050      $41,655     $32,847      $17,959
Ratio of expenses to
average net assets (%)(b)          1.63        1.61         1.58
  1.42*
Ratio of net investment
income to average net assets       4.56        4.71         5.24
  4.35*
Portfolio turnover (%)            33.92       33.23        66.29
  44.45

+  Commencement of operations.
*  Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
/TABLE

Financial highlights                      Ohio fund
(For a share outstanding throughout the period)
CLASS M


Per share                                         For the period

operating                                         April 3, 1995+

performance               Year ended May 31,          to May 31,

                      1997         1996        1995

Net asset value,
beginning of period  $8.76        $8.95       $8.76
Investment operations
Net investment income  .44          .45         .08
Net realized and unrealized
gain (loss) on investments          .23       (.18)          .19

Total from
investment oprations   .67          .27         .27
Less distributions:
From net investment income        (.43)       (.46)        (.08)

From net realized gain
on investments          --           --          --
Total distributions  (.43)        (.46)       (.08)
Net asset value,
end of period        $9.00        $8.76       $8.95
Ratios and supplemental data
Total investment return
at net asset value (%)(a)          7.85        3.00        3.05*

Net assets, end of period
 (in thousands)       $911         $495          $1
Ratio of expenses to
average net assets (%)(b)          1.28        1.27        0.20*

Ratio of net investment
income to average net assets (%)   4.87        4.85        0.89*

Portfolio turnover (%)            33.92       33.23        66.29


+  Commencement of operations.
*  Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

Financial highlights                    Pennsylvania fund
(For a share outstanding throughout the period)
CLASS A
                                  Three

Per share
                          months
          For the period
operating               Year ended               ended
                         July 21, 1989+
performance              May 31,               May 31,

   Year ended February 28,      to February 28,  1997 1996
1995++
1995                1994   1993          1992    1991     1990
Net asset value,
beginning of period$9.08   $9.24  $8.98    $9.39      $9.40

$8.76              $8.42   $8.36       $8.50
Investment operations
Net investment income.50     .51    .13    .53   .54
 .57(a)            .61(a)  .62(a)       .36(a)
Net realized and unrealized
gain (loss) on investments  .20   (.16)      .26      (.40)

                     .01    .65     .34    .06        (.14)
Total from
investment operations.70    .35     .39    .13
 .55                 1.22    .95     .68        (.22)
Less distributions:
From net investment income(.49)   (.51) (.13)  (.53)
(.54)              (.57)  (.61)   (.62)        (.36)
From net realized gain on
investments        (.08)    --       -- (.01)  (.02)
(.01)                       --       --           --
Total distributions(.57)   (.51)  (.13) (.54)  (.56)
(.58)              (.61)   (.62)        (.36)
Net asset value,
end of period      $9.21   $9.08  $9.24 $8.98  $9.39
$9.40              $8.76   $8.42        $8.36

Ratios and supplemental data
Total investment return at
net asset value  (%)(b)     7.94   3.82 4.39*   1.60    5.93

14.34              11.65    8.53        4.30*
Net assets, end of period
(in thousands)  $185,041$183,117     $178,785       $171,568
$171,757
$144,374         $93,086 $47,112             $19,203
Ratio of expenses to
average net assets (%)(c)    .98    .98  .21*    .92
 .91               .72(a)  .52(a) .41(a)      .79(a)*
Ratio of net investment income
to average net assets (%)   5.39   5.46 1.44*   5.94
5.36             6.31(a) 6.98(a)7.43(a)             6.96(a)*
Portfolio turnover (%)     38.10  41.40 4.15*  26.09   15.65

12.26               3.30    9.01        4.41*

+  Commencement of operations.
++ The fund's fiscal year end changed from February 28 to May 31.
*  Not annualized.
(a) Reflects an expense limitation in effect during the period.
As a result, net investment income for the years ended February
28, 1993, 1992 ,and 1991 and the period ended February 28, 1990 reflects expense reductions of approximately $0.01, $0.04,$0.06 and $0.05 per share, respectively.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.


Financial highlights
                                       Pennsylvania fund
(For a share outstanding throughout the period)
CLASS B


Per share                                          Three
months                                    For the period
operating
ended         Year ended                  July 15, 1993+
performance                       Year ended May 31,
                          May
31,         February 28,     to February 28,
                              1997      1996      1995++
                    1995      1994
Net asset value,
beginning of period          $9.07     $9.23
$8.97              $9.38     $9.48
Investment operations
Net investment income          .44       .44
 .11                  .47       .28
Net realized and unrealized
gain (loss) on investments               .20
(.15)                .27     (.40)     (.08)
Total from
investment operations          .64       .29
 .38                  .07       .20
Less distributions:
From net investment income             (.43)
(.45)              (.12)     (.47)     (.28)
From net realized gain on
investments                  (.08)     --
--                 (.01)     (.02)
Total distributions          (.51)     (.45)
(.12)              (.48)     (.30)
Net asset value,
end of period                $9.20     $9.07
$9.23              $8.97     $9.38

Ratios and supplemental data
Total investment return at
net asset value  (%)(a)       7.24      3.14
4.23*               0.93     2.18*
Net assets, end of period
(in thousands)             $77,399   $65,669
$44,252          $36,670   $12,633
Ratio of expenses to
average net assets (%)(b)               1.63
1.62                .38*      1.57     1.00*
Ratio of net investment income
to average net assets (%)               4.73
4.78               1.26*      5.23     2.90*
Portfolio turnover (%)       38.10     41.40
4.15*              26.09     15.65

+  Commencement of operations.
++ The fund's fiscal year end changed from February 28 to May 31.
*  Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
/TABLE

Financial highlights                      Pennsylvania fund
(For a share outstanding throughout the period)
CLASS M
                                   For the period
Per share                    Year ended       July 3, 1995+
operating                       May 31,to May 31,
performance                        1997      1996

Net asset value,
beginning of period                         $9.09     $9.10


Investment operations
Net investment income               .47       .44
Net realized and unrealized
gain (loss) on investments          .21     (.01)

Total from
investment operations               .68       .43

Less distributions:
From net investment income        (.47)     (.44)

From net realized gain on
investments                       (.08)     --

Total distributions                         (.55)     (.44)


Net asset value,
end of period                     $9.22     $9.09


Ratios and supplemental data
Total investment return at
net asset value  (%)(a)            7.61     4.70*

Net assets, end of period
(in thousands)                     $660      $337

Ratio of expenses to
average net assets (%)(b)          1.28     1.13*

Ratio of net investment income
to average net assets (%)          5.04     4.49*
Portfolio turnover (%)            38.10     41.40


+  Commencement of operations.
++ The fund's fiscal year end changed from February 28 to May 31.
*  Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

OBJECTIVES

Each fund seeks as high a level of current income exempt from federal income tax and personal income tax (if any) of its respective state as Putnam Investment Management, Inc., the funds' investment manager ("Putnam Management"), believes is consistent with preservation of capital. None of the funds is intended to be a complete investment program, and there is no assurance that any fund will achieve its objective. Each fund may also invest in fixed income securities not included in the definition of tax-exempt securities and may hold a portion of its assets in cash or money market instruments.

HOW THE FUNDS PURSUE THEIR OBJECTIVES

Basic investment strategy

Each fund seeks its objective by following the fundamental investment policy of investing at least 80% of its net assets in tax-exempt securities (which are described below), except when investing for defensive purposes during times of adverse market conditions.

Under normal market conditions, the Florida fund will invest at least 65% of its net assets in tax-exempt securities issued by the State of Florida, its political subdivisions and their agencies and instrumentalities and in other tax-exempt securities which are exempt from the Florida intangibles tax. The Florida fund generally will seek to select investments that will enable its shares to be exempt from this tax, except when pursuing the alternative investment strategies described below. Such investments at times may have lower yields than other tax-exempt securities available for investment by the Florida fund. This investment strategy could also result in higher portfolio turnover and related transaction costs. See "How a fund makes distributions to shareholders; tax information -- Florida taxes."

Under current law, to the extent distributions by a fund are derived from interest on tax-exempt securities (as defined with respect to such fund), such distributions will generally be exempt from federal income tax and personal income tax in the relevant state (other than any applicable federal or state alternative minimum tax or any state minimum corporate income tax). Certain states may impose additional requirements on the composition of a fund's portfolio in order for distributions from that fund to be exempt from the foregoing state taxes. Although Florida does not impose an individual income tax, it does impose certain additional requirements on the composition of the Florida fund's portfolio in order for shares of that fund to be exempt from the Florida intangibles tax. See "How a fund makes distributions to shareholders; tax information."

Investments by each fund    in the relevant state tax-exempt
securities and taxable obligations     will be limited to
securities rated at least

       [/R]    BB     or


       [/R]    Ba     by a nationally recognized securities
rating agency, such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or unrated securities that Putnam Management determines are of comparable quality. A fund will not purchase a tax-exempt security rated

       [/R]
   BB     or

       [/R]    Ba     by each of the agencies
rating the security, or,

       [/R]    an
unrated

       [/R]    tax-exempt security     determined by
Putnam Management to be of comparable quality if, as a result, more than 25% of its total assets would be of that quality. The rating services' descriptions of the

       [/R]    rating
categories     are included in the appendix to this prospectus.
Securities rated

       [/R]    BB     or

       [/R]
   Ba     (and

       [/R] comparable

       [/R]
   unrated securities)     are considered to have speculative
elements, with large uncertainties or major exposures to adverse conditions.

       [/R]    To     the extent that a security
is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating
assigned by any agency    in determining compliance with the
foregoing investment limitations    .

Putnam Management expects that each fund will generally invest in tax-exempt securities of longer maturities (10 years or more), but each fund may invest in tax-exempt securities having a broad range of maturities.

Alternative minimum tax

Interest income distributed by a fund from certain types of tax-exempt securities may be subject to federal alternative minimum tax for individuals and corporations.

In determining compliance with the 80% test described above, it is a fundamental policy of each fund to exclude from the definition of tax-exempt securities any securities the interest from which may be subject to the federal alternative minimum tax for individuals. All tax-exempt interest dividends will, however, be included in determining the federal alternative minimum taxable income of corporations.

Alternative investment strategies

At times Putnam Management may judge that conditions in the markets for tax-exempt securities make pursuing a fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times Putnam Management may temporarily use alternative strategies primarily designed to reduce fluctuations in the value of fund assets.

In implementing these defensive strategies, a fund may invest without limit in taxable obligations, including: obligations of the U.S. government, its agencies or instrumentalities; obligations issued by governmental issuers in other states, the interest on which would be exempt from federal income tax; other debt securities rated

       [/R]    at least BBB or Baa by a
nationally recognized securities rating agency such as Moody's or S&P; commercial paper rated in the highest grade by


       [/R]    a nationally recognized securities rating
agency    ; certificates of deposit and bankers' acceptances;
repurchase agreements; or any other securities that Putnam
Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long, these alternative strategies will be used.

Tax-exempt securities

The term "tax-exempt securities," when used with respect to a particular fund, includes obligations of

       [/R]    the
relevant     state

       ,[/R] its political
subdivisions   ,     and their agencies, instrumentalities or
other governmental units, the interest on which, in the opinion of bond counsel, is exempt from federal income tax and (except for Florida, which has no personal income tax) personal


       [/R] income tax of the relevant state    (other than
any applicable state minimum corporate income tax)    .

These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts.

They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, or to fund short-term cash requirements. They may also include certain types of industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities.

Short-term tax-exempt securities may be issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes. Tax-exempt
securities    may     also include obligations issued by certain
other governmental entities, such as U.S. territories, if these debt obligations generate interest income that is exempt from federal income tax and (except for Florida, which has no personal income tax)

       [/R] personal

       [/R] income tax of
the relevant state.

The two principal classifications of tax-exempt securities are general obligation and special obligation (or special revenue obligation) securities.

General obligation securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

Special obligation (or special revenue obligation) securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases special obligation securities, whose credit quality is tied to the private user of the facilities.



       [/R]    Each     fund may also invest in securities
representing interests in tax-exempt securities, known as "inverse floating obligations" or "residual interest bonds." These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline.

These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.

Risk factors

The values of tax-exempt securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of

       [/R]
   fund     assets.  Conversely, during periods of rising
interest rates, the value of fund assets will generally decline. The magnitude of these fluctuations generally is greater for securities with longer maturities. However, the yields on such securities are also generally higher. In addition, the values of fixed-income securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers.

Changes by    nationally     recognized    securities     rating


       [/R]    agencies     in their ratings of a fixed-income
security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect a fund's net asset value.

Each fund may invest in both higher-rated and lower-rated tax-exempt securities. Lower-rated securities are securities rated below BBB or Baa by nationally recognized securities rating agencies, and, together with unrated securities of comparable quality, are commonly known as "junk bonds." The values of these securities generally fluctuate more than those of higher-rated securities. In addition, the lower rating reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of income and principal.

The tables below show   , for each fund,     the percentages of
fund assets

       [/R] invested during fiscal

       [/R]
   1997     in securities assigned to the various rating
categories by S&P, or, if unrated by S&P, assigned to comparable rating categories by another rating agency, and in unrated securities determined by Putnam Management to be of comparable quality.


            Arizona    fund             Florida     fund
Massachusetts fund

 ----------------         ----------------------
 ---------------------



       [/R] Unrated              Unrated
            Unrated
          Rated      securities        Rated      securities
 Rated    securities
   of
       securities,  of comparable   securities,  of comparable
securities,

       [/R]
comparable
      as percentage  quality, as   as percentage  quality, as
as percentagequality, as
          of net    percentage of     of net     percentage of
of net   percentage of
Ratings  assets       net assets      assets      net assets
assets     net assets
-----------------------------------------------------------------
----------------------
"AAA"    43.91%           -           58.00%         1.47%
42.17%         4.71%
"AA"    23.28        0.64%           10.66          0.00
2.92             -
"A"     10.50            -           10.99            -
17.75          0.39
"BBB"    7.64         5.40           10.86          2.34
11.04          4.80
"BB"     2.67         4.37              -           1.97
1.30         11.06
"B"       -           0.12              -           1.35
  -       1.89
       ------        ------         ------        ------
-------        ------



       [/R]    88.00%         10.53%        90.51%
7.13%        75.18%   22.85%
-----------------------------------------------------------------
------------------------------

       [/R]---------------------
--   ------------------



               Michigan fund                Minnesota fund
New Jersey fund

              --------------              -------------------
 -------------------


                       Unrated                      Unrated
           Unrated
          Rated      securities        Rated      securities
 Rated   securities
   of
       securities,  of comparable   securities,  of comparable
securities,

       [/R]
comparable
      as percentage  quality, as   as percentage  quality, as
as percentagequality, as
          of net    percentage of     of net     percentage of
of net  percentage of
Ratings  assets       net assets      assets      net assets
assets    net assets
-----------------------------------------------------------------
------------------------------

       -------------------------

"AAA"    46.44%         -             46.57%         0.79%
44.28%         -
"AA"      3.14          -             18.26            -
15.76            -
"A"       9.26          2.43          13.66            -
11.18            -
"BBB"    23.49          5.30          11.69           2.14
 8.90          2.07
"BB"      2.32          4.14            -             5.78
 2.63         11.28
"B"       -             2.36            -              -
  -          2.19[/R]
        ------         ------        ------         ------
-------        ------



       [/R]    84.65%            14.23%         90.18%
8.71%         82.75%      15.54%


       -------------------------------------------------------
-------------------------
-----------------------------------------------------------------
[/R]




       [/R]    Ohio fund       Pennsylvania fund
          ----------------          ------------------------
                       Unrated                      Unrated

          Rated      securities        Rated      securities

       securities,  of comparable   securities,  of comparable

      as percentage  quality, as   as percentage  quality, as

         of net     percentage ofof

       [/R]    net
percentage of
Ratings  assets      net assets       assets

       [/R]
   net     assets
-----------------------------------------------------------------



       "AAA"        58.53%           1.22%        61.44
  1.07%
"AA"     10.76            -             2.79          -
"A"       9.87           0.15           7.93          -
"BBB"     8.87           5.00          17.23          3.85
"BB"      0.78           3.12           0.49          3.03
"B"        -              -             -             0.19[/R]
        ------         ------        -------       ------

          88.81%        9.49%         89.88%          8.14%
-----------------------------------------------------------------
-----------------------------

       [/R]
Putnam Management seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. However, the amount of information available about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by

       [/R]
   private issuers     whose securities are publicly traded.
When a fund invests in tax-exempt securities in the lower rating categories, the achievement of its goals is more dependent on Putnam Management's ability than would be the case if it were investing in tax-exempt securities in the higher rating categories. Investors should consider carefully their ability to assume the risks of owning shares of a mutual fund that may invest in securities in the lower rating categories.

A fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will consider such reduction in its determination of whether a fund should continue to hold the security in its portfolio.

At times, a substantial portion of fund assets may be invested in securities

       [/R]    of which a fund, under applicable
tax regulations     by  itself or together with other funds and
accounts managed by Putnam Management

       [/R]    or
its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, it may be more difficult to sell these securities when Putnam Management believes it advisable to do so or the fund may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing

       [/R]    the     fund's net asset value.

In order to enforce its rights in the event of a default of these securities, a fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase fund operating expenses and adversely affect


       [/R]    the fund's     net asset value.  Any income
derived from the ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers.

Certain securities held by a fund may permit the issuer at its option to "call," or redeem,

       [/R]    the
securities. If an issuer were to redeem securities held by a fund during a time of declining interest rates, that fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Each fund may invest in so-called "zero-coupon" bonds, which are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The values of zero-coupon bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently.

Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest
currently.  A fund is required   , under applicable tax
regulations,     to accrue and distribute income from zero-coupon
bonds on a current basis, even though it does not receive that income currently in cash. Thus it may be necessary to sell other investments to obtain cash needed to make income distributions.

The secondary market for tax-exempt securities is generally less liquid than that for taxable fixed-income securities, particularly

       [/R] in the lower rating categories. Thus it may be more difficult to value or buy and sell certain of these securities. Certain investment grade securities share some of the risk factors discussed above with respect to lower-rated securities.

For additional information concerning the risks associated with investing in securities in the lower rating categories, see the SAI.

Since the funds invest primarily in tax-exempt securities, the value of their shares may be especially affected by factors pertaining to the economy of the relevant state and other factors affecting the ability of issuers of tax-exempt securities to meet their obligations.

As a result, the value of

       [/R]    fund     shares may
fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally.

The amounts of tax and other revenues available to governmental issuers of tax-exempt securities may be affected from time to time by economic, political and demographic conditions within or outside of the particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to issuers of tax-exempt securities may also affect their ability to meet their obligations.

Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made. The facility's economic status, in turn, could be affected by economic, political and demographic conditions affecting the particular state.

Any reduction in the actual or perceived ability of an issuer of tax-exempt securities to meet its obligations, including a reduction in the rating of the issuer's outstanding securities, would likely have an adverse effect on the market value and marketability of its obligations. Doubts surrounding an issuer's ability to meet its obligations could adversely affect the values of other tax-exempt securities as well.

Diversification and concentration policies

Under the Investment Company Act of 1940    (the "1940 Act")
and the Internal Revenue Code of 1986,    as amended,     each
of the Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania
funds    (each a diversified investment company under the 1940
Act) may generally invest up to 25% of its total assets in the securities of any one issuer, and each of the Arizona,
Florida and New Jersey funds    (each a non-diversified
investment company under the 1940 Act)     may generally invest
up to 25% of its total assets in the securities of each of any two issuers.

       [/R]    With respect to the remainder of
each fund's assets, each fund     may not invest more than 5% of
its assets in the securities of any one issuer.

Because of

       [/R] the relatively small number of issuers of tax-exempt securities available to

       [/R]    a
fund, each fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company that invests in a broad range of tax-exempt securities. This practice involves an increased risk of loss


       [/R] if

       [/R]    the     issuer were unable to
make interest or principal payments or if the market value of these securities were to decline.



       [/R]    Each     fund will    not     invest more than
25% of its total assets in any one industry. Governmental issuers of tax-exempt securities are not considered part of any "industry." However, for this purpose (and for diversification purposes discussed above) tax-exempt securities backed only by the assets and revenues of

       [/R]    privately owned or
operated facilities     may be deemed to be issued by such


       [/R]    private owners or operators    . Thus, the 25%
limitation would apply to these obligations.

It is possible that a fund may invest more than 25% of its assets in a broader segment of the market for tax-exempt securities, such as revenue obligations of hospitals and other health care facilities, housing revenue obligations, or airport revenue obligations. This would be the case only if Putnam Management determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration.

Although these obligations could be supported by the credit of governmental issuers or by the credit of nongovernmental issuers engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such issuers may have a general adverse effect on all tax-exempt securities in a particular market segment. (Examples of such developments include proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for

       [/R]    the
services or

       [/R]    products of a particular market
segment.)

Each fund reserves the right to invest more than 25% of its assets in industrial development bonds and private activity securities.

Investments in premium securities

During a period of declining interest rates, many of a fund's portfolio investments will likely bear coupon rates that are higher than current market rates, regardless of whether these securities were originally purchased at a premium. These securities would generally carry market values greater than the principal amounts payable on maturity, which would be reflected in the net asset value of fund shares.

The values of these "premium" securities tend to approach the principal amount as the securities approach maturity (or call price in the case of securities approaching their first call date). As a result, an investor who purchases fund shares during these periods would initially receive higher monthly distributions (derived from the higher coupon rates payable on fund investments) than might be available from alternative investments bearing current market interest rates. But the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment, investors may find it useful to compare the current dividend rate with a fund's "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See "How performance is shown."

Portfolio turnover

The length of time a fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a fund is known as "portfolio turnover." As a result of a fund's investment policies, under certain market conditions

       [/R]    its     portfolio turnover rate may
be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs

       [/R]    in connection with     the sale of
securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains.
Portfolio turnover rates are shown in the section "Financial highlights."

Financial futures and options



       [/R]

Each fund may purchase and sell    financial futures contracts
and options. Each fund may purchase and sell     index futures
contracts on the Municipal Bond Index

       [/R]. This index
is intended to represent a numerical measure of market performance for long-term tax-exempt bonds. An "index future" is a contract to buy or sell units of a particular securities index at an agreed price on a specified future date. Depending on the change in value of the index between the time a fund enters into and terminates an index futures contract, the fund realizes a gain or loss.

A fund may also purchase and sell put and call options on index futures or on indexes directly, in addition to or as an alternative to purchasing and selling index futures. A fund may also purchase and sell futures contracts and related options on U.S. Treasury securities, including U.S. Treasury bills, notes and bonds ("U.S. government securities") and options directly on U.S. government securities.

In addition, a fund may purchase put and call options on, or warrants to purchase, tax-exempt securities, either directly or through custodial arrangements in which a fund and other investors own an interest in one or more options on tax-exempt securities.

A fund will engage in these transactions for hedging purposes and, to the extent permitted by applicable law, for nonhedging purposes, such as to manage the effective duration (a measure of the longevity of the fixed income securities in the fund's portfolio) of the fund's portfolio or as a substitute for direct investment.

The use of futures and options involves certain special risks and may result in realization of taxable income or capital gains.
Futures and options transactions involve costs and may result in losses.

Certain risks arise from the possibility of imperfect correlations among movements in the prices of financial futures and options purchased or sold by a fund, of the underlying bond index or U.S. government securities and, in the case of hedging transactions, of the tax-exempt securities that are the subject of the hedge.

Other risks arise from the potential inability to close out futures or options positions. There can be no assurance that a liquid secondary market will exist for any futures contract or option at a particular time. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the use of futures and options transactions. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

A more detailed explanation of financial futures and options transactions, and the risks associated with them, is included in the SAI.

Other investment practices

Each fund may also engage in the following investment practices, each of which may result in taxable income or capital gains and involves certain special risks. The SAI contains more detailed information about these practices, including limitations designed to reduce these risks.

Repurchase agreements and forward commitments. A fund may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. A fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and a fund is delayed or prevented from recovering the collateral or completing the transaction.

Derivatives

Certain of the instruments in which each fund may invest, such as futures contracts, options and inverse floating obligations, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help

       [/R] to limit
investment risks for

       [/R]    the funds'
shareholders. These restrictions prohibit the Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania funds with respect to 75% of total assets, and

       [/R] the  Arizona, Florida and
New Jersey funds with respect to 50% of total assets from acquiring more than 10% of the voting securities of any


       [/R]    one issuer.*  They also prohibit each fund from
investing more than:



        [/R] (For the Massachusetts, Michigan, Minnesota,
Ohio and Pennsylvania funds with respect to 75% of total assets, and for the Arizona, Florida and New Jersey funds with respect to 50% of total assets)

       [/R] 5% of

       [/R]
   its     total assets in the securities of any issuer.
Investments in obligations issued or guaranteed as to Interest or principal by the U.S. government or its agencies or instrumentalities are not subject to any limitation.)*


[/R] 15% of its net assets in securities that are not readily marketable, securities restricted as to resale (excluding securities determined by the Trustees (or the person designated by them to make such determinations) to be readily marketable), and repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of these policies and the funds' other fundamental investment
policies.     Except as otherwise noted, all percentage
limitations described in this prospectus and the SAI will apply at the time an investment is made and will not be considered violated unless an excess or deficiency occurs or exists
immediately after and as a result of such investment.     Except
for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental

       [/R]
policies. The Trustees may change any non-fundamental investment policy without shareholder approval. As a matter of policy, the Trustees would not materially change a fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

Fund advertisements may, from time to time, include performance information. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ from net investment income as determined for tax purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner. See "How the funds pursue their objectives -- Investments in premium securities."

Yield is based on the price of the shares, including the maximum initial sales charge in the case of class A and class M shares, but does not reflect any contingent deferred sales charge in the case of class B shares. "Tax-equivalent" yield for each class of shares shows the effect on performance of the tax-exempt status of distributions received from a fund. It reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after-tax yield equivalent to a class's tax-exempt yield.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a fund invested at the maximum public offering price (in the case of class A and class M shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of class B shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.

All data are based on past investment results and do not predict future performance.

       [/R]  Investment performance, which
will vary, is based on many factors, including market conditions, portfolio composition, fund operating expenses and

       [/R]
   the     class of shares the investor purchases.  Investment
performance also often reflects the risks associated with a fund's investment objective and policies. These factors should be considered when comparing a fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes. See the SAI.

HOW THE FUNDS ARE MANAGED

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees


       [/R] may determine, Putnam Management furnishes a continuing investment program for each fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages each fund's other affairs and business.

Each fund pays Putnam Management a quarterly fee for these services based on average net assets. See "Expenses summary" and the SAI.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the indicated funds' portfolios since the years stated below:


                                  Business experience
                     Year         (at least 5 years)
                     -------      -----------------

Howard K. Manning                 Employed as an investment
Senior Vice President                  professional by Putnam
                                  Management
  Arizona fund       1995         since 1986.

   New York fund     1996
  Ohio
 fund                1996
  Pennsylvania fund  1996



Leslie J. Burke                   Employed as an investment
Vice President                    professional by Putnam
                                  Management since 1992.
  Florida fund       1996
  Massachusetts fund 1996
  Michigan fund      1996
  Minnesota fund     1996
  New Jersey fund    1995

Each fund pays all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses and payments under its distribution plans (which are in turn allocated to the relevant class of shares). Each fund also reimburses Putnam Management for the compensation and related expenses of certain fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of fund securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider sales of fund
shares (and, if permitted by law,    shares     of the other
Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

Each fund is a separate Massachusetts business trust.

       [/R] Putnam Arizona Tax Exempt Income Fund was
organized on November 9, 1990.  Putnam Florida Tax Exempt Income
Fund was organized on June 27, 1990.   Each of Putnam
Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund and Putnam Ohio Tax Exempt Income Fund, which prior to October 1, 1995 were
known as Putnam Massachusetts Tax Exempt Income Fund    II    ,
Putnam Michigan Tax Exempt Income Fund II, Putnam Minnesota Tax Exempt Income Fund II and Putnam Ohio Tax Exempt Income Fund II, respectively, were organized on July 14, 1989. Putnam New Jersey Tax Exempt Income Fund was organized on November 17, 1989.
Putnam Pennsylvania Tax Exempt Income Fund was organized on April 20, 1989. A copy of each fund's Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

Each of the Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania funds is an open-end, diversified management investment company and each of the Arizona, Florida and New Jersey funds is an open-end, non-diversified management investment company. Each fund has an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or
relative rights and privileges as the Trustees determine.   Only
class A, B and M shares are offered by this prospectus. Each fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were liquidated, would receive the net assets of that fund. Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although each fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in

       [/R]    the     Agreement
and Declaration of Trust.

Although each fund is offering only its own shares in this prospectus, it is possible that a fund might become liable for any misstatement in the prospectus about another fund. The Trustees of each fund have considered this factor in approving the use of a single prospectus.

If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may choose to redeem your shares. You will receive at least 30 days' written notice before a fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. A fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may

       ,[/R] at
any time,    establish one,     which could apply to both present
and future shareholders.

The funds' Trustees: George Putnam,* Chairman. President of the

Putnam

       [/R]    Funds    .  Chairman and Director of
Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans
H. Estin, Vice Chairman, North American Management Corp.; John A. Hill, Chairman and Managing Director, First Reserve Corporation; Ronald J. Jackson, Former Chairman, President and Chief Executive Officer of Fisher-Price, Inc.,
Director of Safety

       [/R]
   First    , Inc., Trustee
 of Salem Hospital and the Peabody
Essex Museum; Elizabeth T. Kennan, President Emeritus and
Professor, Mount Holyoke College; Lawrence J. Lasser,* Vice
President of
the
 Putnam

       [/R]    Funds    .  President,
Chief Executive Officer and Director of Putnam Investments, Inc.
and Putnam Management.  Director, Marsh & McLennan Companies,
Inc.; Robert E. Patterson, Executive Vice President and Director of

       [/R] Acquisitions, Cabot Partners Limited
Partnership; Donald S. Perkins,* Director of various corporations, including Cummins Engine Company, Lucent Technologies, Inc., Springs Industries, Inc. and Time Warner Inc.; George Putnam, III,* President, New Generation Research, Inc.; A.J.C. Smith,* Chairman and Chief Executive Officer, Marsh
& McLennan Companies, Inc.   ; W. Thomas Stephens, Former
Chairman, President and Chief Executive Officer of Manville Corporation, Director of Mail-Well, Inc., Qwest Communications, The Eagle Picher Trust and Public Service Company of
Colorado    ; and W. Nicholas Thorndike, Director of various
corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates. The Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of a fund, Putnam Management or Putnam Mutual Funds.


About Your Investment

ALTERNATIVE SALES ARRANGEMENTS

Class A shares.

       [/R]    If you purchase     class A
shares

       , you will generally pay[/R] a sales charge at the time of purchase

       , and, as[/R] a result,


       [/R]    will     not

       [/R]    have     to
   pay     any charges when

       [/R]    you redeem the
shares. If you purchase class A shares     at net asset value


       [/R]    you may have to pay     a contingent deferred
sales charge ("CDSC")    when you redeem the shares    .  Certain
purchases of class A shares qualify for reduced sales charges.
Class A shares

       [/R]    pay     lower 12b-1


       [/R]    fees     than class B and class M shares.  See
"How to buy shares -- Class A shares" and "Distribution plans."

Class B shares.

       [/R]    If you purchase class B
shares, you will not pay     an initial sales charge, but


       [/R]    may have to pay a CDSC if you redeem the shares
within six years    .  Class B shares also

       [/R]
   pay     a  higher 12b-1 fee than class A and class M shares.


Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase. For more information about the conversion of class B shares,

       [/R]    including     information about how
shares acquired through reinvestment of distributions are treated


       [/R]    and     certain circumstances under which


       [/R]    class B shares may not convert into class A
shares, see the SAI    . Class B shares provide an investor the
benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares -- Class B shares" and "Distribution plans."

Class M shares.

       [/R]    If you purchase     class M
shares

       , you will generally pay[/R] a sales charge at the time of purchase that is lower than the sales charge


       [/R]    you would pay for     class A shares.  Certain
purchases of class M shares qualify for reduced sales charges.
Class M shares

       [/R]    pay     12b-1

       [/R]
   fees     that

       [/R]    are     lower than class B
shares but higher than class A shares.

       [/R]    You
will not have to pay any charges when you redeem class M shares,
but class M shares will     not convert into any other class of
shares. See "How to buy shares -- Class M shares" and "Distribution plans."

Which

       [/R]    class     is best for you?


       [/R]    Which     class of shares provides


       [/R]    the most     suitable investment for


       [/R]    you     depends on a number of factors,
including the amount

       [/R]    you intend to invest and
how long you intend to hold the shares.  If your intended
purchase qualifies     for reduced sales charges   , you
might consider class A or class M shares.

       [/R]    If
you     prefer not to pay

       [/R]    a     sales charge
   at the time of purchase, you     might consider class B
shares. Orders for class B shares for $250,000 or more will be treated as orders for class A shares or declined. For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services. Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

Buying shares through Putnam Mutual Funds. Complete an order form and write a check for the amount you wish to invest, payable to the appropriate fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares

       [/R].

Buying shares through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

Class A shares

The public offering price of class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The relevant fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.


                                    Sales charge       Amount of
                             as a percentage of:    sales charge
                             -------------------    reallowed to
                                   Net              dealers as a
Amount of transaction           amount  Offering   percentage of
at offering price ($)         invested     price  offering price
-----------------------------------------------------------------
   -----------------------------------------------
Under 25,000                       4.99%     4.75%        4.50%
 25,000 but under 100,000          4.71      4.50         4.25
100,000 but under 250,000          3.90      3.75         3.50
250,000 but under 500,000          3.09      3.00         2.75
500,000 but under 1,000,000        2.04      2.00         1.85




       [/R]    No     initial sales charge

       [/R]
   applies to     purchases of class A shares of $1 million or
more.  However, a CDSC of 1.00% or 0.50%, respectively,


       [/R]    is     imposed    on redemptions of these
shares     within the first or second year after purchase   ,
unless the

       [/R] dealer of record waived its
commission with    Putnam Mutual Funds' approval.


       [/R]

Putnam Mutual Funds pays

       [/R] dealers of record
commissions on sales of class A shares of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the

       [/R]    first     $3
million    of class A shares purchased    , 0.50% of the next $47
million and 0.25% thereafter.

Class B shares

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below.


       [/R]

 Year    1       2        3       4        5       6     7+
-------------------------------------------------------------   -
-----------------------------------------------
Charge  5%      4%       3%      3%       2%      1%     0%



       [/R]    Putnam Mutual Funds pays a sales commission
equal to 4.00% of the amount invested (including a prepaid
service fee of 0.20% of the amount invested) to dealers who sell class B shares.  These commissions are not paid on exchanges from
other Putnam funds or on sales to investors     exempt from the
CDSC.

       [/R]


Class M shares

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The relevant fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.

                                 Sales charge        Amount of
                              as a percentage of:  sales charge
                              -------------------  reallowed to
                                 Net               dealers as a
Amount of transaction          amount  Offering    percentage of
at offering price ($)         invested   price    offering price
-----------------------------------------------------------------
   ------------------------------------------
Under 50,000                     3.36%    3.25%       3.00%
50,000 but under 100,000         2.30     2.25        2.00
100,000 but under 250,000        1.52     1.50        1.25
250,000 but under 500,000        1.01     1.00        1.00
500,000 and above                NONE     NONE         NONE

Sales charges will not apply to class M shares
purchased    on or before October 31, 1997     with redemption
proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a contingent deferred sales charge. Members of qualified groups may also purchase class M shares without a sales charge.

General

You may be eligible to buy fund shares at reduced sales charges
   or to sell fund shares without a CDSC    .

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, qualified


       [/R]    benefit     plans, and other plans.
Descriptions are also included in the order form and in the SAI.

Each fund may sell class A, class B and class M shares at net asset value without an initial sales charge or a CDSC to current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds, and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.


In addition, each fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by

       [/R]    the     fund of assets of an
investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing shares at reduced sales charges.

   In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and net asset value. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when you redeem a share that has appreciated in value during the CDSC period, a CDSC is assessed on its initial purchase price. Shares acquired by reinvestment of distributions may be redeemed without a CDSC at any time. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, fund shares at net asset value.

If you are considering redeeming shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption or transfer. Otherwise, payment may be delayed until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, certificates will not be issued for your shares unless you request them.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.


DISTRIBUTION PLANS



       [/R]    The funds have adopted distribution plans to
compensate Putnam Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including
the payments to dealers mentioned below.  The     plans provide
for payments by each fund to Putnam Mutual Funds at the annual


       [/R]    rates (expressed as a percentage of average net
assets) of up to 0.35% on class A shares and 1.00% on class B and
class M     shares.  The Trustees currently limit payments


       [/R]    on class A, class B and class M shares to
0.20%, 0.85%, and 0.50% of average net assets, respectively.

Putnam Mutual Funds

       [/R]    compensates     qualifying
dealers (including, for this purpose, certain financial institutions)

       [/R]    for sales of     shares and the
maintenance of

       [/R]    shareholders accounts.

Putnam Mutual Funds makes quarterly payments to dealers at the
annual rate of up to 0.15% of     the average net asset value of
class A shares

       [/R] for shares outstanding as of March
5, 1993 for the Arizona fund, July 8, 1993 for the Florida and Pennsylvania funds, May 11, 1992 for the Massachusetts fund, March 9, 1992 for the Michigan, Minnesota and Ohio funds and December 31, 1992 for the New Jersey fund, and 0.20% of such
average net asset value for    class A     shares of each fund
acquired after such dates (including

       [/R] shares
acquired through reinvestment of distributions)    for which such
dealers are designated as the dealer of record. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders investing $1 million or more unless the shareholder has made arrangements with Putnam Mutual Funds and the dealer of record has waived the sales commission.

Putnam Mutual Funds makes quarterly payments to dealers at the annual rates of 0.25% and 0.65% of the average net asset value of

       [/R] class B and class M    shares, respectively, except
that

       [/R] the first year's service fees    of
0.20%     for class B shares

       [/R] are prepaid as
described above.

    Putnam Mutual Funds

       [/R] may suspend or modify


       [/R]    its     payments to dealers.

       [/R]
The payments are also subject to the continuation of the relevant distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

You can sell your shares to the appropriate fund any day the New
York Stock Exchange is open, either directly to the fund or through your investment dealer.

       [/R]    The     fund
will only redeem shares for which it has received payment.

Selling shares directly to your fund. Send a signed letter of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after your fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares of a fund having a net asset value of $100,000 or more, the signatures of the registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

Your fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances,

       [/R]    the     fund may suspend
redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000

       [/R] unless you have
notified Putnam Investor Services of an address change within the preceding 15 days. Unless

       [/R]    you indicate
otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from

       [/R]
   you    , or any person claiming to act as

       [/R]
   your     representative, who can provide Putnam Investor
Services with

       [/R]    your     account registration and
address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of the same class of certain other Putnam funds at net asset value. Not all Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the
highest CDSC applicable to your class of shares.   For purposes
of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing so would be in the best interests of your fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW A FUND VALUES ITS SHARES

Each fund calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by
the number of    its     shares outstanding.  Shares are valued
as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Tax-exempt securities are valued on the basis of valuations provided by a pricing service approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Each fund believes that reliable market quotations generally are not readily available for purposes of valuing its portfolio securities. As a result, it is likely that most of the valuations provided by a pricing service will be based upon fair value determined on the basis of the factors listed above.

Non-tax-exempt securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW A FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION

Each fund declares all of its net

       [/R]
   investment     income as a distribution on each day it is open
for business.  Net

       [/R]    investment     income
consists of interest accrued on portfolio investments of a fund, less accrued expenses, computed in each case since the most recent determination of net asset value. Normally, a fund pays distributions of net investment income monthly. A fund will distribute at least annually all net


       [/R] capital

gains, if any, after applying any available capital loss
carryovers.  A capital loss carryover is currently available for each fund, other than the Pennsylvania
fund    and the Michigan
fund    .
  Distributions paid

       [/R]    on     class A
shares will generally be greater than those paid

       [/R]
   on     class B and class M shares because expenses
attributable to class B and class M shares will generally be higher.

You begin earning distributions on the business day that Putnam
Mutual Funds receives payment for your shares. It is your responsibility to see that your dealer forwards payment promptly.

You can choose from three distribution options:

- Reinvest all distributions in additional shares of your fund without a sales charge;

- Receive distributions from net interest income in cash while reinvesting net capital gains distributions

       [/R] in
additional shares of your fund without a sales charge; or

- Receive all distributions in cash.


You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution

       [/R].  If Putnam Investor Services
does not receive your election, the distribution will be reinvested in

       [/R]    the     fund.  Similarly, if
correspondence sent by a fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

Federal taxes

Each fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for

       [/R]    it     to be
relieved of federal taxes on income and gains it distributes to shareholders. Each fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

Fund distributions designated

       [/R] as "exempt-interest
dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in a fund may have on the taxation of your benefits. In addition, an investment in a fund may result in liability for federal alternative minimum tax and state and local taxes, both for individual and corporate shareholders.

Each fund may at times purchase tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of the market discount will be included in

       [/R]    the     fund's ordinary income and
will be taxable to you as such when it is distributed to you.


Fund distributions

       [/R] will be taxable to you as
ordinary income

       [/R]    to the extent derived from the
fund's investment income and net short-term gains (that is, net gains from capital assets held for not more than a year). Distributions designated by the fund as deriving from net gains on capital assets held for more than one year but not more than 18 months and from net gains on capital assets held for more than
18 months will be taxable to you     as such, regardless of how
long you have held

       [/R]    the     shares.
Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.


Early in

       [/R]    the calendar     year Putnam Investor
Services will notify you of the amount and tax status of distributions paid to you for the preceding year.

State taxes

General. Except as described below and in the SAI, to the extent not tax-exempt under the state income tax regime to which you are subject, your proportionate share of distributions from a fund's net investment income and short-term capital gains, if any, will be taxable as ordinary income, whether you take them in cash or reinvest them in additional shares of that fund (except that distributions reinvested in shares of the Michigan fund are exempt from Michigan intangibles tax). The treatment for tax purposes of distributions from a fund's long-term capital gains is discussed below.

Arizona. It is the published position of the Arizona Department of Revenue that distributions by a regulated investment company are exempt from Arizona state income tax to the extent such distributions are derived from interest on obligations the interest on which is exempt from Arizona state income tax. As long as the Arizona fund qualifies as a regulated investment company, to the extent distributions by the Arizona fund are derived from interest income with respect to U.S. Treasury securities or, to the extent as described below, tax-exempt securities (defined above under "How the funds pursue their objectives -- tax exempt securities"), such distributions will be exempt from Arizona state personal income tax. In addition, it is the published position of the Arizona Department of Revenue that distributions by a regulated investment company derived from certain other governmental obligations as to which federal law specifically precludes state taxation of interest received by a direct investor in such obligations are exempt from Arizona personal state income tax.

Some tax-exempt securities of Arizona issuers have a direct income tax exemption under Arizona law, independent of federal tax treatment. However, in most cases, interest with respect to tax-exempt securities of Arizona issuers is exempt from Arizona state income tax only so long as that interest is excluded from gross income for federal income tax purposes. Therefore, if interest with respect to tax-exempt securities of Arizona issuers held by the Arizona fund ceases to be exempt from federal income tax (or is retroactively determined to be taxable under federal law), then, unless that obligation has an independent statutory tax exemption under Arizona law, distributions by the Arizona fund derived from interest on that obligation will cease to be exempt from state personal income taxes (and, if interest on the obligation is determined to be taxable under federal law retroactive to any date, those distributions may be considered not to have been exempt from state income taxes from that date).

For Arizona personal income tax purposes, distributions by the Arizona fund, other than distributions exempt from Arizona state personal income tax, will be taxable as ordinary income, whether paid in cash or reinvested in additional shares. Under current Arizona income tax law, distributions of net capital gains earned by the Arizona fund are not exempt from taxation and are taxed at ordinary income tax rates.

Florida. Florida does not currently impose an income tax on individuals. Thus individual shareholders of the fund will not be subject to any Florida state income tax on distributions received from the Florida fund. However, certain distributions will be taxable to corporate shareholders that are subject to Florida corporate income tax.

Florida currently imposes an "intangibles tax" at the annual rate of

       [/R]    0.20%     on certain securities and other
intangible assets owned by Florida residents. Certain types of tax-exempt securities of Florida issuers, U.S. government securities and tax-exempt securities issued by certain U.S. territories and possessions are exempt from this intangibles tax. The Florida fund has received a ruling from Florida authorities that if on December 31 of any year the Florida fund's portfolio consists solely of such exempt assets, the Florida fund's shares will be exempt from the Florida intangibles tax payable for the following year.

In order to take advantage of the exemption from the intangibles tax in any year, the Florida fund must sell any non-exempt assets held in its portfolio and reinvest the proceeds in exempt assets prior to December 31. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the Florida fund's investment return and might exceed any increased investment return the Florida fund achieved by investing in non-exempt assets during the year.


Massachusetts. Distributions received from the Massachusetts fund are exempt from Massachusetts personal income tax to the extent that they are derived from interest on tax-exempt securities and are designated as such. The Massachusetts fund has obtained a tax ruling which recognizes for Massachusetts personal income tax purposes the tax-exempt character of gains realized by the fund on the sale of certain tax-exempt securities when those gains are distributed to shareholders and designated as such.

Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax.



       [/R] In 1994, the Massachusetts personal income tax statute was modified to provide for graduated rates of tax (with some exceptions) on

       [/R]    gains from the sale or
exchange of capital assets held for more than one year     based
on the length of time the asset has been held since January 1, 1995.

       [/R]    The Massachusetts     Department of
Revenue has released

       [/R]    proposed     regulations
providing that the holding period of the mutual fund (rather than that of its shareholders) will be determinative for purposes of applying the revised statute to shareholders that receive capital gain distributions, so long as the mutual fund separately designates

       [/R]    the amount     of such distributions
   attributable to each of six classes of gains from the sale or
exchange of capital assets held for more than one year     in a
notice provided to shareholders

       [/R]    and the
Commissioner of Revenue on or before March 1 of the calendar year after the calendar year of such distributions. In the absence of such notice, the holding period of the assets giving rise to such gain is deemed to be more than one but not more than two
years    .  Shareholders should consult their tax advisers with
respect to the Massachusetts personal income tax treatment of capital gain distributions from the fund.

Michigan. Distributions received from the Michigan fund are exempt from Michigan personal income tax and excluded from the taxable income base of the Michigan intangibles tax to the extent they are derived from interest on tax-exempt securities, under the current position of the Michigan Department of Treasury.
Such distributions, if received in connection with a shareholder's business activity, may, however, be subject to Michigan single business tax. See the SAI. For Michigan personal income tax, intangibles tax and single business tax purposes, fund distributions attributable to any source other than interest on tax-exempt securities will be fully taxable. Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities.

Minnesota. In 1995, Minnesota enacted a statement of intent that interest on obligations of Minnesota and its political subdivisions and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if it is judicially determined that Minnesota's exemption of such interest and taxation of interest on obligations of other states and their political subdivisions and Indian tribes unlawfully discriminates against interstate commerce. This provision applies to taxable years that begin during or after the calendar year in which any such determination becomes final. Putnam Management is not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes and taxation of interest on the bonds of other states or their political subdivisions or Indian tribes unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. However, there can be no assurance that interest on the tax-exempt securities held by the Minnesota fund would not become taxable under this Minnesota statutory provision.

Shareholders of the Minnesota fund who are individuals, estates or trusts will not be subject to Minnesota personal income tax on fund distributions to the extent that such distributions qualify
as exempt-interest    dividends     derived from interest on
obligations of the State of Minnesota and its agencies, instrumentalities, political subdivisions and Indian tribes, provided that at least 95% of the fund's total exempt-interest dividends are derived from interest on obligations of such Minnesota entities.

Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be included in Minnesota "alternative taxable income" of individuals, estates and trusts for purposes of computing
Minnesota's alternative minimum tax.

Losses of individuals, estates and trusts that are disallowed or treated as long-term losses under current federal law by reason of the shareholder's receipt of exempt-interest dividends or capital gain dividends, respectively, are treated similarly under Minnesota law, notwithstanding, in the case of exempt-interest dividends, that such dividends may not be fully excludable from Minnesota gross income.

Fund distributions are not excluded in determining the Minnesota franchise tax on corporations measured by net income or the Minnesota alternative minimum tax on corporations.

New Jersey. The New Jersey fund intends to qualify as a "qualified investment fund" under the New Jersey Gross Income Tax law except when investing for defensive purposes under certain circumstances. As long as the New Jersey fund is a qualified investment fund and to the extent its distributions are derived from interest or net gains on tax-exempt securities, such distributions will be exempt from New Jersey gross income tax, but will be included in the net income tax base for purposes of computing the corporate business tax. The exemption from the New Jersey Gross Income Tax will also extend to interest or net gains on obligations of the United States, its territories and certain of its agencies and instrumentalities which pay interest free from state or local taxation under any laws of New Jersey or under the Constitution or other laws of the United States. Gains resulting from the redemption or sale of shares of the New Jersey fund will also be exempt from New Jersey Gross Income Tax.

In order to be a qualified investment fund, the New Jersey fund must, as of the end of each fiscal quarter, invest at least 80% of the aggregate principal amount of its investments (excluding financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Internal Revenue Code, and cash and cash items, which cash items shall include receivables) in the exempt obligations referred to above and have no investments other than interest bearing or discounted obligations, cash or cash items (including receivables) and financial options, futures, forward contracts or certain other similar instruments related to interest-bearing or discounted obligations or bond indexes related thereto. If the New Jersey fund fails to be a qualified investment fund, as a result of employing alternative investment strategies or otherwise, it is possible that all or a portion of its distributions for the entire taxable year will not qualify for tax-exempt status under New Jersey law.

For New Jersey Gross Income Tax purposes, distributions by the fund derived from income or net gains on investments other than tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities will be taxable as ordinary income, whether paid in cash or reinvested in additional shares.

Ohio. Distributions received from the Ohio fund are exempt from Ohio personal income tax and school district and municipal income taxes in Ohio to the extent they are properly attributable to interest on obligations issued by the State of Ohio, political subdivisions thereof, or agencies or instrumentalities thereof ("Ohio Obligations"), provided that the Ohio fund continues to qualify as a regulated investment company for federal income tax purposes and that at all times at least 50% of the value of the total assets of the fund consists of Ohio Obligations or similar obligations of other states or their subdivisions. It is assumed for purposes of this discussion of Ohio taxation that these requirements are satisfied. All distributions received from the Ohio fund are excluded from the net income base of the Ohio corporation franchise tax to the extent that they (a) are properly attributable to interest on Ohio Obligations, or (b) represent exempt-interest dividends for federal income tax purposes. The Ohio fund's shares will be included in a shareholder's tax base for purposes of computing the Ohio franchise tax on the net worth basis.

Distributions of capital gain received from the Ohio fund will be exempt from Ohio personal income tax and school district


       [/R] and municipal income taxes in Ohio and will be excluded from the net income base of the Ohio corporation franchise tax, in each case to the extent that such distributions are properly attributable to profit made on the sale, exchange or other disposition by the Ohio fund of Ohio Obligations.

Distributions properly attributable to interest on obligations of the United States or of any authority, commission, or instrumentality of the United States or obligations of Puerto Rico, the Virgin Islands, or Guam or their authorities or
instrumentalities    the interest on which is exempt from state
income taxes under the laws of the United States     will
 be exempt from Ohio personal income tax and school district and
municipal income taxes in Ohio, and   , provided such interest is
excluded from gross income for federal income tax purposes, are excluded from the net income base of the Ohio corporation franchise tax.

Pennsylvania. Distributions paid by the Pennsylvania fund will not be subject to the Pennsylvania personal income tax or to the Philadelphia School District investment net income tax to the extent that the distributions are attributable to interest received by the Pennsylvania fund from its investments in tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities. Distributions by the Pennsylvania fund to a Pennsylvania resident that are attributable to other sources may be subject to the Pennsylvania personal income tax and (for residents of Philadelphia) to the Philadelphia School District investment net income tax whether paid in cash or reinvested in additional shares. Distributions paid by the Pennsylvania fund which are excludable as exempt income for federal tax purposes are not subject to the Pennsylvania corporate net income tax. For a more detailed description of Pennsylvania corporate income tax, see the SAI.

Individual shareholders of the Pennsylvania fund who are subject to the personal property taxes levied by certain Pennsylvania counties, cities and school districts will be exempt from such tax on their shares of the Pennsylvania fund to the extent that the Pennsylvania fund's portfolio consists of tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities. Corporations are not subject to Pennsylvania personal property taxes.

General

The foregoing is a summary of certain federal and state income tax consequences of investing in a fund. You should consult your tax adviser to determine the precise effect of an investment in a fund on your particular tax situation (including possible liability for federal alternative minimum tax and for state and local taxes).

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the funds and of other Putnam funds. Putnam Fiduciary Trust Company is the custodian of the funds. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the investor servicing and transfer agent for the funds.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Appendix

Security ratings

The ratings services' descriptions are as follows:

Moody's Investors Service, Inc.:

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Ratings of Corporate Obligations

The Moody's corporate obligations ratings of Aaa, Aa, A and Baa and the Standard & Poor's corporate obligations ratings of AAA, AA, A and BBB do not differ materially from those set forth above for tax-exempt securities.

Standard & Poor's:

Bonds

AAA -- Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C -- Debt rated `BB',`B',`CCC',`CC' and`C' is regarded on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. `BB' indicates the lowest degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

Commercial paper

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated`A-1'.

Duff & Phelps Corporation

Long-Term Debt

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

Fitch Investors Service,
Inc.   :


AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of
satisfactory credit quality.  The obligor's ability to pay
interest and repay principal is considered to be adequate.
Adverse changes in economic conditions and circumstances,
however, are more likely to have    an     adverse
 impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

       [/R] PUTNAM ARIZONA TAX EXEMPT INCOME FUND
PUTNAM FLORIDA TAX EXEMPT INCOME FUND
PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
PUTNAM OHIO TAX EXEMPT INCOME FUND
PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND

             One Post Office Square
  Boston, MA 02109

FUND
           INFORMATION


             INVESTMENT
MANAGER                           LEGAL
COUNSEL

       [/R]


Putnam Investment Management, Inc.<R Ropes & Gray[/R]
One Post Office Square             One International Place
Boston, MA 02109                     Boston, MA 02110


MARKETING SERVICES                   INDEPENDENT ACCOUNTANTS
Putnam  Mutual Funds Corp.

   One Post Office Square             Arizona, Michigan,
New Boston, MA  02109                 Jersey and Ohio funds
                                      Coopers & Lybrand L.L.P.

One Post Office Square


       [/R]    INVESTOR SERVICING
AGENT
Boston, MA  02109


Putnam Investor
Services                  Florida, Massachusetts,

Mailing
address:                          Minnesota and
P.O. Box
41203                                Pennsylvania funds

Providence, RI
02940-1203                 Price Waterhouse LLP
                           160 Federal Street
                           Boston, MA  02110



CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109






       [/R]



PUTNAMINVESTMENTS
 One Post Office Square
 Boston, Massachusetts 02109


       [/R] Toll-free 1-800-225-1581



              PUTNAM ARIZONA TAX EXEMPT INCOME FUND
                        (the "Arizona fund")
              PUTNAM FLORIDA TAX EXEMPT INCOME FUND
                        (the "Florida fund")
              PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
                        (the "Massachusetts fund")
              PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
                        (the "Michigan fund")
              PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
                        (the "Minnesota fund")
              PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                        (the "New Jersey fund")
              PUTNAM OHIO TAX EXEMPT INCOME FUND
                        (the "Ohio fund")
              PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND
                        (the "Pennsylvania fund")
           (each a "fund" and

       [/R] collectively, the
("funds")



FORM N-1A                           PART B

               STATEMENT OF ADDITIONAL INFORMATION ("SAI")


                  September 30,

       [/R]    1997


This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the funds dated September 30,

       [/R]    1997    , as
revised from time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of

       [/R]    the     fund's prospectuses,
unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about


       [/R]    the funds    .  Part II includes information
about the funds and the other Putnam funds.

                             Table of Contents

Part I       Page

TAX-EXEMPT SECURITIES. . . . . . . .  . . . . . . . . . . .I-3

INVESTMENT RESTRICTIONS. . . . . . . .. . . . . . . . . . .I-5



       [/R]CHARGES AND EXPENSES . . . . . . ..I-

       [/R]
   7



       [/R]    INVESTMENT PERFORMANCE . . . . . . . .  I-31

TAXES. . . . . . . . . . . . . . . . . . . . . . .  . . .I-36

EQUIVALENT YIELDS:  TAX-EXEMPT VERSUS TAXABLE
SECURITIESI-

       [/R]    38

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . I-

       [/R]
   47

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS I-

       [/R]
   47

Part II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . .  . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . .II-

       [/R]
   30

MANAGEMENT . . . . . . . . . . . . . . . . . . .II-

       [/R]
   36

DETERMINATION OF NET ASSET VALUE . . . . . . . .II-

       [/R]
   46

HOW TO BUY SHARES. . . . . . . . . . . . . . . .II-

       [/R]
   47

DISTRIBUTION PLANS . . . . . . . . . .. . . . . . . . . . .II-59

INVESTOR SERVICES. . . . . . . . . . . . . . . .II-

       [/R]
   61

SIGNATURE GUARANTEES . . . . . . . . .. . . . . . . . . . .II-66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . .II-

       [/R]
   67

SHAREHOLDER LIABILITY. . . . . . . . . . . . . .II-

       [/R]
   67

STANDARD PERFORMANCE MEASURES. . . . . . .. . . . . . . . .II-67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . .II-

       [/R]
   69

DEFINITIONS. . . . . . . . . . . . . . . .. . . . . . . . .II-73

                                    SAI
                                   PART I

TAX-EXEMPT SECURITIES

General description. As used in the prospectus and in this SAI, the term "tax-exempt securities" includes obligations


       [/R]    issued by     a state

       ,[/R] its
political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (except for Florida, which has no personal income tax) personal or gross income tax of the relevant state. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance such projects as privately operated housing facilities

       ;[/R] certain
local facilities for    supplying     water

       [/R], gas,
   or     electricity

       ;[/R] sewage or solid waste
disposal

       ;[/R] student loans

       ; or [/R]public or
private institutions for the construction of

       [/R]
educational, hospital

       ,[/R] housing    and other
facilities. Such obligations are included within the term tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (except for the Florida fund) personal or gross income tax of the relevant state (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated
industrial or commercial facilities, may    also     constitute
tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

Stand-by commitments. When a fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. Each fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration.

       [/R]
   The     funds    do not     expect to assign any value to
stand-by commitments. Yields. The yields on tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of

       [/R]    nationally recognized securities
rating agencies     represent their opinions as to the
   credit     quality of the tax-exempt securities which they
undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general
movement of interest rates,    and may be     due to such factors
as changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by a fund, an issue of tax-exempt securities or other investments may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a fund. Neither event will require the elimination of an investment from a fund's portfolio, but Putnam Management will consider such an event in its determination of whether a fund should continue to hold an investment in its portfolio.

"Moral obligation" bonds. None of the funds currently intends to invest in so-called "moral obligation" bonds, where payment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the fund.

Additional risks. Securities in which

       [/R]    a
fund may invest, including tax-exempt securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal
Bankruptcy Code (including special provisions related to municipalities and other public entities), and

       [/R]
laws, if any, which may be enacted by

       [/R] Congress or


       [/R]    state legislatures     extending the time for
payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other
conditions   ,     the power, ability or willingness of issuers
to meet their obligations for the payment of interest and principal on their tax-exempt securities may be materially affected.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of tax-exempt securities. Further proposals limiting the issuance of tax-exempt bonds may well be introduced in the future. If it appeared that the availability of tax-exempt securities for investment by a fund and the value of that fund's portfolio could be materially affected by such changes in law, the Trustees of that fund would reevaluate its investment objective and policies and consider changes in the structure of that fund or its dissolution.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities,

       [/R]    each     fund may not and will not:



       [/R]

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

(6) (Arizona, Florida and New Jersey funds only). With respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(7) (Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania
funds only)   .     With respect to 75% of its total assets,
invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(8) (Arizona, Florida and New Jersey funds only). With respect to
50% of its    total     assets, acquire more than 10% of the
outstanding voting securities of any issuer.

(9) (Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania funds only). With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(10) Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities or tax-exempt securities, except

       [/R]    tax-exempt securities
backed only by the assets and revenues of non-governmental
issuers) if   ,     as a result of such purchase, more than 25%
of the fund's total assets would be invested in any one industry.

(11) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.



       [/R]    Although certain of each fund's fundamental
investment restrictions permit it to borrow money to a limited extent, none of the funds currently intends to do so or did so last year.



       [/R]    The Investment Company Act of 1940 provides
that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

                             ------------------
It is contrary to each fund's present policy, which may be changed without shareholder approval, to:

Invest in (a) securities which are not readily marketable, (b) securities restricted as to resale

       [/R](excluding
securities determined by the Trustees of

       [/R]    the
fund (or the person designated by the Trustees of the     fund to
make such determinations) to be readily marketable   )    ,  and
(c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of a fund's net assets (taken at current value) would be invested in securities described in (a),
(b) and (c) above.

       ---------------------------[/R]


       [/R]    All percentage limitations on investments
(other than pursuant to the foregoing non-fundamental restriction) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

       --------[/R]-------------------

CHARGES AND EXPENSES

Management fees



       [/R]    Each     fund pays a quarterly fee to Putnam
Management based on the average net assets of that fund, as determined at the close of each business day during the quarter, at the annual rate of 0.60% of the first $500 million, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.340% of the next $5 billion and 0.330% thereafter.

    For the past three fiscal years, pursuant to    these
management contracts and     management contracts in effect prior
to September 20, 1996

       (at the rates and dated as
[/R]set forth

       [/R] below), the funds incurred the
following fees:

             Fiscal          Management
             year            fee paid
             ------          ----------------
Arizona fund     1997       $902,931
              1996          $943,091
              1995+         $683,508


       [/R]
Florida fund     1997     $1,811,365
              1996        $1,860,534
              1995++      $1,686,928


       [/R]
Massachusetts fund          1997 $2,084,991
              1996        $1,885,492
              1995        $1,638,366


       [/R]
Michigan fund    1997       $1,041,555
              1996          $990,338
              1995          $858,323


       [/R]
Minnesota fund       1997   $789,906
              1996          $742,566
              1995          $643,810


       [/R]
New Jersey fund      1997 $1,844,631
              1996        $1,824,907
              1995++      $1,588,880


       [/R]
Ohio fund        1997     $1,395,593
              1996        $1,379,995
              1995        $1,286,605


       [/R]
Pennsylvania fund    1997 $1,554,372
              1996        $1,426,014
              1995+++       $323,968


       [/R]
+   for fiscal period 9/1/94 - 5/31/95
++  for fiscal period 7/1/94 - 5/31/95
+++ for fiscal period 3/1/95 - 5/31/95

                  Prior           Prior
Fund name                   Contract date
    Rates

Arizona fund
3/5/92   0.60% of the first$500 million
         0.50% of the next $500 million
         0.45% of the next $500 million

       [/R]
         0.40% thereafter

Florida fund
12/5/91  0.60% of the first $500 million
         0.50% of the next $500 million
         0.45% of the next $500 million and
         0.40% thereafter

Massachusetts fund
7/11/91  0.60% of the first $500 million
         0.50% of the next $500 million
         0.45% of the next $500 million and
         0.40% thereafter

Michigan fund
7/11/91  0.60% of the first $500 million
         0.50% of the next $500 million
         0.45% of the next $500 million and
         0.40% thereafter

Minnesota fund
7/11/91  0.60% of the first $500 million
         0.50% of the next $500 million
         0.45% of the next $500 million and
         0.40% thereafter

New Jersey fund
6/6/91   0.60% of the first $500 million
         0.50% of the next $500 million
         0.45% of the next $500 million and
         0.40% thereafter

Ohio fund
7/11/91  0.60% of the first $500 million
         0.50% of the next $500 million
         0.45% of the next $500 million and
         0.40% thereafter

Pennsylvania fund
7/11/91  0.60% of the first $500 million
         0.50% of the next $500 million
         0.45% of the next $500 million and
         0.40% thereafter

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated.

                 Fiscal                        Brokerage
                 year                          commissions
                 ------                        ------------
Arizona fund        1997                  $18,252
                 1996                          $8,892
                 1995+                        $16,040


       [/R]
Florida fund        1997                  $41,262
                 1996                         $10,049
                 1995++                       $29,166


       <
                                                     /R>
Massachusetts fund     1997               $38,155
                 1996                         $11,986
                 1995                         $27,290

       [/R]
Michigan fund       1997                  $19,462
                 1996                          $5,967
                 1995                          $5,208


       <
                                                     /R>
Minnesota fund      1997                  $13,494
                 1996                          $4,667
                 1995                          $9,645


       [/R]
New Jersey fund     1997                  $28,054
                 1996                         $18,629
                 1995++                       $41,937



       [/R]
Ohio fund           1997                  $32,721
                 1996                          $6,578
                 1995                         $13,759


       [/R]
Pennsylvania fund                                       1997
$26.520
                 1996                          $9,269
                 1995+++                       $2,119


       [/R]

+   for fiscal period 9/1/94 - 5/31/95
++  for fiscal period 7/1/94 - 5/31/95
+++ for fiscal period 3/1/95 - 5/31/95

The following table shows transactions placed with brokers and dealers  during the most recent fiscal year to recognize
research, statistical and quotation services    received by
Putnam Management

       [/R] and its
affiliates

       :[/R]

                Dollar
                value              Percent of
                of these           total            Amount of
                transactions       transactions   commissions
                ------------       ------------   -----------
                     -----------------

Arizona fund

       [/R]    $1,500,000    0.77%  $11,250
Florida fund

       [/R]    $3,176,000 0.81%  $16,000
Massachusetts fund

       [/R]    $1,327,4940.38%$6,225
Michigan fund

       [/R]    $727,787    0.43%$3,325
Minnesota fund

       [/R]    $1,250,000    0.91%$7,812
New Jersey fund

       [/R]    $1,050,500   0.40%$6,875


       [/R]    Ohio fund      $2,131,654    6.69%$10,344
Pennsylvania fund

       [/R]    $0      0%   $0

Administrative expense reimbursement

The funds reimbursed Putnam Management

       [/R] for
administrative services during fiscal

       [/R]    1997,
including

       [/R] compensation of certain fund officers
and contributions to the Putnam Investments, Inc. Profit Sharing
Retirement Plan for their benefit   , as follows    :

                                             Portion of total
                                             reimbursement for
                                               compensation
                           Total                   and
                       reimbursement          contributions
                       -------------         ----------------
Arizona fund

       [/R]    $6,884          $6,063
Florida fund

       [/R]    $8,537           7,519
Massachusetts fund

       [/R]    $7,465    $6,574
Michigan fund

       [/R]    $6,908         $6,084
Minnesota fund

       [/R]    $6,873        $6,053
New Jersey fund

       [/R]    $7,123       $6,273
Ohio fund

       [/R]    $7,037             $6,198
Pennsylvania fund

       [/R]    $7,084     $6,239

Trustee fees

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following

       [/R]    tables show     the year each Trustee
was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each fund for fiscal

       [/R]    1997
and the fees paid to each Trustee by all of the Putnam funds during

       [/R] calendar

       [/R]    1996    :

COMPENSATION TABLE

   Arizona fund Trustees/Year


Aggregate

    compensation


       [/R]
   from the fund(1)

Pension or retirement
benefits accrued as part of
fund expenses(2)

Estimated
annual benefits
from all
Putnam funds
upon retirement(3)
Total

compensation
from all
Putnam
funds(4)



James A. Baxter/1994    $622     $143     $85,646    $172,291(5)
Hans H. Estin/1972      $615     $493      85,646     171,291
John A. Hill/1985       $617     $184      85 646 170,791(5)
Ronald J. Jackson/1996

       (6) 618  $ 15 85,646
94,807(5)[/R]
Elizabeth T. Kennan/1992

       [/R]    $618     $331

85,646                       171,291
Lawrence J. Lasser/1992

       [/R]    $617  $248

85,646                       169,791
Robert E. Patterson/1984

       [/R]    $630    $148

85,646                       182,291
Donald S. Perkins/1982

       [/R]    $622     $537

85,646                       170,291
William F. Pounds/1971

       (7)            $654    $497

98,146                       197,291[/R]


       [/R]    George Putnam/1957            $622    $566

85,646                       171,291
George Putnam, III/1984

       [/R]    $622     $ 97

85,646                       171,291


       [/R]    A.J.C. Smith/1986             $611
$330
85,646                       169,791


       [/R]    W. Thomas Stephens/1997(8)    N/A
N/A
85,646                       N/A
W. Nicholas Thorndike/1992

       [/R]    $627
$476
85,646                       181,291

(1)  Includes an annual retainer and an attendance fee for each meeting attended.
(2)

       [/R]    The Trustees approved a Retirement Plan
for Trustees of the Putnam Funds on October 1, 1996. Prior to that date, voluntary retirement benefits were paid to
Certain retired Trustees.
(3) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on fee rates in effect during calendar 1996.
(4)  As of December 31, 1996, there were 96     funds in the
Putnam family.
   (5) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
(6)

       [/R]Elected as Trustee in May 1996.


       (7)[/R] Includes additional compensation for service as Vice Chairman of the Putnam funds.


       (8) Elected as Trustee in September 1997.

COMPENSATION TABLE

Florida fund

Trustees/Year
Aggregate
compensation
from the
fund(1)

Pension or
retirement
benefits accrued
as part of
fund expenses (2)

Estimated
annual benefits
from all
Putnam funds
upon retirement(3)
Total

compensation
from all
Putnam
funds(4)

James A. Baxter/1994  $713   $161          $85,646  $172,291(5)
Hans H. Estin/1972     $704   $551           85,646   171,291
John A. Hill/1985      $707   $206           85 646   170,791(5)
Ronald J. Jackson/1996 (6)  $707 $ 19        85,646    94,807(5)
Elizabeth T. Kennan/1992 $707 $367           85,646   171,291
Lawrence J. Lasser/1992  $707 $276           85,646   169,791
Robert E. Patterson/1984 $723 $165           85,646   182,291
Donald S. Perkins/1982   $713 $600           85,646   170,291
William F. Pounds/1971 (7) $776 $557         98,146   197,291
George Putnam/1957         $713 $632         85,646   171,291
George Putnam, III/1984    $713 $108         85,646   171,291
A.J.C. Smith/1986          $699 $368         85,646   169,791
W. Thomas Stephens/1997(8) N/A    N/A        85,646     N/A
W. Nicholas Thorndike/1992   $719 $528       85,646   181,291

(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2) The Trustees approved a Retirement Plan for Trustees of the Putnam Funds on October 1, 1996. Prior to that date, voluntary retirement benefits were paid to certain retired Trustees.
(3) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on fee rates in effect during calendar 1996.
(4) As of December 31, 1996, there were 96 funds in the Putnam family.
(5) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
(6)  Elected as Trustee in May 1996.
(7) Includes additional compensation for service as Vice Chairman of the Putnam funds.
(8)  Elected as Trustee in September 1997.


COMPENSATION TABLE

Massachusetts fund

Trustees/Year

Aggregate
compensation
from the
fund(1)

Pension or
retirement
benefits accrued
as part of
fund expenses(2)

Estimated
annual benefits
from all
Putnam funds
upon retirement(3)
Total

compensation
from all
Putnam
funds(4)

James A. Baxter/1994  $750   $168     $85,646     $172,291(5)
Hans H. Estin/1972    $741   $570      85,646      171,291
John A. Hill/1985     $744   $213      85 646      170,791(5)
Ronald J. Jackson/1996 (6) $745 $ 21   85,646       94,807(5)
Elizabeth T. Kennan/1992$745 $379      85,646      171,291
Lawrence J. Lasser/1992 $744 $284      85,646      169,791
Robert E. Patterson/1984 $761$171      85,646      182,291
Donald S. Perkins/1982$750   $621      85,646      170,291
William F. Pounds/1971 (7)   $822 $578 98,146      197,291
George Putnam/1957  $750     $655      85,646      171,291
George Putnam, III/1984 $750 $112      85,646      171,291
A.J.C. Smith/1986       $735 $381      85,646      169,791
W. Thomas Stephens/1997(8)N/A N/A      85,646        N/A
W. Nicholas Thorndike/1992 $758 $544   85,646      181,291

(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2) The Trustees approved a Retirement Plan for Trustees of the Putnam Funds on October 1, 1996. Prior to that date, voluntary retirement benefits were paid to certain retired Trustees.
(3) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on fee rates in effect during calendar 1996.
(4) As of December 31, 1996, there were 96 funds in the Putnam family.
(5) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
(6)  Elected as Trustee in May 1996.
(7) Includes additional compensation for service as Vice Chairman of the Putnam funds.
(8)  Elected as Trustee in September 1997.
COMPENSATION TABLE

Michigan fund

Trustees/Year

Aggregate
compensation
from the
fund
(1)

Pension or
retirement
benefits accrued
as part of
fund
expenses(2)

Estimated
annual benefits
from all
Putnam funds
upon
retirement(3)

Total
compensation
from all
Putnam
funds(4)

James A. Baxter/1994 $626       $143    $85,646     2,291(5)
Hans H. Estin/1972   $619       $497     85,646    171,291
John A. Hill/1985    $622       $185     85 646    170,791(5)
Ronald J. Jackson/1996 (6)$622  $ 15     85,646     94,807(5)
Elizabeth T. Kennan/1992  $622  $334     85,646    171,291
Lawrence J. Lasser/1992   $622  $250     85,646    169,791
Robert E. Patterson/1984  $635  $149     85,646    182,291
Donald S. Perkins/1982    $626  $541     85,646    170,291
William F. Pounds/1971 (7)$662  $500     98,146    197,291
George Putnam/1957        $626  $570     85,646    171,291
George Putnam, III/1984   $626  $ 98     85,646    171,291
A.J.C. Smith/1986         $615  $332     85,646    169,791
W. Thomas Stephens/1997(8) N/A   N/A     85,646      N/A
W. Nicholas Thorndike/1992 $632 $480     85,646    181,291

(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2) The Trustees approved a Retirement Plan for Trustees of the Putnam Funds on October 1, 1996. Prior to that date, voluntary retirement benefits were paid to certain retired Trustees.
(3) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on fee rates in effect during calendar 1996.
(4) As of December 31, 1996, there were 96 funds in the Putnam family.
(5) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
(6)  Elected as Trustee in May 1996.
(7) Includes additional compensation for service as Vice Chairman of the Putnam funds.
(8)  Elected as Trustee in September 1997.

COMPENSATION TABLE

Minnesota fund

Trustees/Year

Aggregate
compensation
from the
fund(1)

Pension or
retirement
benefits accrued
as part of
fund expenses(2)

Estimated
annual benefits
from all
Putnam funds
upon retirement(3)

Total
compensation
from all
Putnam
funds(4)

James A. Baxter/1994 $619     $140    $85,646    72,291(5)
Hans H. Estin/1972   $612     $485     85,646   171,291
John A. Hill/1985    $614     $181     85 646   170,791(5)
Ronald J. Jackson/1996 (6)$615$ 15     85,646    94,807(5)
Elizabeth T. Kennan/1992$615  $326     85,646   171,291
Lawrence J. Lasser/1992 $614  $244     85,646   169,791
Robert E. Patterson/1984$627  $145     85,646   182,291
Donald S. Perkins/1982  $619  $528     85,646   170,291
William F. Pounds/1971 (7)$646$489     98,146   197,291
George Putnam/1957  $619      $557     85,646   171,291
George Putnam, III/1984$619   $ 95     85,646   171,291
A.J.C. Smith/1986   $608      $324     85,646   169,791
W. Thomas Stephens/1997(8) N/A N/A     85,646     N/A
W. Nicholas Thorndike/1992 $624 $468   85,646   181,291

(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2) The Trustees approved a Retirement Plan for Trustees of the Putnam Funds on October 1,1996. Prior to that date, voluntary retirement benefits were paid to certain retired Trustees.
(3) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on fee rates in effect during calendar 1996.
(4) As of December 31, 1996, there were 96 funds in the Putnam family.
(5) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
(6)  Elected as Trustee in May 1996.
(7) Includes additional compensation for service as Vice Chairman of the Putnam funds.
(8)  Elected as Trustee in September 1997.

COMPENSATION TABLE

New Jersey fund

Trustees/Year

Aggregate
compensation
from the
fund(1)

Pension or
retirement
benefits accrued
as part of
fund expenses(2)

Estimated
annual benefits
from all
Putnam funds
upon retirement(3)

Total
compensation
from all
Putnam
funds(4)

James A. Baxter/1994  $725     $164      $85,646     $172,291(5)
Hans H. Estin/1972    $717     $559       85,646      171,291
John A. Hill/1985     $719     $209       85 646      170,791(5)
Ronald J. Jackson/1996 (6)$720 $ 19       85,646       94,807(5)
Elizabeth T. Kennan/1992$720   $373       85,646      171,291
Lawrence J. Lasser/1992 $719   $280       85,646      169,791
Robert E. Patterson/1984$736   $167       85,646      182,291
Donald S. Perkins/1982  $725   $609       85,646      170,291
William F. Pounds/1971 (7)$790 $565       98,146      197,291
George Putnam/1957        $725 $642       85,646      171,291
George Putnam, III/1984   $725 $110       85,646      171,291
A.J.C. Smith/1986         $721 $374       85,646      169,791
W. Thomas Stephens/1997(8) N/A  N/A       85,646        N/A
W. Nicholas Thorndike/1992 $721 $536      85,646      181,291

(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2) The Trustees approved a Retirement Plan for Trustees of the Putnam Funds on October 1,1996. Prior to that date, voluntary retirement benefits were paid to certain retired Trustees.
(3) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on fee rates in effect during calendar 1996.
(4) As of December 31, 1996, there were 96 funds in the Putnam family.
(5) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
(6)  Elected as Trustee in May 1996.
(7) Includes additional compensation for service as Vice Chairman of the Putnam funds.
(8)  Elected as Trustee in September 1997.

COMPENSATION TABLE

Ohio fund

Trustees/Year

Aggregate
compensation
from the
fund(1)

Pension or
retirement
benefits accrued
as part of
fund expenses(2)

Estimated
annual benefits
from all
Putnam funds
upon retirement(3)

Total
compensation
from all
Putnam
funds(4)

James A. Baxter/1994 $680     $154      $85,646     $172,291(5)
Hans H. Estin/1972   $672     $530       85,646      171,291
John A. Hill/1985    $674     $198       85 646      170,791(5)
Ronald J. Jackson/1996 (6)$675$ 17       85,646       94,807(5)
Elizabeth T. Kennan/1992 $675 $355       85,646      171,291
Lawrence J. Lasser/1992  $674 $266       85,646      169,791
Robert E. Patterson/1984 $689 $159       85,646      182,291
Donald S. Perkins/1982   $680 $577       85,646      170,291
William F. Pounds/1971 (7)$728$535       98,146      197,291
George Putnam/1957        $680$609       85,646      171,291
George Putnam, III/1984   $680$104       85,646      171,291
A.J.C. Smith/1986         $667$354       85,646      169,791
W. Thomas Stephens/1997(8)N/A  N/A       85,646        N/A
W. Nicholas Thorndike/1992$686 $509      85,646      181,291

(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2) The Trustees approved a Retirement Plan for Trustees of the Putnam Funds on October 1, 1996. Prior to that date, voluntary retirement benefits were paid to certain retired Trustees.
(3) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on fee rates in effect during calendar 1996.
(4) As of December 31, 1996, there were 96 funds in the Putnam family.
(5) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
(6)  Elected as Trustee in May 1996.
(7) Includes additional compensation for service as Vice Chairman of the Putnam funds.
(8)  Elected as Trustee in September 1997.

COMPENSATION TABLE

Pennsylvania fund

Trustees/Year

Aggregate
compensation
from the
fund(1)

Pension or
retirement
benefits accrued
as part of
fund expenses(2)

Estimated
annual benefits
from all
Putnam funds
upon retirement(3)

Total
compensation
from all
Putnam
funds(4)

James A. Baxter/1994  $696 $156       $85,646     $172,291(5)
Hans H. Estin/1972    $688 $535        85,646      171,291
John A. Hill/1985     $690 $200        85 646      170,791(5)
Ronald J. Jackson/1996 (6)$691 $ 18    85,646       94,807(5)
Elizabeth T. Kennan/1992  $691 $357    85,646      171,291
Lawrence J. Lasser/1992   $690 $268    85,646      169,791
Robert E. Patterson/1984  $706 $160    85,646      182,291
Donald S. Perkins/1982    $696 $582    85,646      170,291
William F. Pounds/1971 (7)$750 $540    98,146      197,291
George Putnam/1957        $696 $614    85,646      171,291
George Putnam, III/1984   $696 $105    85,646      171,291
A.J.C. Smith/1986         $682 $357    85,646      169,791
W. Thomas Stephens/1997(8) N/A  N/A    85,646         N/A
W. Nicholas Thorndike/1992$703  $513   85,646      181,291

(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2) The Trustees approved a Retirement Plan for Trustees of the Putnam Funds on October 1, 1996. Prior to that date, voluntary retirement benefits were paid to certain retired Trustees.
(3) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on fee rates in effect during calendar 1996.
(4) As of December 31, 1996, there were 96 funds in the Putnam family.
(5) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
(6)  Elected as Trustee in May 1996.
(7) Includes additional compensation for service as Vice Chairman of the Putnam funds.
(8) Elected as Trustee in September 1997.Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement.
This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the funds, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.[/R]

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

Share ownership

At August  31,

       [/R]    1997    , the officers and
Trustees of each fund as a group owned less than 1% of the outstanding shares of each class of

       [/R]    the
fund, and, except as noted below, to the knowledge of each fund no person owned of record or beneficially 5% or more of the shares of any class of that fund:

                               Shareholder name        Percentage
Fund name         Class           and address           owned (%)
-----------       -----      --------------------       --------
Arizona fund        A Merrill

       , Lynch, Pierce,
                                 Fenner & Smith       6.80[/R]
                            4800 Dear Lake Dr. East
                      Jacksonville, FL 32246   -6484

                    B Merrill

       , Lynch, Pierce,
                                 Fenner & Smith       6.60[/R]
                            4800 Dear Lake Dr. East
                      Jacksonville, FL 32246   -6484

                    M        Edward D. Jones & Co.

       [/R]
                            28.70

       [/R]    201
                         Progress Parkway     Maryland Heights,
                         MO  63043   -3003

                    M    Donaldson, Lufkin &
Jenrette

       [/R]    22.30
                                   P.O. 2052
                         Jersey City, NJ 07303   -0000



                    M           David A. Moreno           21.4
                        725 S. Tucson Blvd., Apt. 6123
                          Tucson, AZ  85716-5660

                    M          G. Donald Haarer

       [/R]
   8.10
                             354 Forest Highlands
                          Flagstaff, AZ 86001   -8425

                    M           Keith G. Powers           8.00
                               1740 Indian Lane
                         Prescott, AZ  86303-5053

Florida fund        A Merrill

       , Lynch, Pierce,
                                 Fenner & Smith      10.50[/R]
                            4800 Dear Lake Dr. East
                      Jacksonville, FL 32246   -6484

                    B Merrill

       , Lynch, Pierce,
                                 Fenner & Smith       9.20[/R]
                            4800 Dear Lake Dr. East
                      Jacksonville, FL 32246   -6484

                    M    Randy M. Poffo

       [/R]    18.10
                            Mansions by the Sea
                              7650 Bayshore Drive
                     St. Petersburg, FL 33706   -3552

                    M  Raymond James & Associates,
Inc.

       [/R]    17.30
                     P.O. Box

       [/R]    12743
                    St. Petersburg, FL

       [/R]
   33733-2743

                    M        Edward D. Jones & Co.

       [/R]
   11.60


       [/R]    201 Progress Parkway
                      Maryland Heights, MO  63043   -3003

                    M            Leo A. Figler            8.30
                                 P.O. Box 1988
                             Largo, FL  33779-1988

                    M           Harry W. Davis            6.60
                                 P.O. Box 9052
                         PC Beach, FL  32417-9052

                    M         John R. McAllister

       [/R]
   6.60
                               1810 Woods Drive
                          Beavercreek, OH  45432-2239

                    M           Sylvia Maulitz            5.30
                             125 N. Ridgewood Ave.
                         Daytons Beach, FL  32114-3258

                    M     Prudential Securities, Inc.     5.10
                              122 E. 42nd Street
                              New York, NY  10017

Massachusetts       B      Merrill, Lynch, Pierce,
                                Fenner & Smith            6.30
                            4800 Dear Lake Dr. East
                          Jacksonville, FL 32246-6484

                    MWexford Clearing Services Corporation15.60
                               1 New York Plaza
                           New York, NY  10004-1902

                    M             PaineWebber             7.40
                       1000 Harbor Blvd., 5th Floor
                             Weehawken, NJ  07087



       [/R]    M  David P. Matoes       7.20
                                 332 Main St.
                               Wareham, MA 02571



       [/R]    MAlfred H. Novissimo         5.20
                           2 Greglen Ave., Ste. 398
                           Nantucket, MA  02554-2830

Michigan fund       B       Merrill, Lynch, Pierce,
                                 Fenner & Smith           5.40
                            4800 Dear Lake Dr. East
                          Jacksonville, FL 32246-6484

                    M         Virginia C. Hendley        15.10
                                 P.O. Box 246
                             Manchester, MI  48158

                    M           Frank R. Farkas          14.80
                                1832 Ada Avenue
                           Muskegon, MI  49492-4206

                    M         Pauline B. Pickford        14.20
                                64 Pleasant St.
                             Oxford, MI 48371-4648

                    M             FM Co Trust            13.40
                               1 Financial Plaza
                          Holland, MI  49423-9166

                    M        Edward D. Jones & Co.

       [/R]
   12.10


       [/R]    201 Progress Parkway
                      Maryland Heights, MO  63043   -3003

                    M  Wheat First Butcher Singer, Inc.   6.80
                              901 E. Byrd Street
                              Richmond, VA  23219

Minnesota fund      M        Edward D. Jones & Co.       19.90
                             201 Progress Parkway
                       Maryland Heights, MO  63043-3003

                    M           Craig M. Larson          17.70
                                 200 Chanview
                             Canhassen, MN  55317

                    M         Thomas J. Goedderz         17.30
                              15190 47th Ave., N
                    Minneapolis, MN  55446

       [/R]

                    M          Kermit J. Swenson

       [/R]
   9.80


       [/R]    7814     408th


       [/R]    Street
                               Kenyon, MN  55946

                    M

       [/R]    Louise C. Larson6.50


       [/R]    5908 W. 78th Street


       [/R]    Edina, MN  55439

New Jersey fund     A  Merrill

       ,Lynch, Pierce,
                                 Fenner & Smith      10.30[/R]
                            4800 Dear Lake Dr. East
                      Jacksonville, FL 32246   -6484

                    B Merrill

       , Lynch, Pierce,
                                Fenner & Smith       10.60[/R]
                            4800 Dear Lake Dr. East
                        Jacksonville, FL 32246   -6484

                    M         BHC Securities, Inc        18.10
                        2005 Market Street, Suite 1200
                           Philadelphia, PA  14103.

                    M            Jack Keshish            13.40
                                2 Dimisa Drive
                              Holmdel, NJ  07733

                    M           Susan S. Wielar          12.40
                              142 MacIntyrre Lane
                             Allendale, NJ  07401

                    M           David Cavagnaro          11.00
                    148 Lakeview Ave.,

       [/R] S.
                               Plainfield, NJ  07080

                    M

       [/R]    National Financial
Services
Corp.             8.50
                             Church Street Station
                                 P.O. Box 3908
                              New York, NY  10008

                    M  Vivian Scaglia & Elaine E. Hoover 11.50
                               1 Greentree Road
                            Columbia, NJ  07832

Ohio fund           B  Merrill

       ,Lynch, Pierce,
                                 Fenner & Smith      14.00[/R]
                            4800 Dear Lake Dr. East
                      Jacksonville, FL 32246   -6484

                    M    Donaldson, Lufkin &
Jenrette

       [/R]    21.90
                                   P.O. 2052
                             Jersey City, NJ 07303

                     M          Paul J. Hannay           20.00
                              285 Melmore Street
                               Tiffin, OH  44883

                    M         Hess & Gault Lumber        15.40
                            One Post Office Square
                               Boston, MA  02109

                    M  Wheat First Butcher Singer, Inc.   6.70
                              901 E. Byrd Street
                            Richmond, VA  23219

                    M     Prudential Securities,
Inc.

       [/R]    6.40
                                 111 8th Ave.
                              New York, NY 10011



       [/R]    Pennsylvania fund    BMerrill, Lynch, Pierce,
                                 Fenner & Smith       7.70
                            4800 Dear Lake Dr. East
                        Jacksonville, FL 32246   -6484

                    M        Patricia H. Polinsky        20.50
                               1469 Jericho Road
                           Abington, PA  19001-2626

                    M           Grace R. Scalzo          17.80
                                59 High Street
                              Pittston, PA  18640

                    M            Paine Webber5.90


       [/R]
                               1000 Harbor Blvd.
                              Weehawken, NJ 07087

                    M

       [/R]    Richard P. Mason & Eleanor
S.
Mason           6.60


       [/R]    49 Partridge Lane


       [/R]    Kenner Square, PA
19348


Distribution fees

During fiscal

       [/R]    1997    , the funds paid the
following
12b-1 fees to Putnam Mutual Funds:

Fund name                Class A      Class B      Class M
----------               -------      -------      -------
Arizona fund

       [/R]    $247,454
$222,553                   $2,032
Florida fund

       [/R]    $489,135
$473,547                  $5,765
Massachusetts fund

       [/R]    $537,675
$640,628                  $13,506
Michigan fund

       [/R]    $281,020
$273,633                  $3,303
Minnesota fund

       [/R]    $194,769
$278,617                  $4,927
New Jersey fund

       [/R]    $458,413
$657,796                  $1,859


       [/R]    Ohio fund            $373,686
$380,053                   $3,424
Pennsylvania fund

       [/R]    $371,011
$616,891                   $2,838

Class A sales charges and contingent deferred sales charges

Putnam Mutual Funds received sales charges with respect to class
A
shares in the following amounts during the periods indicated:
                               Sales charges
                            retained by Putnam    Contingent
                  Total        Mutual Funds        deferred
                front-end         after              sales


       [/R] sales chargesdealer concessionscharges
              ------------
-------------------------

       [/R]
Arizona fund
Fiscal year
    1997           $256,335                 $19,256
$0
 1996              $363,781                 $23,412
   $10,000
 1995+             $257,469                 $15,552         $200


       [/R]
Florida fund
Fiscal year
    1997           $479,813                 $29,435       $0
 1996              $603,590                 $45,457       $8,800
 1995++            $501,152                 $39,037
   $19,781


       [/R]
Massachusetts fund
Fiscal year
    1997           $804,139                 $69,935
$5,892
 1996              $866,435                 $82,951       $1,562
 1995              $783,963                 $27,221         $680


       [/R]

Michigan fund
Fiscal year
    1997           $293,992                 $19,220       $0
 1996              $507,284                 $35,487           $0
 1995              $419,491                 $15,212           $0

[/R]
Minnesota fund
Fiscal year
    1997           $299,911                 $14,517
  $996
 1996              $389,372                 $25,681           $0
 1995              $312,177                 $18,588           $7


       [/R]
New Jersey fund
Fiscal year
    1997           $444,990                 $28,733
  $553
 1996              $725,211                 $48,772       $1,048
 1995++            $777,971                 $48,327       $2,864


       [/R]
Ohio fund
Fiscal year
    1997           $299,079                 $21,347       $0
 1996              $435,027                 $33,619           $0
 1995              $466,247                 $30,918           $0


       [/R]
Pennsylvania fund
Fiscal year
    1997           $519,585                 $33,135
   $18
 1996              $816,256             $    52,102         $996
 1995+++           $273,245                 $18,254
   $10,000


       [/R]
+   for fiscal period 9/1/94 - 5/31/95
++  for fiscal period 7/1/94 - 5/31/95
+++ for fiscal period 3/1/95 - 5/31/95


Class B contingent deferred sales charges

Putnam Mutual Funds received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

                                           Contingent deferred
                                              sales charges
                                           -------------------
Arizona fund
Fiscal year
    1997                                 $64,409
 1996                                       $100,749
 1995+                                       $48,101


       [/R]
Florida fund
Fiscal year
    1997                                $127,203
 1996                                       $131,967
 1995++                                     $153,120



       [/R]
Massachusetts fund
Fiscal year
    1997                                $172,410
 1996                                       $165,517
 1995                                        $35,000


       [/R]
Michigan fund
Fiscal year
    1997                                 $70,002
 1996                                        $40,870
 1995                                        $32,819


       [/R]
Minnesota fund
Fiscal year
    1997                                 $54,301
 1996                                        $33,959
 1995                                        $20,926


       [/R]
New Jersey fund
Fiscal year
    1997                                $208,190
 1996                                       $146,756
 1995++                                     $150,939


       [/R]
Ohio fund
Fiscal year
    1997                                $152,734
 1996                                        $85,990
 1995                                        $60,907


       [/R]
Pennsylvania fund
Fiscal year
    1997                                $178,614
 1996                                       $105,045
 1995+++                                     $18,160


       [/R]
+   for fiscal period 9/1/94 - 5/31/95
++  for fiscal period 7/1/94 - 5/31/95
+++ for fiscal period 3/1/95 - 5/31/95

Class M shares

Putnam Mutual Funds received sales charges with respect to class
M
shares in the following amounts during the periods
indicated:
                                              Sales charges
                                           retained by Putnam
                                              Mutual Funds
                             Total               after
                         sales charges     dealer concessions
                         -------------     ------------------
Arizona fund
Fiscal year
    1997                    $975             $167
 1996                     $5,471                 $674

Florida fund
Fiscal year
    1997                  $2,561             $214
 1996                     $7,950                 $502
 1995+                        $0                   $0

Massachusetts fund
Fiscal year
    1997                 $12,561           $1,657
 1996                     $8,403                 $865
 1995                       $692                  $62

Michigan fund
Fiscal year
    1997                  $3,735             $353
 1996                    $10,181               $1,078
 1995                         $0                   $0

Minnesota fund
Fiscal year
    1997                    $673              $69
 1996                     $4,671                 $141
 1995                         $0                   $0

New Jersey fund
Fiscal year
    1997                  $4,802             $524
 1996                     $4,939                 $419
 1995+                        $0                   $0

Ohio fund
Fiscal year
    1997                  $4,707             $321
 1996                     $2,641                 $259
 1995                         $0                   $0

Pennsylvania fund
Fiscal year
    1997                  $7,322             $552
 1996                     $4,286                 $432

+  for fiscal period 7/1/94 - 5/31/95

Investor servicing and custody fees and expenses

During the

       [/R]    1997     fiscal year, each fund
incurred
the following fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company:

Arizona fund

       [/R]    $166,122
Florida fund

       [/R]    $294,557
Massachusetts fund

       [/R]    $357,700
Michigan fund

       [/R]    $194,126
Minnesota fund

       [/R]    $159,156
New Jersey fund

       [/R]    $311,876
Ohio fund

       [/R]    $256,544
Pennsylvania fund

       [/R]    $283,851

INVESTMENT PERFORMANCE

Standard performance measures
(for periods ended May 31,

       [/R]    1997)


Arizona fund
             Class A             Class B        Class M
Inception
date:             1/30/91        7/15/93        7/3/95

   Average
annual

       [/R]
total return
-----------------------------------------------------------------
   --
----------------------

       [/R]


       [/R]    1 year       2.42%             1.94%
3.68%


       [/R]    5 years      5.28             5.19
5.28


       [/R]    Life of
fund              6.31            6.31          6.19

Yield

30-day
yield

       [/R]    4.50%            4.08%
4.28%



       [/R]    Tax-equivalent  7.86%              7.12%

7.47%


       [/R]    yield*


       [/R]
*Assumes the maximum combined

       [/R]    42.72%
federal and state    tax     rate. Results for investors subject
to lower taxates would not be as advantageous.

Florida fund
             Class A             Class B          Class M
Inception
date:        8/24/90             1/4/93           5/1/95

   Average
annual

       [/R]
total return
-----------------------------------------------------------------
   <R
>    -------------------------
1 year       3.03%                2.42%          4.28%
5 years      5.49              5.41         5.51
Life of
fund              6.81            6.76           6.66


Yield

30-day       4.76%               4.35%          4.54%
yield

Tax-equivalent    7.88%          7.20%          7.52%
yield*

*Assumes the maximum 39.60% federal    tax     rate. Results for
investors subject to lower tax rates would not be as advantageous.

Massachusetts fund
             Class A             Class B          Class M
Inception
date:        10/23/89            7/15/93          5/12/95

   Average
annual

       [/R]
total return
-----------------------------------------------------------------
   --
------------------------

       [/R]


       [/R]    1 year       3.07%        2.47%
4.41%


       [/R]    5 years      6.13         6.06
6.08


       [/R]    Life of
fund               7.47        7.31             7.27

Yield

30-day
yield

       [/R]    4.98%       4.57%
4.77%

Tax-equivalent

       [/R]    9.37%       8.60%

8.97%
yield*

*Assumes the maximum combined 46.85% federal and state    tax
rate. Results for investors subject to lower tax rates would not be as advantageous.

Michigan fund
             Class A             Class B          Class M
Inception
date:        10/23/89            7/15/93          4/17/95


   Average
annual

       [/R]
total return
-----------------------------------------------------------------
1 year

       [/R]    3.52%        2.99%
4.81%
5 years

       [/R]    5.76        5.74
5.74
Life of


       [/R]    fund         6.62         6.51
6.42

Yield

30-day
yield

       [/R]    4.93%       4.53%
4.73%

Tax-equivalent       8.54%    7.85%             8.19%
yield*

       [/R]

*Assumes the maximum combined 42.26% federal and state    tax
rate. Results for investors subject to lower tax rates would not be as advantageous.

Minnesota fund
             Class A            Class B           Class M
Inception
date:        10/23/89           7/15/93           4/3/95

   Average
annual

       [/R]
total return
-----------------------------------------------------------------
1 year

       [/R]    2.58%             2.04%
   3.85%
5 years

       [/R]    5.25              5.16
   5.22
Life of


       [/R]    fund        6.21               6.04

6.00

Yield

30-day
yield

       [/R]    4.91%            4.55%
   4.74%

Tax-equivalent       8.88%       8.23%               8.58%
yield*

       [/R]

*Assumes the maximum combined 44.73% federal and state    tax
rate. Results for investors subject to lower tax rates would not be as advantageous.


New Jersey fund
             Class A            Class B           Class M
Inception
date:        2/20/90            1/4/93            5/1/95

   Average
annual

       [/R]
total return
-----------------------------

       --------------------
------------------------------------
1 year       3.38%                2.87%              4.78%
5 years      5.60              5.49             5.60
Life of
fund           6.81            6.68               6.63[/R]

Yield

30-day
yield

       [/R]    4.72%            4.32%
     4.52%

Tax-equivalent    8.35%       7.63%               7.98%
yield*

       [/R]

*Assumes the maximum combined 43.45% federal and state    tax
rate. Results for investors subject to lower tax rates would not be as advantageous.

Ohio fund
               Class A       Class B        Class M
Inception
date:          10/23/89      7/15/93        4/3/95

   Average
annual

       [/R]
total return
---------------------------

       ----------------------
--------------------------------------
1 year          2.89%          2.35%       4.39%
5 years         5.54           5.49        5.55
Life of
fund            6.50           6.36        6.32[/R]

Yield

30-day
yield

       [/R]    4.80%            4.39%
4.58%


Tax-equivalent
yield*

       [/R]    8.54%            7.82%
8.16%

*Assumes the maximum combined

       [/R]    43.83%
federal and state    tax     rate. Results for investors subject
to lower tax rates would not be as advantageous.

Pennsylvania fund
               Class A     Class B       Class M
Inception
date:          7/21/89     7/15/93       7/3/95



       [/R]    Average
annual
total return
---------------------
-----------------------------------------------------------------
1 year          2.77%       2.17%        3.99%
5 years         6.02        5.93         6.03
Life of
fund            7.02        6.82         6.81

Yield

30-day         5.05%       4.65%         4.84%
yield

Tax-equivalent 8.60%       7.92%         8.24%
yield*

*Assumes the maximum combined 41.29% federal and state    tax
rate. Results for investors subject to lower tax rates would not be as advantageous.



       [/R]    Returns     for class A and class M shares
reflect the deduction of the    current     maximum
   initial     sales

       [/R]    charges     of 4.75% and
3.25%, respectively

       [/R]    Returns     for class B
shares

       [/R]    reflect     the deduction of the
applicable

       [/R]    CDSC which is 5% in the first year,
declining to 1% in the sixth year, and is eliminated thereafter.

Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares.

Returns shown for class A shares have not been adjusted to reflect payments under the class A distribution plan prior to its implementation. All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

TAXES

The prospectus describes generally the tax treatment of distributions by the funds. This section of the SAI and the section entitled "Taxes" in Part II of this SAI include additional information concerning certain state and federal tax consequences of an investment in a fund, respectively. Prospective investors should be aware that an investment in a state tax-exempt fund may not be suitable for persons who do not receive income subject to income taxes of such state.

(Michigan and Minnesota funds only) That percentage of interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the funds, that is equal to the percentage of the funds' distributions from investment income and short-term capital gains that is exempt from federal income tax, will not be deductible by the investor for Michigan single business tax or Minnesota personal income tax purposes. For Michigan personal income tax and Michigan intangibles tax purposes, such interest deduction is wholly disallowed.

To the extent that distributions are derived from interest on Michigan tax-exempt securities, such distributions will be exempt from Michigan personal income tax and excluded from the taxable income base of the Michigan intangibles tax under the current position of the Michigan Department of Treasury. Such distributions, if received in connection with a shareholder's business activity, may alternatively be subject to the Michigan single business tax. For Michigan personal income tax, intangibles tax and single business tax purposes, exempt-interest dividends attributable to any investment other than Michigan tax-exempt securities will be fully taxable as will dividends arising from any source other than exempt-interest irrespective of the investment to which any such dividend is attributable.

More specifically, Michigan law provides an exemption from both the Michigan personal income tax and the Michigan single business tax with respect to interest paid to the owner of tax-exempt securities, and a corresponding exemption is provided under the Michigan intangibles tax with respect to ownership of such securities. The Michigan Department of Treasury, in a ruling letter dated December 19, 1986 and published in April, 1987, revised a previous administrative position that shareholders of an investment company other than a "unit investment trust" are to be treated as the owners of shares in the investment company and not as the owners of a proportionate share of the company's assets. This revised position was reaffirmed in a ruling published in March, 1989. The Michigan fund is not a unit investment trust, and accordingly shareholders will, in the view of the Michigan Department of Treasury, be treated as the owners of the fund's assets including the fund's tax-exempt securities.

The Department has not addressed the question of whether the distinction between ownership of tax-exempt obligations and ownership of mutual fund shares may be accorded significance in connection with application of the single business tax to investment company distributions representing interest on obligations which are exempt from federal income tax and Michigan tax.

New Jersey. Income distributions paid from a "qualified investment fund" are exempt from the New Jersey Gross Income Tax to the extent attributable to tax-exempt obligations specified by New Jersey law. A "qualified investment fund" is any investment company or trust, or series of such investment company or trust, registered with the Securities and Exchange Commission which, for the calendar year in which a distribution is paid, (i) has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items (including receivables) and financial options, futures, forward contracts or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto, and (ii) has at least 80 percent of the aggregate principal amount of all its investments (excluding financial options, futures, forward contracts or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under section 851(b) of the Internal Revenue Code, and cash and cash items, which cash items include receivables), invested in obligations issued by New Jersey or obligations that are free from state or local taxation under New Jersey and federal laws, such as obligations issued by the governments of Puerto Rico, Guam or the Virgin Islands. Provided the fund qualifies as a "qualified investment fund," interest income and gains realized by the fund and distributed to shareholders will be exempt from the New Jersey Gross Income Tax to the extent attributable to tax-exempt obligations. Gains resulting from the redemption or sale of shares of the New Jersey fund will also be exempt from the New Jersey Gross Income Tax.

The New Jersey Gross Income Tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, interest on tax-exempt obligations is included in the net income tax base for purposes of computing the corporate business tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.

The New Jersey fund will notify shareholders by February 15 of each calendar year as to the amounts of dividends and distributions made with respect to the preceding calendar year that are exempt from federal income taxes and New Jersey personal income tax and the amounts, if any, which are subject to such taxes. The New Jersey fund will also make appropriate certification of its status to New Jersey tax authorities by that date.

Pennsylvania. Distributions paid by the Pennsylvania fund which are excludable as exempt income for federal tax purposes are not subject to the Pennsylvania corporate net income tax. An additional deduction from Pennsylvania taxable income is permitted for the amount of distributions paid by the Pennsylvania fund attributable to interest received by the Pennsylvania fund from its investments in tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities to the extent included in federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including expenses deducted on the federal income tax return that would not have been allowed under the Internal Revenue Code if the interest were exempt from federal income tax. Distributions by the Pennsylvania fund attributable to most other sources may be subject to the Pennsylvania corporate net income tax. It is the current position of the Pennsylvania Department of Revenue that fund shares are considered exempt assets (with a pro rata exclusion based on the value of the Pennsylvania fund attributable to its investments in tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities) for purposes of determining a corporation's capital stock value subject to the Commonwealth's capital stock or franchise tax.

EQUIVALENT YIELDS:  TAX-EXEMPT VERSUS TAXABLE SECURITIES

The tables below show the effect of the tax status of each fund's tax-exempt securities on the effective yield received by their holders under the Internal Revenue Code of 1986, as amended (the "Code"), and personal and gross income tax laws of the relevant state, (except Florida, which has no personal income tax) in effect for 1996. The tables give the approximate yield a taxable security must earn at various income levels to produce after-tax yields equivalent to those of the relevant tax-exempt securities yielding from 4.0%, 6.0% and 8.0%.

Arizona fund



       [/R]    1997
               Taxable income*                Combined
           -----------------------           Arizona and
       Tax-exempt yield
                                              Federal

        Single                Joint          Tax rate**
     4.0%         6.0%
8.0%


       [/R]---------------------------------------------------
-----------------------------------
--------------   ------------------------------------------------
------------------------

                     Equivalent taxable yield

       $0-10,000             $0-20,000

       [/R]    17.47%
             4.85%   7.27%
9.69%10,001-24,650                    20,001-41,200
17.81%                  4.87   7.30
9.73


       [/R]    24,651-25,000        41,201-50,000
30.38%
5.75        8.62 11.49
   25,001-50,000 50,001-

       [/R]    99,600         30.81%
             5.78    8.67
11.5650,001-59,750                                       31.46%
             5.84    8.75  11.67
                        99,601-100,000          33.69%
     6.03    9.05   12.06
  59,751-124,650       100,001-151,750          34.31%
     6.09    9.13   12.18
 124,651-150,000       151,751-271,050          39.07%
     6.57    9.85   13.13
 150,001-271,050                                39.31%
     6.59    9.89   13.18
                       271,051-300,000          42.50%
     6.96   10.43   13.91
    over 271,050          over 300,000          42.72%
     6.98   10.48   13.97
-----------------------------------------------------------------
-----    ---------------------
-----------------------------------------------------------------
----------------

  *    This amount represents taxable income as defined in the


       [/R]    Internal Revenue
       Code of 1986, as amended (the "Code")    .  It is assumed
that taxable income under Arizona
       law is the same as taxable income as defined under the Code, however, Arizona taxable income is likely to differ due to differences in exemptions, itemized deductions, and other items.
**     For federal income tax purposes, these combined rates
reflect the applicable marginal rates
       for

       [/R]    1997    . These rates include the
effect of deducting state taxes on
       your federal return.

Florida fund



               Taxable income*



       [/R]    1997
  Tax-exempt yield
                                          Combined Florida

        Single                Joint        and Federal Tax
                                               Rate**
4%      6%       8%
-----------------------------------------------------------------
------------------------------
--------   ------------------------------------------------------
---------------

     Equivalent taxable yield


$ 0    -

       [/R]    24,650       $ 0 -

       [/R]
   41,200
15.00%                           4.71%  7.06%           9.41%


       [/R]    24,651 - 59,750       41,201 - 99,600
28.00
5.56        8.33                 11.11


       [/R]    59,751 - 124,650      99,601- 151,750
31.00
5.80        8.70                 11.59


       [/R]    124,651- 271,050      151,751-271,050
36.00
6.25        9.38                 12.50
over

       [/R]    271,050          over

       [/R]
   271,050
39.60                             6.62  9.93           13.25
   --------------------------------------------------------------
-------    -------------------
-----------------------------------------------------------------
-------------------

*     This amount represents taxable income as defined in the
Code.
*

       [/R]    For     federal income tax

       [/R]
   purposes, these combined
rates reflect the applicable marginal rates for 1997    .

Massachusetts fund


       [/R]    1997
                                              Combined
                                            Massachusetts

               Taxable income*                  and

                                               Federal
  Tax-exempt yield
                                                 Tax
        Single                Joint            Rate**          4%
         6%         8%
-----------------------------------------------------------------
-----------------------------
   --------------------------------------------------------------
-----------

                                Equivalent taxable yield


$ 0   -

       [/R]    24,650       $ 0 -

       [/R]
   41,200
25.20%            5.35%                 8.02%          10.70%


       [/R]    24,651 - 59,750       41,201 - 99,600
 36.64        6.31
            9.47                 12.63


       [/R]    59,751 - 124,650      99,601- 151,750
 39.28        6.59
            9.88                 13.18


       [/R]    124,651 - 271,050     151,751-271,050
 43.68        7.10
           10.65                 14.20


       [/R]    271,051     and over

       [/R]
   271,051     and over
46.85             7.53                  11.29          15.05

-----------------------------------------------------------------
----------------------------
   --------------------------------------------------------------
------------

* This amount represents taxable income as defined in the Code and Massachusetts income tax law. It is assumed that taxable income as defined in the Code is the same as under the Massachusetts personal income tax law. However, Massachusetts taxable income may differ due to differences in exemptions, itemized deductions, and other items.

** For federal tax purposes, these combined rates reflect the applicable marginal rates on taxable income in effect for


       [/R]    1997    .  These combined rates include
       the effect of deducting state taxes on your federal return.

Michigan fund


       [/R]    1997
                                          Combined
                                          Michigan
  Tax-exempt yield
               Taxable income*           and Federal

                                             Tax
        Single             Joint           Rate**
4%          6%           8%

-----------------------------------------------------------------
-----------------------------
--   ------------------------------------------------------------
---------------

  Equivalent taxable yield


$    0 -

       [/R]    24,650                   $0 -


       [/R]    41,200        18.74%
           4.92%              7.38%
9.84%   24,651 - 59,750   41,201 - 99,600

       [/R]
 31.17
            5.81               8.72        11.62


       [/R]    59,751-124,650      99,601-151,750
34.04
6.06             9.10                12.13   124,651-271,050
151,751-271,050

       [/R]          38.82
6.54             9.81                13.08
over

       [/R]    271,050       over

       [/R]
   271,050         42.26
            6.93              10.39        13.85

   --------------------------------------------------------------
-------------    ------------
-----------------------------------------------------------------
-------------------

      * This amount represents taxable income as defined in the Code. It is assumed that taxable income as defined in the Code is the same as under the Michigan personal income tax law, however, Michigan taxable income may differ due to differences in exemptions, itemized deductions, and other items.

     ** For federal tax purposes, these combined rates reflect the applicable marginal rates on taxable income in effect for

       [/R]    1997    .  These combined
         rates include the effect of deducting state taxes on your Federal return.



Minnesota fund


       [/R]    1997
                                      Combined
                                      Minnesota

                                     and Federal
Tax-exempt yield
               Taxable income*          Tax

 Single             Joint               Rate**         4%
 6%         8%

-----------------------------------------------------------------
--------------------------
   --------------------------------------------------------------
-------

Equivalent taxable yield


 $ 0 -

       [/R]    16,510                $0 -


       [/R]    24,140             20.10%
5.01%                7.51%              10.01%


       [/R]    16,511 - 24,650 24,141- 41,200          21.80
    5.12         7.67        10.23


       [/R]    24,651 - 54,25041,201- 95,920           33.76
    6.04         9.06        12.08



       [/R]    54,251 - 59,75095,921- 99,600           34.12
    6.07         9.11        12.14



       [/R]    59,751 - 124,65099,601-151,750          36.87
    6.34         9.50        12.67



       [/R]    124,651 -271,050151,751-271,050         41.44
    6.38              10.25
13.66


       [/R]    271,051     and over

       [/R]
   271,051     and over      44.73         7.24      10.86
14.47


-----------------------------------------------------------------
--------------------------
   --------------------------------------------------------------
--------

      * This amount represents taxable income as defined in the Code. It is assumed that taxable income as defined in the Code is the same as under the Minnesota personal income tax law. However, Minnesota taxable income may differ due to differences in exemptions, itemized deductions, and other items.

     ** For federal tax purposes, these combined rates reflect the applicable marginal rates on taxable income in effect for

       [/R]    1997    .  These combined
         rates include the effect of deducting state taxes on your Federal return.



New Jersey fund


       [/R]    1997
                                            Combined
                  Taxable income*           New Jersey
       Tax exempt yield:
              -----------------------          and

                                              Federal
            Single               Joint      Tax rate**
   4%      6%       8%

-----------------------------------------------------------------
-----------------------------
--------   ------------------------------------------------------
--------

Equivalent taxable yield


       $0 -  20,000      0 -  20,000         16.19%
4.77%    7.16%   9.55%
20,001 -

       [/R]    24,650     20,001 -

       [/R]
   41,200          16.49 4.79 7.18 9.58


       [/R]    24,651     -  35,000

       [/R]
   41,201     -  50,000     29.26 5.65 8.4811.31
                    50,001 -  70,000         29.76
5.70     8.54   11.39
   35,001 -  40,000 70,001 -  80,000         30.52
5.76     8.64   11.51
 40,001 -

       [/R]    59,750    80,001 -

       [/R]
   99,600          31.98 5.88 8.8211.76


       [/R]    59,751     -  75,000

       [/R]    99,601
- 150,000         34.81 6.14 9.2012.27
  75,001 -

       [/R]    124,650           150,000 -
151,750           35.40    6.19 9.2912.38


       [/R]    124,651 - 271,050           151,751 -
271,050           40.08    6.6810.0113.35
    over

       [/R]    271,050      over

       [/R]
   271,050     43.45    7.0710.6114.15

   --------------------------------------------------------------
--------    -----------------
-----------------------------------------------------------------
-------------------

* This amount represents taxable income as defined in the Code. It is assumed that taxable income as defined in the Code is the same as under the New Jersey State Personal Income Tax law, however, New Jersey taxable income may differ due to differences in exemptions, itemized deductions, and other items.
**      For federal tax purposes, these combined rates reflect
the applicable marginal rates on
        taxable income in effect for

       [/R]    1997    .
These rates include the effect of
        deducting state taxes on your Federal return.

 Ohio fund                                          1997


       [/R]
                                           Combined
                                             Ohio
                                         and Federal
   Tax-exempt yield
               Taxable income*               Tax

     Single                   Joint         Rate **           4%
       6%            8%

-----------------------------------------------------------------
-------------------------   -
-----------------------------------------------------------------


Equivalent taxable yield


 $      0 - 5,000    0 - 5,000             15.63%           4.74%
          7.11%
9.48%
   5,001 - 10,000    5,001 - 10,000        16.26            4.78
     7.17          9.55
  10,001 - 15,000    10,001 - 15,000       17.53            4.85
     7.28          9.70
  15,001 - 20,000    15,001 - 20,000       18.16            4.89
     7.33          9.77
  20,001 -

       [/R]    24,650    20,001 - 39,000     18.79
     4.93          7.39           9.85


       [/R]    24,651     - 40,000              31.21
5.81         8.72          11.63
                     39,001 - 40,000       18.79            4.93
     7.39          9.85
                     40,001 -

       [/R]    41,200
19.42         4.96
7.45                              9.93
 40,001 -

       [/R]    59,75041,201     - 80,000     31.74
     5.86          8.79          11.72
                     80,001-

       [/R]    99,600
32.28         5.91
8.86                             11.81


       [/R]    59,751     - 80,000              34.59
6.12         9.17          12.23
  80,001- 100,000

       [/R]    99,601    -100,000
35.10         6.16
9.25                             12.33
 100,001-

       [/R]    124,650    100,001-

       [/R]
   151,750             35.76           6.23      9.34     12.45


       [/R]    124,651    - 200,000

       [/R]
   157,751    -200,000         40.42           6.17     10.07
13.43
 200,001-

       [/R]    271,050    200,001-

       [/R]
   271,050             40.80           6.76     10.14     13.51
  over

       [/R]    271,050    over

       [/R]
   271,050          44.13           7.16         10.74     14.32

   --------------------------------------------------------------
---------    ----------------
-----------------------------------------------------------------
-----------

      * This amount represents taxable income as defined in the Code. It is assumed that taxable income as defined in the Code is the same as under the Ohio personal income tax law, however,
Ohio taxable income may
         differ due to differences in exemptions, itemized deductions, and other items.

     ** For federal tax purposes, these combined rates reflect the applicable marginal rates on taxable income  in effect for

       [/R]
   1997    . These rates include the
                  effect of deducting state taxes on your Federal return.
 Pennsylvania fund


       [/R]    1997
                                          Combined marginal

               Taxable income*               Pennsylvania
     Tax-exempt yield:
           ------------------------              and
                                             Federal tax
         Single               Joint             Rate**
4%       6%              8%
-----------------------------------------------------------------
------------------------------
------   --------------------------------------------------------
--

Equivalent taxable yield


 $0-

       [/R]    $24,650            $0-

       [/R]
   41,200             17.38%
           4.84%   7.26%         9.68%


       [/R]    $24,651-$59,750       $40,201-$99,600
     30.02
5.72       8.57    11.43


       [/R]    $59,751-$124,650      $99,601-$151,750
     32.93
5.96       8.95    11.93


       [/R]    $124,651-$271,050     $151,751-$271,050
     37.79
6.43       9.64    12.86
 over

       [/R]    $271,050         over

       [/R]
   $271,050
41.29               6.81        10.22    13.63

-----------------------------------------------------------------
-----------------------------
-------   -------------------------------------------------------
--

 * This amount represents taxable income as defined in the Code and the Pennsylvania income tax

       [/R] law.  Pennsylvania taxable
income may differ due to
       differences in exemptions, itemized

       [/R]
deductions, and other items.

 **    For federal income tax purposes these combined rates
reflect the marginal rates on
       taxable

       [/R] income in effect for


       [/R]    1997    .  For
       Pennsylvania personal income tax purposes the combined rates

       [/R] reflect tax
       rates in effect for

       [/R]    1997    .  These
combined rates reflect the
       effect of deducting

       [/R]
state taxes on the Federal return.
   ------------------------------------------------    ----------
------------------------------
-----------------------------------------------------------------
--------------

Of course, there is no assurance that a fund will achieve any specific tax-exempt yield. While it is expected that each fund will invest principally in obligations which pay interest exempt from federal income tax and personal income tax of

       [/R]
   the relevant     state,
other income received by a fund may be taxable. The tables do not take into account any federal alternative minimum taxes or state or local taxes payable on each fund's distributions except for the personal income tax of its respective state.
ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this
SAI, each of the following persons is also a Vice President of one or more funds and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

Officer Name (Age) (Number of funds)

Gary N. Coburn (age

       [/R]    51)  (60     funds).
Senior
Managing Director of Putnam Management.

   William Curtin (age 37) (60 funds).  Managing Director of
Putnam
Management.

Jerome J. Jacobs (age 39) (24 funds). Managing Director of Putnam
Management.  Prior to October, 1996 Mr. Jacobs was Principal at
The
Vanguard Group.

Blake E. Anderson  (age 40) (18

       [/R] funds).
Managing
Director of Putnam Management.


       [/R]

Howard K. Manning (age

       [/R]    44) (6     funds).
Senior
Vice President of Putnam Management.


       [/R]

Leslie J. Burke (age

       [/R]    35) (5     funds). Vice
President of Putnam Management.

       [/R]

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA
02109,
are the independent accountants for the Arizona fund, Michigan fund,
New Jersey fund and Ohio fund, and Price Waterhouse LLP, 160
Federal
Street, Boston, MA 02110, are the independent accountants for the
Florida fund, Massachusetts   fund, Minnesota fund and
Pennsylvania
fund, each providing audit services, tax return review    and
other
tax consulting     services and assistance and consultation in
connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in each fund's Annual
Report for the fiscal year ended May 31,

       [/R]
   1997    ,
filed electronically on the following dates, are incorporated by reference into this SAI:

                                        Date filed
Fund                  File No.          with SEC
_________________________________________________________
Arizona fund           811-6258

       [/R]
   7/29/97
Florida fund           811-6129

       [/R]
   7/31/97
Massachusetts fund     811-4518

       [/R]
   8/1/97
Michigan fund          811-4529

       [/R]
   7/28/97
Minnesota fund         811-4527

       [/R]
   7/31/97
New Jersey fund        811-5977

       [/R]
   8/1/97
Ohio fund              811-4528

       [/R]
   8/1/97
Pennsylvania fund      811-5802

       [/R]
   8/1/97

The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the reports of Coopers &
Lybrand,
L.L.P. (for the Arizona, Michigan, New Jersey and Ohio funds) and
Price Waterhouse LLP (for the Florida, Massachusetts, Minnesota and
Pennsylvania funds),  independent accountants, given on


       [/R]
   their     authority

       [/R] as experts in auditing and
accounting.

                             TABLE OF CONTENTS


MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . .
 . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
II-

   30

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . .
II-   36

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . .
II-   46

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . .
II-   47

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . .
II-   59

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . .
II-   61

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . .
II-   66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . .
II-   67

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . .
II-   67

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . .
II-   67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . .
II-   69

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . .
II-   73

                             THE PUTNAM FUNDS
                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                  PART II

The following information applies generally to your fund and to the other Putnam funds. In certain cases the discussion applies to some but not all of the funds or their shareholders, and you should refer to your prospectus to determine whether the matter is applicable to you or your fund. You will also be referred to
Part I for certain information applicable to your particular fund. Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described below apply to them.

MISCELLANEOUS INVESTMENT PRACTICES

Your fund's prospectus states which of the following investment practices are available to your fund. The fact that your fund is authorized to engage in a particular practice does not necessarily mean that it will actually do so. You should disregard any practice described below which is not mentioned in the prospectus.

Short-term Trading

In seeking the fund's

   objective(s)    , Putnam Management will
buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam Management does not consider how long the fund has owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

   Convertible Securities. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"), to the extent described in the prospectus. The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the prospectus or Part I of this SAI for a description of security ratings.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's assets. Conversely, during periods of rising interest rates, the value of the fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely
affect the values of lower-rated securities.   Changes by
recognized rating services in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be
invested in securities    of     which the fund, by itself or
together with other funds and accounts managed by Putnam
Management    or     its affiliates, holds all or a major
portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to
enforce its rights in the event of a default    of     such
securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

If the fund's prospectus describes so-called "zero-coupon" bonds and "payment-in-kind" bonds as possible investments, the fund may invest without limit in such bonds unless otherwise specified in the prospectus. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments in order to satisfy its dividend requirements.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories. This may be particularly true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Investments in Miscellaneous Fixed-Income Securities

Unless otherwise specified in the prospectus or elsewhere in this SAI, if the fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

Private Placements

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

Loan Participations

The fund may invest in "loan participations." By purchasing a loan participation, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower.

The loans in which the fund may invest are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund's ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest
   or     principal payments on a loan participation would
adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan participations in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Because loan participations in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan participation will depend almost exclusively on
Putnam Management's        , and         the original lending
   institution's, credit analysis     of the borrower.

Loan participations may be structured in different forms, including novations, assignments, and participating interests.
In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest, and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, but must rely for that purpose on the lending institution. The fund may also acquire a loan participation directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan participation to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest, and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest, and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which the fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. Under current market conditions, most of the corporate loan participations purchased by the fund will represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loan participations acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

Mortgage Related Securities

The fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOS of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.
If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by the fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

Forward Commitments

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside, on the books and records of its custodian, liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Repurchase Agreements

The fund may enter into repurchase agreements up to the limit specified in the prospectus. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Risk Factors in Options Transactions

The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

Futures Contracts and Related Options

Subject to applicable law, and unless otherwise specified in the prospectus, the fund may invest without limit in the types of futures contracts and related options identified in the prospectus for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to
terminate existing positions.     In return for the premium paid,
options     on future contracts give the purchaser the right
        to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. Treasury security futures contracts and options. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its tax-exempt securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the fund is also subject to Putnam Management's ability to predict movements in the direction of the market. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

Options on stock index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on Indices

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Index Warrants

The fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Foreign Investments

The fund may invest in securities of foreign issuers that are not actively traded in U.S. markets. These foreign investments involve certain special risks described below.

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.

In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of
assets, imposition of currency exchange controls   , foreign
withholding taxes     or restrictions on the repatriation of
foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased in connection
with investments in "emerging markets."   For example, political
and economic structures in these countries may be in their infancy and developing rapidly, and such countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

   The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market companies have experienced substantial, and in some periods extremely high, rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of the fund's investments in emerging markets and the availability to the fund of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of prospects of an investment in such securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Foreign Currency Transactions

Unless otherwise specified in the prospectus or Part I of this SAI, the fund may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to
   manage its exposure to foreign currencies    .  In addition,
the fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, the fund may engage in both "transaction hedging" and
"position hedging."     The fund may also engage in foreign
currency transactions for non-hedging purposes, subject to
applicable law.      When it engages in transaction hedging, the
fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. If conditions warrant, for transaction hedging purposes the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.
The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

The fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging
purposes, the fund may purchase or sell   , on exchanges or in
over-the-counter markets,     foreign currency futures contracts,
foreign currency forward contracts and options on foreign
currency futures contracts and on foreign currencies        .  In
connection with position hedging, the fund may also purchase or sell foreign currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk factors in options transactions" above.

The fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

   The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In that case the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will segregate liquid assets in its portfolio to cover forward contracts used for non-hedging purposes.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Currency forward and futures contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.
The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward
contracts may be in any    amount     agreed upon by the parties
rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Foreign currency options. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Restricted Securities

The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees. It is the present intention of the funds' Trustees that, if the Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

TAXES

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

   (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

   In addition, until the start of the fund's first tax year beginning after August 5, 1997, the fund must derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock or securities and certain options, futures contracts, forward contracts and foreign currencies) held for less than three months in order to qualify as a regulated investment company.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

   Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gains (that is, the excess of net gains from captial assets held more than one year over net losses from capital assets held for not more than one year). One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("mid-term gains") and a second, preferred rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Distributions of net capital gains will be treated in the hands of shareholders as mid-term gains to the extent designated by the fund as deriving from net gains from assets held for more than one year but not more than 18 months, and the balance will be treated as adjusted net capital gains. Distributions of mid-term gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.

Exempt-interest dividends. The fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the fund's taxable year, at least 50% of the total value of the fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the fund intends to be qualified to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

Hedging transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will
be subject to special tax rules (including    constructive
sale,     mark-to-market, straddle, wash sale, and short sale
rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Under the 30% of gross income test described above (see "Taxation of the fund"), the fund will be restricted in selling assets held or considered under Code rules to have been held for less than three months, and in engaging in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain fund assets to be treated as held for less than three months.

Certain of the fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund's book income is less than its taxable income, the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Return of capital distributions. If the fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Securities issued or purchased at a discount. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Capital loss carryover. Distributions from capital gains are made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

Foreign currency-denominated securities and related hedging transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes
paid by the fund to foreign countries    in respect of foreign
securities the fund has held for at least the minimum period
specified in the Code    .  In such a case, shareholders will
include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or
deduction for the amount of such taxes.     In particular,
shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with
respect to a given dividend.      Shareholders who do not itemize
on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any
gain         realized upon a taxable disposition of shares will
   not     be treated as    mid    -term capital gain         if
the shares have been held for more than 12 months   but not more
than 18 months, as adjusted net capital gains if the shares have been held for more than 18 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated
as short-term capital gain    .  In general, any loss realized
upon a taxable disposition of shares will be treated as long-term loss if the shares have been held for more than 12 months, and
otherwise as short-term capital gains    .  However, if a
shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Shares purchased through tax-qualified plans. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect.
An individual's taxpayer identification number is his or her social security number.

MANAGEMENT

Trustees Name (Age)

*+George Putnam    (71)    , Chairman and President.  Chairman
and Director of Putnam Management and Putnam Mutual Funds.
Director,         Freeport-McMoRan, Inc., Freeport Copper and
Gold, Inc., McMoRan Oil and Gas, Inc., General Mills, Inc.,
Houghton Mifflin Company   and     Marsh & McLennan Companies,
Inc.

+William F. Pounds    (69)    , Vice Chairman.  Professor of
Management, Alfred P. Sloan School of Management, Massachusetts
Institute of Technology.  Director of         IDEXX Laboratories,
Inc., Perseptive Biosystems, Inc., Management Sciences for
Health, Inc., and Sun Company, Inc.

Jameson A. Baxter    (54)    , Trustee. President, Baxter
Associates, Inc. (a management and financial consultant).
Director of Avondale Federal Savings Bank, ASHTA Chemicals, Inc.
and Banta Corporation.  Chairman Emeritus of the Board of
Trustees, Mount Holyoke College.

+Hans H. Estin    (69),     Trustee.     Chartered Financial
Analyst and     Vice Chairman, North American Management Corp. (a
registered investment adviser).

John A. Hill    (55)    , Trustee.  Chairman and Managing
Director, First Reserve Corporation (a registered investment adviser). Director, Maverick Tube Corporation, PetroCorp
Incorporated, Snyder Oil Corporation,    TransMontaingne Oil
Company,     Weatherford Enterra, Inc. (an oil field service
company) and various    private companies owned by First Reserve
Corporation and various     First Reserve Funds.

Ronald J. Jackson    (53)    , Trustee.  Former Chairman,
President and Chief Executive Officer of Fisher-Price, Inc.,
Director of Safety 1st, Inc.,  Trustee of Salem Hospital and the
Peabody Essex Museum.

Elizabeth T. Kennan    (59)    , Trustee.  President Emeritus and
Professor, Mount Holyoke College.  Director, the Kentucky Home
Life Insurance Companies, NYNEX Corporation, Northeast Utilities and Talbots.

*Lawrence J. Lasser    (54)    , Trustee and Vice President.
President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Investment Management, Inc.
Director of Marsh & McLennan Companies, Inc.    and the United
Way of Massachusetts Bay.

+Robert E. Patterson    (52)    , Trustee.  Executive Vice
President and Director of Acquisitions, Cabot Partners Limited
Partnership (a registered investment adviser)    and
Massachusetts Industrial Finance Agency.

*Donald S. Perkins    (70)    , Trustee.  Director of various
corporations, including AON Corp., Cummins Engine Company, Inc.,
Current Assets L.L.C.       , LaSalle Street Fund, Inc.   ,
LaSalle U.S. Realty Income and Growth Fund, Inc.    , Lucent
Technologies Inc.,    Ryerson Tull, Inc. (a steel service
corporation)     Springs Industries, Inc. (a textile
manufacturer), and Time Warner Inc.

*#George Putnam III    (46)    , Trustee.  President, New
Generation Research, Inc. (publisher of bankruptcy information) and New Generation Advisers, Inc. (a registered investment
adviser).     Director, Massachusetts Audubon Society and The
Boston Family Office, L.L.C. (a registered investment adviser).

W. Thomas Stephens (55), Trustee. President and Chief Executive Officer of MacMillan Bloedel Ltd. Director, Mail-Well Inc. (a supplier of envelopes and high-quality printing services), Qwest Communications (a fiber optics manufacturer), The Eagle Picher Trust (a trust etablished to fund the settlement of asbestos-rerlated claims) and New Century Energies (a public utlity company).

*A.J.C. Smith    (63)    , Trustee.  Chairman and Chief Executive
Officer, Marsh & McLennan Companies, Inc.  Director, Trident
Corp.

W. Nicholas Thorndike    (64)    , Trustee.  Director of various
corporations and charitable organizations, including Courier
Corporation, Data General Corporation, Bradley Real Estate, Inc.,
and Providence Journal Co.    and Courier Corporation.

Officers Name (Age)

Charles E. Porter    (59)    , Executive Vice President.
Managing Director of Putnam Investments, Inc. and Putnam
Management.

Patricia C. Flaherty    (50)    , Senior Vice President.  Senior
Vice President of Putnam Investments, Inc. and Putnam Management.

William N. Shiebler    (55)    , Vice President.  Director and
Senior Managing Director of Putnam Investments, Inc. President and Director of Putnam Mutual Funds.

Gordon H. Silver    (50)    , Vice President.  Director and
Senior Managing Director of Putnam Investments, Inc. and Putnam
Management.

John R. Verani    (58)    , Vice President.  Senior Vice
President of Putnam Investments, Inc. and Putnam Management.

Paul M. O'Neil    (44)    , Vice President.  Vice President of
Putnam Investments, Inc. and Putnam Management.

John D. Hughes    (62)    , Senior Vice President and Treasurer.

Beverly Marcus    (53)    , Clerk and Assistant Treasurer.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Mutual Funds.

+Members of the Executive Committee of the Trustees. The Executive Committee meets between regular meetings of the Trustees as may be required to review investment matters and other affairs of the fund and may exercise all of the powers of the Trustees.

#George Putnam, III is the son of George Putnam.

                             -----------------

Certain other officers of Putnam Management are officers of the fund. See "Additional officers" in Part I of this SAI. The mailing address of each of the officers and Trustees is One Post
Office Square, Boston, Massachusetts 02109.

Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers. Prior to 1993, Mr. Jackson was Chairman of the Board, President and Chief Executive Officer of
Fisher-Price, Inc.  Prior to    1996, Mr. Stephens was Chairman
of the Board of Directors,     President and    Chief Executive
Officer of Johns Manville     Corporation.

Each Trustee of the fund receives an annual fee and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the Trustees are Trustees of all the Putnam funds and each receives fees for his or her services. For details of Trustees' fees paid by the fund and information concerning retirement guidelines for the Trustees, see "Charges and expenses" in Part I of this SAI.

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Putnam Management and its affiliates

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937. Today, the firm serves as the investment manager for
the funds in the Putnam Family, with    nearly $160     billion
in assets in over    8     million shareholder accounts at
   June 30, 1997    .  An affiliate, The Putnam Advisory Company,
Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its
banking and fiduciary powers.  At    June 30, 1997    , Putnam
Management and its affiliates managed nearly    $207     billion
in assets, including over    $18     billion in tax-exempt
securities and over    $51     billion in retirement plan assets.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust
Company are subsidiaries of Putnam Investments, Inc., a holding company which is in turn wholly owned by Marsh & McLennan
Companies, Inc., a publicly-owned holding company whose principal operating subsidiaries are international insurance and reinsurance brokers, investment managers and management consultants.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund's portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management's compensation under the Management Contract, see "Charges and expenses" in Part I of this SAI. Putnam Management's compensation under the Management Contract may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the fund has a distribution plan, payments required under such plan. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any expense limitation from time to time in effect are described in
        the prospectus    and/or     Part I of this SAI.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund's most recent fiscal year is included in "Charges and Expenses" in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days' written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

Personal Investments by Employees of Putnam Management

Employees of Putnam Management are permitted to engage in personal securities transactions, subject to requirements and restrictions set forth in Putnam Management's Code of Ethics.
The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the funds. Among other things, the Code of Ethics, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Portfolio Transactions

Investment decisions. Investment decisions for the fund and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and research services. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in tax-exempt securities and certain other fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's managers and analysts. Where the services referred to above are not used exclusively by Putnam Management for research purposes, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for the fund and buys and sells investments for the fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for the fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause the fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract.
Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the Rules of    Conduct     of the National
Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the fund (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

Principal Underwriter

Putnam Mutual Funds is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See "Charges and expenses" in Part I of this SAI for information on sales charges and other payments received by Putnam Mutual Funds.

Investor Servicing Agent and Custodian

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts, the number of transactions and the assets of the fund. Putnam Investor Services won the DALBAR Quality Tested Service Seal in 1990, 1991, 1992, 1993, 1994 and 1995. Over 10,000 tests of 38 separate shareholder service components demonstrated that Putnam Investor Services tied for highest scores, with two other mutual fund companies, in all categories.

PFTC is the custodian of the fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the fund (to the extent permitted by the fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the fund. The fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the fund or decides which securities the fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The fund may from time to time pay custodial expenses in full or in part through the placement by Putnam Management of the fund's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The fund pays PFTC an annual fee based on the fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

See "Charges and expenses" in Part I of this SAI for information on fees and reimbursements for investor servicing and custody received by PFTC. The fees may be reduced by credits allowed by PFTC.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day,
   Rev. Dr. Martin Luther King, Jr. Day,     Presidents' Day,
Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such securities.
Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment
Company Act of 1940.

HOW TO BUY SHARES

General

The prospectus contains a general description of how investors may buy shares of the fund and states whether the fund offers more than one class of shares. This SAI contains additional information which may be of interest to investors.

Class A shares and class M shares are generally sold with a sales charge payable at the time of purchase (except for class A shares and class M shares of money market funds). As used in this SAI and unless the context requires otherwise, the term "class A shares" includes shares of funds that offer only one class of shares. The prospectus contains a table of applicable sales charges. For information about how to purchase class A or class M shares of a Putnam fund at net asset value through an
   employer-sponsored retirement     plan, please consult your
employer. Certain purchases of class A shares and class M shares may be exempt from a sales charge or, in the case of class A shares, may be subject to a contingent deferred sales charge ("CDSC"). See "General--Sales without sales charges or contingent deferred sales charges," "Additional Information About Class A and Class M shares," and "Contingent Deferred Sales Charges--Class A shares."

Class B shares and class C shares are sold subject to a CDSC payable upon redemption within a specified period after purchase.
The prospectus contains a table of applicable CDSCs.

Class B shares will automatically convert into class A shares at the end of the month eight years after the purchase date. Class B shares acquired by exchanging class B shares of another Putnam fund will convert into class A shares based on the time of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

Class Y shares, which are not subject to sales charges or a CDSC, are available only to certain defined contribution plans. See the prospectus that offers class Y shares for more information. Certain purchase programs described below are not available to defined contribution plans. Consult your employer for information on how to purchase shares through your plan.

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the Exchange. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, (ii) persons who are already shareholders may make additional purchases of $50 or more by sending funds directly to Putnam Investor Services (see "Your investing account" below), and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $25 or more. Information about these plans is available from investment dealers or from Putnam Mutual Funds.

As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly bank drafts for a fixed amount (at least $25) are used to purchase fund shares at the applicable public offering price next determined after Putnam Mutual Funds receives the proceeds from the
draft   .  A shareholder may choose any day of the month and, if
a given month (for example, February) does not contain that particular date, or if the date falls on a weekend or holiday,
the draft will be processed on     the next business day        .
Further information and application forms are available from investment dealers or from Putnam Mutual Funds.

Except for funds that declare a distribution daily, distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Payment in securities. In addition to cash, the fund may accept securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Management determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities which are delivered in proper form. The fund will not accept options or restricted securities as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Mutual Funds. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Mutual Funds.

Sales without sales charges or contingent deferred sales charges.
The fund may sell shares without a sales charge or CDSC to:

     (i) current and retired Trustees of the fund; officers of the fund; directors and current and retired U.S. full-time employees of Putnam Management, Putnam Mutual Funds, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

     (ii)    employer-sponsored retirement     plans, for the
     repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not offered by tax-exempt funds);

     (iii) clients of administrators of tax-qualified
        employer-sponsored retirement     plans which have
     entered into agreements with Putnam Mutual Funds (not offered by tax-exempt funds);

     (iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Mutual Funds; employees of financial institutions having sales agreements with Putnam Mutual Funds or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their spouses and children under age 21 (Putnam Mutual Funds is regarded as the dealer of record for all such accounts);

     (v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

     (vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

     (vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial planners who have entered into agreements with Putnam Mutual Funds with respect to such accounts.

In addition, the fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies, and the CDSC will be waived on redemptions of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The fund may sell class M shares at net asset value to members of qualified groups. See
"Group purchases of class A and class M shares" below.     Class
A shares are available without an initial sales charge to eligible employer-sponsored retirement plans, as described below.

Payments to dealers. Putnam Mutual Funds may, at its expense, pay concessions in addition to the payments disclosed in the prospectus to dealers which satisfy certain criteria established from time to time by Putnam Mutual Funds relating to increasing net sales of shares of the Putnam funds over prior periods, and certain other factors.

Additional Information About Class A and Class M Shares

The underwriter's commission is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Mutual Funds will give dealers ten days' notice of any changes in the dealer discount. Putnam Mutual Funds retains the entire sales charge on any retail sales made by it.

Putnam Mutual Funds offers several plans by which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These plans may be altered or discontinued at any time.

Combined purchase privilege. The following persons may qualify for the sales charge reductions or eliminations shown in the prospectus by combining into a single transaction the purchase of class A shares or class M shares with other purchases of any class of shares:

     (i) an individual, or a "company" as defined in Section
     2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

     (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

     (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));

     (iv) tax-exempt organizations qualifying under Section
     501(c)(3) of the Internal Revenue Code (not including tax-exempt organizations qualifying under Section 403(b)(7) (a
     "403(b) plan") of the Code; and

     (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with Putnam Mutual Funds.

Cumulative quantity discount (right of accumulation). A purchaser of class A shares or class M shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

     (i) the investor's current purchase; and

     (ii) the maximum public offering price (at the close of business on the previous day) of:

             (a) all shares held by the investor in all of the Putnam funds (except money market funds); and

             (b) any shares of money market funds acquired by exchange from other Putnam funds; and

     (iii) the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Mutual Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds). Each purchase of class A shares or class M shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Mutual Funds in accordance with the prospectus. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Mutual
Funds or from investment dealers. Interested investors should read the Statement of Intention carefully.

Group purchases of class A and class M shares. Members of qualified groups may purchase class A shares of the fund at a group sales charge rate of 4.50% of the public offering price (4.71% of the net amount invested). The dealer discount on such sales is 3.75% of the offering price. Members of qualified groups may also purchase class M shares at net asset value.

To receive the class A or class M group rate, group members must purchase shares through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to Putnam Mutual Funds, together with payment and completed application forms. After the initial purchase, a member may send funds for the purchase of shares directly to Putnam Investor Services. Purchases of shares are made at the public offering price based on the net asset value next determined after Putnam Mutual Funds or Putnam Investor Services receives payment for the shares. The minimum investment requirements described above apply to purchases by any group member. Only shares purchased under the class A group discount are included in calculating the purchased amount for the purposes of these requirements.

Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which, with respect to the class A discount only, at least 10 members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge;
(iv) the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) with respect to the class A discount only, the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor Services that the group then has at least 25 members and, with respect to the class A discount only, that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification in form satisfactory to Putnam Investor Services as to the eligibility of the purchasing members of the group.

Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnerships and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring class A shares for the benefit of any of the foregoing.

A member of a qualified group may, depending upon the value of class A shares of the fund owned or proposed to be purchased by the member, be entitled to purchase class A shares of the fund at non-group sales charge rates shown in the prospectus which may be lower than the group sales charge rate, if the member qualifies as a person entitled to reduced non-group sales charges. Such a group member will be entitled to purchase at the lower rate if, at the time of purchase, the member or his or her investment dealer furnishes sufficient information for Putnam Mutual Funds or Putnam Investor Services to verify that the purchase qualifies for the lower rate.

Interested groups should contact their investment dealer or Putnam Mutual Funds. The fund reserves the right to revise the terms of or to suspend or discontinue group sales at any time.

   Qualified     benefit plans; Individual account plans.  The
   terms "class A qualified     benefit plan"    and "class M
qualified benefit plan" mean any employer-sponsored     plan or
arrangement, whether or not tax-qualified,    for which Putnam
Fiduciary Trust Company or its affiliates provide recordkeeping
or other services in connection with     the purchase of class A
shares    or class M shares, respectively    .  The term
"affiliated employer" means employers who are affiliated with each other within the meaning of Section 2(a)(3)(C) of the Investment Company Act of 1940. The term "individual account plan" means any employee benefit plan whereby (i) class A shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer, or of affiliated employers, and (ii) a separate investing account is maintained in the name of such fiduciary or other person for the account of each participant in the plan.

The table of sales charges in the prospectus applies to sales to employer-sponsored retirement plans that are not class A
qualified     benefit plans, except that the fund may sell class
A shares at net asset value to employee benefit plans, including individual account plans, of employers or of affiliated employers which have at least 750 employees to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to Putnam Investor Services) by which contributions or account information for plan participation are transmitted to Putnam Investor Services by methods acceptable to Putnam Investor Services. The fund may
also sell class A shares at net asset value to    employer-
sponsored     retirement plans    that initially invest at least
$1 million in the fund or that have     at least 200 eligible
employees   .  In addition,     the fund may sell class M shares
at net asset value to    class M     qualified    benefit
plans.

   An employer-sponsored     retirement plan participating in a
"multi-fund" program approved by Putnam Mutual Funds may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value based on the size of the purchase as described in the prospectus. These investments will also be included for purposes of the discount privileges and programs described above.

Additional information about         qualified    benefit
plans and individual account plans is available from investment dealers or from Putnam Mutual Funds.

Contingent Deferred Sales Charges   ; Commissions

Class A shares.     Except as described below, a CDSC of 0.75%
(1.00% in the case of plans for which Putnam Mutual Funds and its affiliates do not act as trustee or record-keeper) of the total
amount redeemed is imposed on redemptions of     shares purchased
   by class A     qualified    benefit plans if, within two years
of a plan's initial purchase of class A shares, it redeems 90% or more of its cumulative purchases. Thereafter, such plan is no longer liable for any CDSC. The two-year CDSC applicable to class A qualified benefit plans for which Putnam Mutual Funds or its affiliates serve as trustee or recordkeeper ("full service plans") is 0.50% of the total amount redeemed, for full service
plans     that initially    invest at least $5 million but
less than    $10     million in Putnam funds and other
investments managed    by     Putnam Management or its affiliates
   ("Putnam Assets"), and is 0.25% of the total amount redeemed
for full service plans that     initially    invest at least $10
million but less than $20 million in Putnam Assets. Class A qualified benefit plans that initially invest at least $20 million in Putnam Assets, or whose dealer of record has, with Putnam Mutual Funds' approval, waived its commission or agreed to refund its commission to Putnam Mutual Funds in the event a CDSC would otherwise be applicable, are not subject to any
CDSC    .

    Similarly, class A shares purchased at net asset value by any
investor other than a    class A     qualified    benefit
plan    , including purchases pursuant to any Combined Purchase
Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00% or 0.50%, respectively, if redeemed
within the first or second year after purchase   , unless the
dealer of record waived its commission with Putnam Mutual Funds'
approval    .  The class A CDSC is imposed on the lower of the
cost and the current net asset value of the shares redeemed.

   Except as described below for sales to class A     qualified
   benefit plans            , Putnam Mutual Funds pays investment
dealers of record commissions on sales of class A shares of $1
million or more    and sales to employer-sponsored benefit plans
that have at least 200 eligible employees and that are not class
A qualified benefit plans     based on         cumulative
purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

    On sales at net asset value to a    class A     qualified
   benefit plan    , Putnam Mutual Funds pays commissions    to
the dealer of record at the time of the sale on net monthly
purchases at the following rates:      1.00% of the first
   $1     million,    0.75%     of the next $1 million    , 0.50%
of the next $3 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $10 million and 0.05%
thereafter, except that commissions on sales    to class A
qualified benefit plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates pursuant to a proposal made by
Putnam Mutual Funds on or before April 15, 1997     are based on
cumulative purchases    over a one-year measuring period     at
the rate of 1.00% of the    first $2     million   , 0.80% of the
next $1 million,     and 0.50% thereafter.  On sales at net asset
value to all other    class A     qualified    benefit plans
receiving proposals from Putnam Mutual Funds on or before April
15, 1997    , Putnam Mutual Funds pays commissions on the initial
investment and on subsequent net quarterly sales (gross sales minus gross redemptions during the quarter) at the rate of 0.15%. Money market fund shares are excluded from all commission calculations, except for determining the amount initially
invested by a         qualified    benefit     plan.  Commissions
on sales at net asset value to such plans are subject to Putnam Mutual Funds' right to reclaim such commissions if the shares are redeemed within two years.

Different CDSC and commission rates may apply to shares purchased
   prior to December 1, 1995    .

All shares. Investors who set up an Automatic Cash Withdrawal Plan ("ACWP") for a share account (see "Plans available to shareholders -- Automatic Cash Withdrawal Plan") may withdraw through the ACWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an ACWP and recalculated thereafter on a pro rata basis at the time of each ACWP payment. Therefore, shareholders who have chosen an ACWP based on a percentage of the net asset value of their account of up to 12% will be able to receive ACWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their periodic ACWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This ACWP privilege may be revised or terminated at any time.

No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or
(iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time. Additional waivers may apply to IRA accounts opened prior to February 1, 1994.

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.
A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

        Putnam Mutual Funds    pays service fees to
qualifying     dealers    at the rates set forth in the
Prospectus, except with respect to shares held by class A qualified benefit plans. Putnam Mutual Funds pays service fees to the dealer of record for plans for which Putnam Fiduciary Trust or its affiliates serve as trustee and recordkeeper at the
following annual rates (expressed as a percentage of     the
average net asset value    (as defined below) of the plan's class
A shares): 0.25% of the first $5 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $30 million, and 0.05% thereafter. For class A qualified benefit plans for which Putnam Fiduciary Trust Company or its affiliates provide some services but do not act as trustee and recordkeeper, Putnam Mutual Funds will pay service fees to the dealer of record of up to 0.25% of average net assets, depending on the level of service provided by Putnam Fiduciary Trust Company or its
affiliates, by     the dealer of record,    and by third parties.
Service fees are paid quarterly to the dealer of record for that quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Mutual Funds and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are
designated as the dealer of record,     "average net asset value"
        means the product of (i) the         average daily share
balance    in such account(s)     and (ii) the         average
daily net asset value    of the relevant class of shares over the
    quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, they will receive a statement confirming the transaction and listing their current share balance. (Under certain investment plans, a statement may only be sent quarterly.) Shareholders will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs. To help shareholders take full advantage of their Putnam investment, they will receive a Welcome Kit and a periodic publication covering many topics of interest to investors. The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. Easy-to-read, free booklets on special subjects such as the Exchange Privilege and IRAs are available from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:30 a.m. and 7:00 p.m. Boston time for more information, including account balances.

Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check, endorsed to the order of the fund. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment of $500, a shareholder may send checks to Putnam Investor Services for $50 or more, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Mutual Funds.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How to sell shares" in the prospectus. Money market funds and certain other funds will not issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued for safekeeping at no charge to the shareholder.

Putnam Mutual Funds, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Mutual Funds, which may modify or terminate this service at any time.

Putnam Investor Services may make special services available to shareholders with investments exceeding $1,000,000. Contact
Putnam Investor Services for details.

The fund pays Putnam Investor Services' fees for maintaining
Investing Accounts.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest (within 1 year) the proceeds of such sale in shares of the same class of the fund, or may be able to reinvest (within 1 year) the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the Exchange Privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Mutual Funds receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Shareholders will receive from Putnam Mutual Funds the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes. Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares and no address change has been made within the preceding 15 days.
During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the Telephone Exchange Privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Mutual Funds or investment dealers having sales contracts with Putnam Mutual Funds. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the Exchange Privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis. The Exchange Privilege may be revised or terminated at any time. Shareholders would be notified of any such change or suspension.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

The minimum account size requirement for the receiving fund will not apply if the current value of your account in the fund paying the distribution is more than $5,000.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent comprised of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available To Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Mutual Funds or Putnam Investor Services may modify or cease offering these plans at any time.

Automatic cash withdrawal plan ("ACWP"). An investor who owns or buys shares of the fund valued at $10,000 or more at the current public offering price may open an ACWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor.
The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a plan concurrently with purchases of additional shares of the fund would be disadvantageous to the investor because of the sales charge payable on such purchases. For this reason, the minimum investment accepted while a plan is in effect is $1,000, and an investor may not maintain a plan for the accumulation of shares of the fund (other than through reinvestment of distributions) and a plan at the same time. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Mutual Funds or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax Qualified Retirement Plans; 403(b) and SEP Plans. (Not offered by funds investing primarily in tax-exempt securities.)
Investors may purchase shares of the fund through the following
Tax Qualified Retirement Plans, available to qualified individuals or organizations:

     Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and

     Individual Retirement Account Plans (IRAs).

Each of these Plans has been qualified as a prototype plan by the Internal Revenue Service. Putnam Investor Services will furnish services under each plan at a specified annual cost. Putnam Fiduciary Trust Company serves as trustee under each of these Plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Mutual Funds. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Defined Contribution Plan Services at 1-800-225-2465, extension 8600.

A 403(b) Retirement Plan is available for employees of public school systems and organizations which meet the requirements of
Section 501(c)(3) of the Internal Revenue Code. Forms and further information on the 403(b) Plan are also available from investment dealers or from Putnam Mutual Funds. Shares of the fund may also be used in simplified employee pension (SEP) plans. For further information on the Putnam prototype SEP plan, contact an investment dealer or Putnam Mutual Funds.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security
Act of 1974, or otherwise, is recommended.

SIGNATURE GUARANTEES

Redemption requests for shares having a net asset value of $100,000 or more must be signed by the registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, government securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is acceptable under and conforms with Putnam Fiduciary Trust Company's signature guarantee procedures. A copy of such procedures is available upon request. If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, you must provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

SUSPENSION OF REDEMPTIONS

The fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

STANDARD PERFORMANCE MEASURES

Yield and total return data for the fund may from time to time be presented in Part I of this SAI and in advertisements. In the case of funds with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows.

Total return for one-, five- and ten-year periods (or for such shorter periods as the fund has been in operation or shares of the relevant class have been outstanding) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the beginning of the period, at the maximum public offering price for class A shares and class M shares and net asset value for other classes of shares, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. Total return calculations assume deduction of the fund's maximum sales charge or CDSC, if applicable, and reinvestment of all fund distributions at net asset value on their respective reinvestment dates.

The fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by
(i) calculating the aggregate amount of dividends and interest earned by the fund during the base period less expenses for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for class A shares or class M shares, as appropriate, and net asset value for other classes of shares on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as the Government National Mortgage Association ("GNMAs"), based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The amount of expenses used in determining the fund's yield includes, in addition to expenses actually accrued by the fund, an estimate of the amount of expenses that the fund would have incurred if brokerage commissions had not been used to reduce such expenses.

If the fund is a money market fund, yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share over the seven-day period for which yield is presented (the "base period"), and multiplying the net change by 365/7 (or approximately 52 weeks). Effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

If the fund is a tax-exempt fund, the tax-equivalent yield during the base period may be presented for shareholders in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting the tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal, for that shareholder, to the tax-exempt yield. The tax-equivalent yield will differ for shareholders in other tax brackets.

At times, Putnam Management may reduce its compensation or assume expenses of the fund in order to reduce the fund's expenses. The per share amount of any such fee reduction or assumption of expenses during the fund's past ten fiscal years (or for the life
of the fund, if shorter) is    set forth in the footnotes to
the table in the section entitled "Financial highlights" in the prospectus. Any such fee reduction or assumption of expenses
would increase the fund's yield and total return    for periods
including     the period of the fee reduction or assumption of
expenses.

All data are based on past performance and do not predict future results.

COMPARISON OF PORTFOLIO PERFORMANCE

Independent statistical agencies measure the fund's investment performance and publish comparative information showing how the fund, and other investment companies, performed in specified time periods. Three agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the fund may distribute these comparisons to its shareholders or to potential
investors.   The agencies listed below measure performance based
on their own criteria rather than on the standardized performance measures described in the preceding section.

     Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

     Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups:
     highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

     CDA/Wiesenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the fund's performance. The fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

Independent, unmanaged indexes, such as those listed below, may be used to present a comparative benchmark of fund performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs. Because the fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

     The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

     The Dow Jones Industrial Average is an index of 30 common stocks frequently used as a general measure of stock market performance.

     The Dow Jones Utilities Average is an index of 15 utility stocks frequently used as a general measure of stock market performance.

     CS First Boston High Yield Index is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

     The Lehman Brothers Aggregate Bond Index is an index composed of securities from The Lehman Brothers Government/Corporate Bond Index, The Lehman Brothers Mortgage-Backed Securities Index and The Lehman Brothers Asset-Backed Securities Index and is frequently used as a broad market measure for fixed-income securities.
     The Lehman Brothers Asset-Backed Securities Index is an index composed of credit card, auto, and home equity loans. Included in the index are pass-through, bullet (noncallable), and controlled amortization structured debt securities; no subordinated debt is included. All securities have an average life of at least one year.

     The Lehman Brothers Corporate Bond Index is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

     The Lehman Brothers Government/Corporate Bond Index is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

     The Lehman Brothers Intermediate Treasury Bond Index is an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

     The Lehman Brothers Long-Term Treasury Bond Index is an index of publicly issued U.S. Treasury obligations
     (excluding flower bonds and foreign-targeted issues) that are U.S. dollar-denominated and have maturities of 10 years or greater.

     The Lehman Brothers Mortgage-Backed Securities Index includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

     The Lehman Brothers Municipal Bond Index is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds.

     The Lehman Brothers Treasury Bond Index is an index of publicly issued U.S. Treasury obligations (excluding flower bonds and foreign-targeted issues) that are U.S. dollar denominated, have a minimum of one year to maturity, and are issued in amounts over $100 million.

     The Morgan Stanley Capital International World Index is an index of approximately 1,482 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars.

        The Morgan Stanley Capital International Emerging
     Markets Index is an index of approximately 1,100 securities representing 20 emerging markets, with all values expressed in U.S. dollars.

     The Morgan Stanley Capital International EAFE Index is an index of approximately 1,045 equity securities issued by companies located in 18 countries and listed on the stock exchanges of Europe, Australia, and the Far East. All values are expressed in U.S. dollars.

     The Morgan Stanley Capital International Europe Index is an index of approximately 627 equity securities issued by companies located in one of 13 European countries, with all values expressed in U.S. dollars.

     The Morgan Stanley Capital International Pacific Index is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan, Hong Kong, Singapore/Malaysia. All values are expressed in U.S. dollars.

     The NASDAQ Industrial Average is an index of stocks traded in The Nasdaq Stock Market, Inc. National Market System.

     The Russell 2000 Index is composed of the 2,000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization. The Russell 3000 Index is composed of 3,000 large U.S. companies ranked by market capitalization, representing approximately 98% of the U.S.
     equity market.

     The Salomon Brothers Long-Term High-Grade Corporate Bond Index is an index of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as a general measure of the performance of fixed-income securities.

     The Salomon Brothers Long-Term Treasury Index is an index of U.S. government securities with maturities greater than 10 years.

     The Salomon Brothers World Government Bond Index is an index that tracks the performance of the 14 government bond markets of Australia, Austria, Belgium Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and the United States. Country eligibility is determined by market capitalization and investability criteria.

     The Salomon Brothers World Government Bond Index (non
     $U.S.) is an index of foreign government bonds calculated to provide a measure of performance in the government bond markets outside of the United States.

     Standard & Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance.

     Standard & Poor's 40 Utilities Index is an index of 40 utility stocks.

     Standard & Poor's/Barra Value Index is an index constructed by ranking the securities in the Standard & Poor's 500 Composite Stock Price Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Composite Stock Price Index.

In addition, Putnam Mutual Funds may distribute to shareholders or prospective investors illustrations of the benefits of reinvesting tax-exempt or tax-deferred distributions over specified time periods, which may include comparisons to fully taxable distributions. These illustrations use hypothetical rates of tax-advantaged and taxable returns and are not intended to indicate the past or future performance of any fund.

DEFINITIONS

"Putnam Management"         --  Putnam Investment Management,
                                Inc., the fund's investment
                                manager.

"Putnam Mutual Funds"       --  Putnam Mutual Funds Corp., the
                                fund's principal underwriter.

"Putnam Fiduciary Trust     --  Putnam Fiduciary Trust Company,
 Company"                       the fund's custodian.

"Putnam Investor Services"  --  Putnam Investor Services, a
                                division of Putnam Fiduciary
                                Trust Company, the fund's
                                investor servicing agent.




               PUTNAM ARIZONA TAX EXEMPT INCOME FUND
                         ("Arizona

       [/R]    fund")
                  PUTNAM FLORIDA TAX EXEMPT INCOME FUND
                         ("Florida

       [/R]    fund")
              PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
                   ("Massachusetts

       [/R]    fund")
               PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
                         ("Michigan

       [/R]    fund")
                        PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
                         ("Minnesota

       [/R]    fund")
                         PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                         ("New Jersey

       [/R]   fund")
                            PUTNAM OHIO TAX EXEMPT INCOME FUND
                         ("Ohio

       [/R]    fund")
                           PUTNAM PENNSYLVANIA TAX EXEMPT INCOME
FUND
                       ("Pennsylvania

       [/R]   fund")
                        (collectively, the "funds")

                                 FORM N-1A
                                  PART C

                             OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)  Index to Financial Statements and Supporting
               Schedule:

               (1)  Financial Statements for the funds:

                    Statement of assets and liabilities -- May
                    31,

       [/R]    1997(a)    .
                    Statement of operations -- year ended May 31,


       [/R]    1997     (a).
                    Statement of changes in net assets -- years ended May 31,

       [/R]    1997     and
                    May 31,

       [/R]    1996     for
                    Massachusetts, Michigan, Minnesota and Ohio
                    (a).
                    Statement of changes in net assets --
                    years ended May 31,

       [/R]
                       1997     and periods ended May 31,


       [/R]    1996     for Arizona,
                    Florida , New Jersey and Pennsylvania (a).
                    Financial highlights (a)(b).
                    Notes to financial statements (a).

                (2) Supporting Schedules for the funds:

                    Schedule I -- Portfolio of investments owned
                    -- May 31,

       [/R]    1997     (a) .
                    Schedules through IX omitted because the required matter is not present.

                     (a)  Incorporated by reference into Parts A
                         and B.
                     (b)  Included in Part A.
----------                    -------------
           (b)  Exhibits:

                1.  Agreement and Declaration of Trust for
                    Arizona    fund     dated November 9, 1990 --
                    Incorporated by reference to the


       [/R]    Arizona fund's     Initial
                    Registration Statement.
                    Agreement and Declaration of Trust, dated
                    June 27, 1990 for Florida    fund     --
                    Incorporated by reference to the


       [/R]    Florida fund's     Initial
                    Registration Statement.
                    Agreement and Declaration of Trust, as
                    amended September 15, 1995 for Massachusetts
                       fund     --Incorporated by reference to
                    Post-Effective Amendment No. 15 to the


       [/R]    Massachusetts fund's
                    Registration Statement.
                    Agreements and Declarations of Trust, as
                    amended September 15, 1995 for Michigan
                       fund    , Minnesota and Ohio  --
                    Incorporated by reference to Post-Effective
                    Amendment No. 15   to the

       [/R]
                       Michigan fund's     Registration
                    Statement.
                    Agreement and Declaration of Trust for New
                    Jersey    fund     dated November 17, 1989 --
                    Incorporated by reference to the


       [/R]    New Jersey fund's
                    Initial Registration Statement.
                    Agreement and Declaration of Trust dated
                    April 1, 1989 for Pennsylvania    fund     --
                    Incorporated by reference to the


       [/R]    Pennsylvania fund's
                    Initial Registration Statement.
                    By-Laws, as amended through February 1, 1994
                    for Arizona    fund    -- Incorporated by
                    reference to Post-Effective Amendment No. 5 to the

       [/R]    Arizona fund's
                    Registration Statement.
                  2.     By-Laws, as amended through February 1,
                    1994 for Florida    fund     -- Incorporated
                    by reference to Post-Effective Amendment
                    No. 5 to the

       [/R]    Florida
                    fund's     Registration Statement.
                    By-Laws, as amended through February 1, 1994
                    for New Jersey    fund      -- Incorporated
                    by reference to Post-Effective Amendment No.
                    5 to the

       [/R]    New Jersey
                    fund's     Registration Statement.
                    By-Laws, as amended through February 1, 1994
                    for Pennsylvania    fund     -- Incorporated
                    by reference to Post-Effective Amendment No.
                    6 to the

       [/R]    Pennsylvania
                    fund's     Registration Statement.


       [/R] By-Laws, as amended through
                    February 1, 1994 for Massachusetts
                       fund    , Michigan    fund    , Minnesota
                       fund     and Ohio    fund     --
                    Incorporated by reference to Post-Effective
                    Amendment No. 14 to the

       [/R]
                       respective funds'     Registration
                    Statement.
                3.  Not applicable.
                4a. Class A Specimen share certificate for
                    Arizona    fund     -- Incorporated by
                    reference to Post-Effective Amendment No. 4 to the

       [/R]    Arizona fund's
                    Registration Statement.
                    Class A  Specimen share certificate for
                    Florida    fund     -- Incorporated by
                    reference to Post-Effective Amendment No. 3 to the

       [/R]    Florida fund's
                    Registration Statement.
                    Class A  Specimen share certificate for New
                    Jersey    fund    --  Incorporated by
                    reference to Post-Effective Amendment No. 3 to the

       [/R]    New Jersey
                    fund's     Registration Statement.
                    Class A Specimen share certificate for
                    Pennsylvania    fund     -- Incorporated by
                    reference to Post-Effective Amendment No. 6 to the

       [/R]    Pennsylvania
                    fund's     Registration Statement.
                    Class A Specimen share certificates for
                    Massachusetts    fund    , Michigan
                       fund    , Minnesota    fund     and Ohio
                       fund     -- Incorporated by reference to
                    Post-Effective Amendment No. 13 to the


       [/R]    respective funds'
                    Registration Statement.

                4b. Class B Specimen share certificate for
                    Arizona    fund     -- Incorporated by
                    reference to Post-Effective Amendment No. 4 to the

       [/R]     Arizona fund's
                    Registration Statement.
                    Class B Specimen share certificate for

                    Florida    fund     -- Incorporated by
                    reference to Post-Effective Amendment No.
                    3 to the

       [/R]    Florida fund's
                    Registration Statement.
                    Class B Specimen share certificate for New
                    Jersey    fund    --Incorporated by reference
                    to Post-Effective    Amendment No. 3 to the


       [/R]    New Jersey fund's
                    Registration Statement.
                    Class B Specimen share certificate for
                    Pennsylvania    fund     --Incorporated by
                    reference to Post-Effective Amendment No. 6 to the


       [/R]    Pennsylvania fund's
                    Registration Statement.
                    Class B Specimen share certificates for
                    Massachusetts    fund    , Michigan
                      fund    , Minnesota    fund     and Ohio
                      fund    --Incorporated by reference to
                   Post- Effective Amendment No. 13 to the


       [/R]
   respective funds'     Registration Statement.


       [/R]    4c. Class     M Specimen share
certificates for                   Florida    fund    ,
                                   Massachusetts    fund    ,
                                   Michigan    fund    ,
                                   Minnesota    fund    , New
                                   Jersey    fund    , and Ohio


       [/R]    fund     --
                                   Incorporated by reference to
                                   Post-Effective Amendment No.
                                   15 to the

       [/R]
                                      respective funds'
                                   Registration Statement.


       [/R]         4e.    Portions     of Agreement
                                        and Declaration of



                                 Trust relating to

                                 shareholder rights for


                                 Arizona    fund     --

                                 Incorporated by reference

                                 to Post-

       [/R]

                                 Effective Amendment No. 4

                                 to the



    Arizona fund's




       [/R]


 Registration Statement.
                    Portions of Agreement and Declaration of


                  Trust relating to shareholder rights for




       [/R]    Florida fund     --

                  Incorporated by reference to Post-Effective

                  Amendment No. 4 to the

       [/R]

                     Florida fund's     Registration Statement.
                    Portions of Agreement and Declaration of


                  Trust relating to shareholder rights for




       [/R]    New Jersey fund     --

                  Incorporated by reference to Post-Effective

                  Amendment No.

       [/R]    4     to the



       [/R]

                     New Jersey fund's     Registration

                  Statement.
                       Portions of Agreement and Declaration of
                    Trust relating to shareholder rights
                    for Pennsylvania fund -- Incorporated
                    by reference to Post-Effective Amendment No.
                    6 to the Pennsylvania fund's Registration
                    Statement.     Portions of Agreements and
                    Declarations of Trust relating to shareholder
                    rights for Massachusetts    fund    ,
                    Michigan    fund    , Minnesota    fund
                    and Ohio    fund     -- Incorporated by
                    reference to Post-Effective Amendment No. 13 to the

       [/R]    respective
                    funds'
                    Registration Statement.


       [/R]    4f. Portions     of Bylaws
                    relating to shareholder rights for Arizona
                       fund     -- Incorporated by reference
                    to Post-Effective Amendment No. 5 to the


       [/R]    Arizona fund's
                    Registration Statement.
                    Portions of Bylaws relating to shareholder
                    rights for Florida    fund     --
                    Incorporated by reference to Post-Effective
                    Amendment No. 5 to the

       [/R]
                       Florida fund's     Registration Statement.
                    Portions of Bylaws relating to shareholder
                    rights for New Jersey    fund     --
                    Incorporated by reference to Post-Effective
                    Amendment No. 5 to the

       [/R]
                       Florida fund's     Registration Statement.
                    Portions of Bylaws relating to shareholder
                    rights for Pennsylvania    fund     --
                    Incorporated by reference to Post-Effective
                    Amendment No. 6 to the

       [/R]
                       Pennsylvania fund's     Registration
                    Statement.
                    Portions of Bylaws relating to shareholder
                    rights for Massachusetts    fund    ,
                    Michigan    fund    , Minnesota    fund
                    and Ohio    fund     -- Incorporated by
                    reference to Post-Effective Amendment No.
                    14 to the

       [/R]    respective
                    funds'     Registration Statement.
                5.  Management Contract for Arizona    fund
               dated

                              September 20, 1996 --


       [/R]    Incorporated by

                              reference to Post-Effective
                              Amendment No. 7               to
                              the Arizona fund's Registration
                              Statement.
                    Management Contract for Florida    fund
                    dated September 20, 1996--

       [/R]
                       Incorporated by reference to Post-
                    Effective Amendment No. 7 to the Florida
                    fund's Registration Statement.
                    Management Contract for Massachusetts
                       fund     dated September 20, 1996 --


       [/R]    Incorporated by reference
                    to Post-Effective Amendment No. 16 to the
                    Massachusetts fund's Registration
                    Statement.
                    Management Contract for Michigan    fund
                    dated September 20, 1996 --

       [/R]
                       Incorporated by reference to Post-
                    Effective Amendment No. 16 to the Michigan
                    fund's Registration Statement.
                    Management Contract for Minnesota    fund
                    dated September     20, 1996 --


       [/R]    Incorporated by reference
                    to Post-Effective Amendment No. 16 to the
                    Minnesota fund's Registration Statement.
                    Management Contract for New Jersey
                       fund     dated September 20, 1996 --


       [/R]    Incorporated by reference
                    to Post-Effective Amendment No. 7 to the New
                    Jersey fund's Registration Statement.
                    Management Contract for Ohio    fund
                    dated
                    September 20, 1996 --

       [/R]
   Incorporated by                 reference to Post-Effective
Amendment No. 16                   to the Ohio fund's
Registration Statement.
                    Management Contract for Pennsylvania
                       fund     dated September 20, 1996. --


       [/R]    Incorporated by reference
                    to Post-Effective Amendment No. 9 to the
                    Pennsylvania fund's Registration
                    Statement    .
                6a. Distributor's Contract dated May 6, 1994 for
                    Arizona    fund     -- Incorporated by
                    reference to Post-Effective Amendment No. 5 to the

       [/R]    Arizona fund's
                    Registration Statement.
                    Distributor's Contract dated May 6, 1994 for
                    Florida    fund    -- Incorporated by
                    reference to Post-Effective Amendment No. 5 to the

       [/R]    Florida fund's
                    Registration Statement.
                    Distributor's Contract dated May 6, 1994 for
                    New Jersey    fund     -- Incorporated by
                    reference to Post-Effective Amendment No. 5 to the

       [/R]    New Jersey
                    fund's     Registration Statement.


                    [/R] Distributor's Contract dated May 6, 1994
                    for Pennsylvania    fund    --Incorporated
                    reference to Post-Effective Amendment
                    No. 7 to the

        [/R]    Pennsylvania
                    fund's     Registration Statement.
                    Distributior's Contracts dated May 6,1994
                    for Massachusetts    fund    , Michigan
                       fund    ,
                                                       Minnesota
                                                          fund</R
                                                       > and Ohio


   fund</R
                                                       > --
                                                       Incorporat
                                                       ed by
                                                       reference
                                                       to Post-
                                                       Effective
                                                       Amendment
                                                       No. 14 to
                                                       the





                                                       [/R]
                                                          respect
                                                       ive
                                                       funds'
                                                       Registrati
                                                       on
                                                       Statement
                                                       .

                6b. Form of Specimen Dealer Sales Contract for
                    Arizona    fund    -- Incorporated by
                    reference to Post-Effective Amendment No. 4 to the

       [/R]    Arizona fund's
                    Registration Statement.
                    Form of Specimen Dealer Sales Contract for
                    Florida    fund    -- Incorporated by
                    reference to Post-Effective Amendment No. 2 to the

       [/R]    Florida fund's
                    Registration Statement.
                    Form of Specimen Dealer Sales Contract for
                    New Jersey    fund    -- Incorporated by
                    reference to Post-Effective Amendment No. 2 to the

       [/R]    New Jersey
                    fund's     Registration Statement.
                    Form of Specimen Dealer Sales Contract for
                    Pennsylvania    fund     -- Incorporated by
                    reference to Post-Effective Amendment No. 6 to the

       [/R]    Pennsylvania
                    fund's     Registration Statement.
                    Form of Specimen Dealer Sales Contract for


             Massachusetts    fund    , Michigan

                fund    , Minnesota    fund     and Ohio

                fund     -- Incorporated by reference to

             Post-Effective Amendment No. 13 to the



       [/R]    respective funds'

             Registration Statement.
                6c. Form of Specimen Financial Institution Sales
                    Contract for Arizona    fund    --
                    Incorporated by reference to Post-Effective
                    Amendment No. 4 to the

       [/R]
                       Arizona fund's registration     Statement.
                    Form of Specimen Financial Institution Sales
                    Contract for Florida    fund    --
                    Incorporated by reference to Post-Effective
                    Amendment No. 2 to the

       [/R]
                       Florida fund's     Registration Statement.
                    Form of Specimen Financial Institution Sales
                    Contract for New Jersey    fund    --
                    Incorporated by reference to Post-Effective
                    Amendment No. 2 to the

       [/R]    New
                    Jersey fund's     Registration Statement.
                    Form of Specimen Financial Institution Sales
                    Contract for Pennsylvania    fund    --
                    Incorporated by reference to Post-Effective
                    Amendment No. 6 to the

       [/R]
                       Pennsylvania fund's     Registration
                    Statement.
                    Form of Specimen Financial Institution Sales
                    Contract for Massachusetts    fund    ,
                    Michigan    fund    , Minnesota    fund
                    and Ohio    fund     --Incorporated by
                    reference to Post-Effective Amendment No. 13 to the

       [/R]    respective
                    funds'     Registration Statement.
                7.

       [/R]    Trustee Retirement Plan --
                    Exhibit 1    .
                8.  Custodian Agreement dated May 3, 1991 as
                    amended July 13, 1992 for Arizona    fund
                    --Incorporated by reference to Post-Effective
                    Amendment No. 4 to the

       [/R]
                       Arizona fund's     Registration Statement.
                    Custodian Agreement dated May 3, 1991, as
                    amended July 13, 1992 for Florida    fund
                    --Incorporated by reference to Post-Effective Amendment No. 2 to the

       [/R]
                       Florida fund's     Registration Statement.
                    Custodian Agreement dated May 3, 1991 as
                    amended July 13, 1992 for New Jersey
                       fund    --Incorporated by reference to
                    Post-Effective Amendment No. 4 to the


       [/R]    New Jersey fund's
                    Registration Statement.
                    Custodian Agreement dated May 3, 1991 as
                    amended July 13, 1992 for Pennsylvania
                       fund    --Incorporated by reference to
                    Post-Effective Amendment No. 6 to the


       [/R]    Pennsylvania fund's
                    Registration Statement.
                    Custodian Agreement dated May 3, 1991 as
                    amended July 13, 1992 for Massachusetts
                       fund    , Michigan    fund    , Minnesota
                       fund     and Ohio    fund    --
                    Incorporated by reference to Post-Effective
                    Amendment No. 14 to the

       [/R]
                       respective funds'     Registration
                    Statement.
                9.  Investor Servicing Agreement dated June 3,
                    1991 for Arizona    fund    -- Incorporated
                    by reference to Post-Effective Amendment No.
                    1 to the

       [/R]    Arizona fund's
                    Registration Statement.
                    Investor Servicing Agreement dated June 3,
                    1991 for Florida -- Incorporated by reference to Post-Effective Amendment No. 2 to the


       [/R]    Florida fund's
                    Registration Statement.
                    Investor Servicing Agreement dated June 3,
                    1991 for New Jersey -- Incorporated by
                    reference to Post-Effective Amendment No. 2 to the

       [/R]    New Jersey
                    fund's     Registration Statement.
                    Investor Servicing Agreement dated June 3,
                    1991 for Pennsylvania    fund    --
                    Incorporated by reference to Post-Effective
                    Amendment No. 4 to the

       [/R]
                       Pennsylvania fund's     Registration
                    Statement.
                    Investor Servicing Agreement dated June 3,
                    1991 for Massachusetts    fund    , Michigan
                       fund    ,  Minnesota    fund     and Ohio
                       fund     -- Incorporated by reference to
                    Post-Effective Amendment No. 10 to the


       [/R]    respective funds'
                    Registration Statement.
                10. Opinion of Ropes & Gray, including consent
                    for Arizona

       [/R]    fund --
                    Incorporated by reference into Post Effective
                    No. 7.
                    Opinion of Ropes & Gray, including consent for Florida

       [/R]    fund --
                    Incorporated by reference into Post Effective
                    Amendment No. 7    .
                    Opinion of Ropes & Gray, including consent
                    for New Jersey    fund     -- Incorporated by
                    reference to Post-Effective Amendment No. 6 to the

       [/R]    New Jersey
                    fund's     Registration Statement.
                    Opinion of Ropes & Gray, including consent
                    for Pennsylvania    fund     -- Incorporated
                    by reference to Pre-Effective Amendment No. 1 to the

       [/R]    Pennsylvania
                    fund's     Registration Statement.
                    Opinions of Ropes & Gray, including consents
                    for Massachusetts    fund     and Ohio
                       fund     --Incorporated by reference to
                    Post-Effective Amendment 10 to the


       [/R]    respective funds'
                    Registration Statement.
                    Opinions of Ropes & Gray, including consents
                    for Michigan    fund     and Minnesota
                       fund     --Incorporated by reference to
                    the

       [/R]    respective funds'
                    Initial Registration Statement.
                11. Not applicable.
                12. Not applicable.
                13. Investment Letters from Putnam Investments,
                    Inc., dated March 31, 1995 to Massachusetts
                       fund    , Michigan    fund    , Minnesota
                       fund     and Ohio    fund     for Class M
                    shares -- Incorporated by reference to Post-
                    Effective Amendment No. 15 to the


       [/R]    respective funds'
                    Registration Statement.
                    Investment Letters from Putnam Investments,
                    Inc. dated April 30, 1995 to Florida
                       fund     and New Jersey    fund     for
                    Class M shares -- Incorporated by reference to Post-Effective Amendment No. 6 to the


       [/R]    respective funds'
                    Registration Statement.
                    Investment Letter from Putnam Investments,
                    Inc. to Arizona    fund     for Class B
                    shares --Incorporated by reference to Post-
                    Effective Amendment No. 4 to the


       [/R]    Arizona fund's
                    Registration Statement.
                    Investment Letter for Class A shares from
                    Putnam Investments, Inc. to Pennsylvania
                       fund -    - Incorporated by reference to
                    Pre-Effective Amendment No. 1 to the


       [/R]    Pennsylvania fund's
                    Registration Statement.
                14. Not applicable.
               15a. Class A Distribution Plan and Agreement
                            dated

                            March 5, 1992, as amended July 15,
1993      for

                       Arizona    fund     -- Incorporated by
reference

                       to   Post-Effective Amendment No. 4 to the



       [/R]      Arizona fund's

                       Registration Statement.
                    Class A Distribution Plan and Agreement dated
                    July 8, 1993 for Florida    fund     --
                    Incorporated by reference to Post-Effective
                    Amendment No. 4 to the

       [/R]
                       Florida fund's     Registration Statement.
                    Class A Distribution Plan and Agreement dated July 9, 1993, as amended July 15, 1993 for
                    Massachusetts    fund     -- Incorporated by
                    reference to Post-Effective Amendment No. 13 to the

       [/R]    Massachusetts
                    fund's     Registration Statement.
                    Class A Distribution Plans dated May 7, 1992,
                    as amended July 15, 1993 for Michigan
                       fund    , Minnesota    fund     and Ohio
                       fund    -- Incorporated by reference to
                    Post-Effective Amendment No. 13 to the


       [/R]    respective funds'
                    Registration Statement.
                    Class A Distribution Plan and Agreement dated
                    September 10, 1992, as amended January 1,
                    1993 for New Jersey    fund     --
                    Incorporated by reference to Post-Effective
                    Amendment No. 4 to the

       [/R]    New
                    Jersey fund's     Registration Statement.
                    Class A Distribution Plan and Agreement dated
                    July 8, 1993 for Pennsylvania    fund     --
                    Incorporated by reference to Post-Effective
                    Amendment No. 6 to the

       [/R]
                       Pennsylvania fund's     Registration
                    Statement.


       [/R]    15b. Class     B Distribution
Plan and Agreement                 dated July 15, 1993 for
                                   Arizona    fund     --
                                   Incorporated by reference to
                                   Post-Effective Amendment No. 4
                                   to the

       [/R]
                                      Arizona fund's
                                   Registration Statement.
                    Class B Distribution Plan dated July 8, 1993
                    for Florida    fund     -- Incorporated by
                    reference to Post-Effective Amendment No. 3 to the

       [/R]    Florida fund's
                    Registration Statement.
                    Class B Distribution Plan dated January 1,
                    1993 for New Jersey    fund    --
                    Incorporated by reference to Post-Effective
                    Amendment No. 4  to the

       [/R]    New
                    Jersey fund's     Registration Statement.
                    Class B Distribution Plan and Agreement
                    dated July 15, 1993 for Pennsylvania
                       fund
                    -- Incorporated by reference to Post-
                    Effective Amendment No. 6  to the


       [/R]    Pennsylvania fund's
Registration Statement.
                    Class B Distribution Plans and Agreements
                    dated July 14, 1993 for Massachusetts
                       fund    ,  Michigan    fund,     Minnesota
                       fund     and Ohio    fund    --
                    Incorporated by reference to Post-Effective
                    Amendment No. 13 to the

       [/R]
                       respective funds'     Registration
                    Statement.


       [/R]    15c. Class     M Distribution
               Plan dated June 30, 1995 for Arizona    fund</R
                                                 > --
                                                            Incor
                                                            porat
                                                            ed by

refer
                                                            ence
                                                            to
                                                            Post-
                                                            Effec
                                                            tive
                                                            Amend
                                                            ment
                                                            No. 6

to
                                                            the


   <R
                                                            >

                                                               Ar
                                                            izona
                                                            fund'
                                                            s
                                                            Regis
                                                            trati
                                                            on

                                                            State
                                                            ment.
                    Class M Distribution Plan dated April 28,
                    1995 for Florida    fund    -- Incorporated
                    by reference to Post-Effective Amendment No.
                    6   to the

       [/R]    Florida
                    fund's     Registration Statement.
                    Class M Distribution Plan and Agreement dated
                    April 28, 1995 for New Jersey    fund     --
                    Incorporated by reference to Post-Effective
                    Amendment No. 6 to the

       [/R]
                       Florida fund's     Registration Statement.
                    Class M Distribution Plans and Agreements
                    dated March 31, 1995 for Massachusetts
                       fund    , Michigan    fund    , Minnesota
                       fund     and Ohio    fund    --
                    Incorporated by reference to Post-Effective
                    Amendment No. 15 to the

       [/R]
                       respective funds'     Registration
                    Statement.
                    Class M Distribution Plan and Agreement
                    dated June 30, 1995 for Pennsylvania
                       fund    --Exhibit 12.
               15d. Form of Specimen Dealer Service Agreement
             for

             Arizona    fund     -- Incorporated by

        reference to   Post-Effective Amendment No. 5 to

        the

       [/R]       Arizona fund's

        Registration Statement.
                    Form of Specimen Dealer Service Agreement for
                    Florida    fund     -- Incorporated by
                    reference to Post-Effective Amendment No. 3 to the

       [/R]    Florida fund's
                    Registration Statement.
                    Form of Specimen Dealer Service Agreement for
                    New Jersey    fund     -- Incorporated by
                    reference to Post-Effective Amendment No. 3 to the

       [/R]    New Jersey
                    fund's     Registration Statement.
                    Form of Specimen Dealer Service Agreement for
                    Pennsylvania    fund     -- Incorporated by
                    reference to Post-Effective Amendment No. 7 to the

       [/R]    Pennsylvania
                    fund's     Registration Statement.
                    Form of Specimen Dealer Service Agreement for
                    Massachusetts    fund    , Michigan
                       fund    , Minnesota    fund     and Ohio
                       fund     -- Incorporated by reference to
                    Post-Effective Amendment No. 13 to the


       [/R]    respective funds'
                    Registration Statement.
               15e. Form of Specimen Financial Institution



                                 Service Agreement for Arizona
   fund     --

                                 Incorporated by reference to
Post-Effective

                                 Amendment

       [/R]
   No.5     to the



       [/R]    Arizona
fund's

                                 Registration Statement.
                    Form of Specimen Financial Institution
                    Service Agreement for Florida    fund     --
                    Incorporated by reference to Post-Effective
                    Amendment No. 3 to the

       [/R]
                       Florida fund's     Registration Statement.
                    Form of Specimen Financial Institution
                    Service Agreement for New Jersey    fund    -
                    -Incorporated by reference to Post-Effective
                    Amendment No. 3 to the

       [/R]    New
                    Jersey fund's     Registration Statement.
                    Form of Specimen Financial Institution
                    Service Agreement for Pennsylvania
                       fund     --
                    Incorporated by reference to Post-Effective

                    Amendment No. 7 to the

       [/R]
                       Pennsylvania fund's      Registration
                    Statement.
                    Form of Specimen Financial Institution
                    Service Agreement for Massachusetts
                       fund    , Michigan    fund    , Minnesota
                       fund     and Ohio    fund
                    --Incorporated by reference to Post-Effective
                    Amendment No. 13 to the

       [/R]
   respective funds'                         Registration
Statement.
                16. Schedules for computation of performance


                    quotations for Arizona    fund     -- Exhibit


       [/R]    2    .
                    Schedules for computation of performance
                    quotations for Florida    fund     -- Exhibit


       [/R]    3    .
                    Schedules for computation of performance
                    quotations for Massachusetts    fund    --
                    Exhibit

       [/R]    4    .
                    Schedules for computation of performance
                    quotations for Michigan    fund     --
                    Exhibit

       [/R]    5    .
                    Schedules for computation of performance
                    quotations for Minnesota    fund     --
                    Exhibit

       [/R]    6    .
                    Schedules for computation of performance
                    quotations for New Jersey    fund    --
                    Exhibit

       [/R]    7    .
                    Schedules for computation of performance
                    quotations for Ohio    fund    -- Exhibit


       [/R]    8
                    Schedules for computation of performance
                    quotations for Pennsylvania    fund    --
                    Exhibit

       [/R]    9


       [/R]    17a. Financial     Data
Schedules for Class A shares                 for Arizona
                                                fund    --
                                             Exhibit


       [/R]
                                                10
                    Financial Data Schedules for Class A shares
                    for Florida    fund    -- Exhibit


       [/R]    11
                    Financial Data Schedules for Class A shares
                    for Massachusetts    fund     -- Exhibit


       [/R]    12
                    Financial Data Schedules for Class A shares
                    for Michigan    fund    --Exhibit


       [/R]    13    .
                    Financial Data Schedules for Class A shares
                    for Minnesota    fund    -- Exhibit


       [/R]    14    .
                    Financial Data Schedules for Class A shares
                    for New Jersey    fund    -- Exhibit


       [/R]    15
                    Financial Data Schedules for Class A shares
                    for Ohio    fund    -- Exhibit

       [/R]
                       16    .
                    Financial Data Schedules for Class A shares
                    for Pennsylvania    fund    --Exhibit


       [/R]    17
               17b. Financial Data Schedules for Class B shares
                    for Arizona    fund    -- Exhibit


       [/R]    18
                    Financial Data Schedules for Class B shares
                    for Florida    fund    -- Exhibit


       [/R]    19    .
                    Financial Data Schedules for Class B shares
                    for Massachusetts    fund    -- Exhibit


       [/R]    20
                    Financial Data Schedules for Class B shares
                    for Michigan    fund    --Exhibit


       [/R]    21    .
                    Financial Data Schedules for Class B shares
                    for Minnesota    fund    -- Exhibit


       [/R]    22
                    Financial Data Schedules for Class B shares
                    for New Jersey    fund    -- Exhibit


       [/R]    23
                    Financial Data Schedules for Class B shares
                    for Ohio    fund    -- Exhibit

       [/R]
                       24    .
                    Financial Data Schedules for Class B shares
                    for Pennsylvania    fund    --Exhibit


       [/R]    25


       [/R]    17c. Financial     Data
          Schedules for Class M shares       for Arizona
                                           fund    -- Exhibit


       [/R]    26    .
                    Financial Data Schedules for Class M shares
                    for Florida    fund    -- Exhibit


       [/R]    27    .
                    Financial Data Schedules for Class M shares
                    for Massachusetts    fund    -- Exhibit


       [/R]    28
                    Financial Data Schedules for Class M shares
                    for Michigan    fund    -- Exhibit


       [/R]    29
                    Financial Data Schedules for Class M shares
                    for Minnesota    fund    --Exhibit


       [/R]    30    .
                    Financial Data Schedules for Class M shares
                    for New Jersey    fund    -- Exhibit


       [/R]    31
                    Financial Data Schedules for Class M shares
                    for Ohio    fund    -- Exhibit

       [/R]
                       32    .
                    Financial Data Schedules for Class M shares
                    for Pennsylvania    fund    -- Exhibit


       [/R]    33
                18. Rule 18f-3 Plan -- Incorporated by reference
                    to Post-Effective Amendment No. 15 for
                    Massachusetts    fund    , Michigan
                       fund    , Minnesota    fund     and Ohio
                       fund    ,

       [/R] incorporated by
                    reference to Post-Effective Amendment No. 6
                    for Arizona    fund    ,

       [/R]
                    incorporated by reference to Post-Effective
                    Amendment No. 6 for Florida    fund    ,
                    incorporated by reference to Post-Effective
                    Amendment No. 6 for New Jersey    fund
                    and incorporated by reference to Post-
                    Effective Amendment No. 8 for Pennsylvania
                       fund    , to the

       [/R]
                       respective funds'     Registration
                    Statements.

 Item 25. Persons Controlled by or under Common Control with
          Registrants

           None.

 Item 26.  Number of Holders of Securities

           As of August 31,

       [/R]    1997     the number
     of shareholders of each Registrant's shares of beneficial
     interest were as     follows:


Fund name                Class A        Class B        Class M
Arizona

       [/R]    2,670       702
    16
Florida

       [/R]    4,387       1,333
    26
Massachusetts

       [/R]    6,317        2,359
    60
Michigan

       [/R]    3,980        1,112
    24
Minnesota

       [/R]    3,334       1,616
    29
New Jersey

       [/R]    5,654       2,262
    20


       [/R]    Ohio             5,542          1,497
    25
Pennsylvania

       [/R]    5,316       2,606
    50


 Item 27.   Indemnification

      The information required by this item is incorporated by reference to each Registrant's initial Registration Statement on Form N-1A under the Investment Company Act of 1940 File No. 811-4531, 811-6129, 811-4518, 811-4529, 811-4527, 811-5977, 811-4528
and 811-5802 for the Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey, Ohio and

       [/R]    Pennsylvania
funds    , respectively.

Item 28.  Business and Other Connections of Investment Adviser

    Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is One Post Office Square, Boston, Massachusetts 02109.

Name                      Non-Putnam business and other
    connections

Michael J. Abata          Prior to May, 1997, Assistant
Assistant Vice President    Alliance Capital Management Corp.,
                            1345 Avenue of the Americas, New
                            York, NY 10020

Nikesh Arora              Prior to April, 1997, Chief Financial
Vice President              Officer, Fidelity Investments, 82
                            Devonshire St., Boston, MA 02110

Michael J. Atkin          Prior to July, 1997, Director of
Senior Vice President       Latin America, Institute of
                            International Finance, 2000
                            Pennsylvania Avenue, Washington,
                            D.C. 20006

Rowland T. Bankes         Prior to July, 1997, Senior Fixed-
Vice President              Income Trader, Jennison Associates
                            Capital Corp., One Financial Center,
                            Boston, MA 02110

Manjit S. Bakshi          Prior to October, 1995, Fidelity
Vice President              Management & Research Company, 82
                            Devonshire St., Boston, MA 02110

Robert R. Beck            Director, Charles Bridge Publishing,
Senior Vice President       85 Main St., Watertown, MA 02172

John A. Boselli           Prior to April, 1996, Senior Manager,
Vice President              Price Waterhouse LLP, 200 E.
                            Randolph Drive, Chicago, IL 60601

Robert W. Burke           Member-Executive Committee, The Ridge
Senior Managing Director    Club, Country Club Road, Sandwich,
                            MA 02563; Member-Advisory Board,
                            Cathedral High School, 74 Union Park
                            St., So. Boston, MA 02118

Jack P. Chang             Prior to July, 1997, Vice President
Vice President              Columbia Management Company, 1300
                            S.W. 6th Ave., Portland, OR 97207

Mary Claire Chase         Prior to January, 1997, Director of
Vice President              Staff Development, Arthur D. Little
                            Co., 25 Acorn Park, Cambridge, MA
                            02140

James E. Corning          Prior to October, 1996, Assistant Vice
Assistant Vice President    President of Plan Investments at
                            State Street Bank & Trust, 1776
                            Heritage Dr., Quincy, MA 02171

C. Beth Cotner            Director, The Lyric Stage Theater, 140
Senior Vice President       Clarendon St., Boston, MA; Prior to
                            September, 1995, Executive Vice
                            President, Director of U.S. Equity
                            Funds, Kemper Financial Services,
                            120 S. LaSalle St., Chicago, IL
                            60603

Kevin M. Cronin           Prior February, 1997, Vice President
Senior Vice President       and Portfolio Manager, MFS
                            Investment Management, 500 Boylston
                            St., Boston, MA 02117

Peter J. Curran           Prior to January, 1996, Vice President
Senior Vice President       ITT Sheraton Director Worldwide
                            Staffing, ITT Sheraton Corporation,
                            60 State St., Boston, MA 02109

William J. Curtin         Prior to August, 1996, Managing
Managing Director           Director, Chief Global Fixed-Income
                            Strategist, Lehman Brothers, 3 World
                            Financial Center, New York, NY 10285

Sean G. Daly              Prior to March, 1997, Assistant
Assistant Vice President    Vice President-Corporate Accounting,
                            Fleet Financial Group, 111
                            Westminster St., Providence, RI
                            02903

Michael W. Davis          Prior to August, 1997, Technical
Vice President              Finance Consultant, Bank of America
                            Mortgage, 50 California St., San
                            Francisco, CA 94111; Prior to
                            January, 1996, Consultant, Martin
                            Davis and Associates, 33215
                            Sandpiper Rd., Freemont, CA 94555

Michael G. Dolan          Chairman-Finance Council, St. Mary's
Assistant Vice President    Parish, 44 Myrtle St., Melrose, MA
                            02176; Member, School Advisory
                            Board, St. Mary's School, 44 Myrtle
                            St., Melrose, MA 02176

Andrea Donnelly           Prior to March, 1996, Equity Trader,
Assistant Vice President    Hellman Jordan Management Company,
                            Inc., 75 State St., Suite 2420,
                            Boston, MA 02109

Martha Donovan            Prior to July, 1996, Assistant
Vice President              Treasurer, CBS Inc., 51 W. 52nd St.,
                            New York, NY 10020

Irene M. Esteves          Prior to January, 1997, Vice
Managing Director           President, Miller Brewing Co., 3939
                            West Highland Blvd. Milwaukee, WI.
                            53201

Ian C. Ferguson           Prior to April, 1996, Chief
Senior Managing Director    Executive Officer, HSBC Asset
                            Management, Ltd., 6 Bevis Marks,
                            London, England

Brian J. Fullerton        Prior to November, 1995, Vice
Senior Vice President       President, Pension and 401(k)
                            Derivatives Marketing, J.P. Morgan,
                            60 Wall Street, New York, NY 10260

C. Kim Goodwin            Prior to May, 1996, Vice President
Senior Vice President       Prudential Mutual Fund Investment
                            Management, 751 Broad St., Newark,
                            NJ 07101

J. Peter Grant            Trustee, The Dover Church, Dover, MA
Senior Vice President       02030

Donnalee Guerin           Prior to September, 1996, Corporate
Assistant Vice President    Service Manager, Haemonetics Corp.,
                            400 Wood Rd., Braintree, MA  02184.

Paul E. Haagensen         Director, Haagensen Research
Senior Vice President       Foundation, 630 West 168th St., New
                            York, NY 10032

James B. Haines           Prior to February, 1997, Associate,
Assistant Vice President    Benefits Department, Ropes & Gray,
                            One International Place, Boston, MA
                            02110

Matthew C. Halperin       Prior to April, 1996, Portfolio
Senior Vice President       Manager, Allstate Insurance, 3075
                            Sanders Road, Northbrook, IL 60062

Mary S. Hapij             Prior to March, 1997, Research
Assistant Vice President    Library Manager, Pioneering
                            Management Corp., 60 State Street,
                            Boston, MA 02109; Prior to January,
                            1996, Information Resource Center
                            Manager, Copley Real Estate
                            Advisers, 399 Boylston St., Boston,
                            MA 02116

Richard L. Harris         Prior to October, 1995, Senior Vice
Vice President              President, Smith Mitchell Investment
                            Group, 135 Main St., San Francisco,
                            CA 94105.

Thomas R. Haslett         Prior to December, 1996, Managing
Managing Director           Director and Senior Portfolio
                            Manager, Montgomery Asset
                            Management, LTD, 101 California St.,
                            San Franscisco, CA 94111

Daniel E. Herbert         Prior to April, 1996, Vice President
Vice President              and Analyst, Keystone Group, Inc.,
                            200 Berkeley St., Boston, MA 02116

Thomas J. Hoey            Prior to April, 1996, Securities
Vice President              Analyst, Driehaus Capital
                            Management, Inc., 25 East Erie St.,
                            Chicago, IL 60610

Jerome J. Jacobs          Prior to September, 1996, Head of
Managing Director           Municipal Bond Group, Vanguard
                            Group Investments, 100 Vanguard
                            Blvd., Malvern, PA 19482

Matthew W. Keenan         Prior to December, 1996, Copy Editor,
Vice President              The Boston Globe, 135 Morrisey
                            Blvd., Boston, MA 02107

Omid Kamshad              Prior to January, 1996, Investment
Senior Vice President       Director, Lombard Odier, 13
                            Southampton Place, London, England,
                            WC1

Mary E. Kearney           Trustee, Massachusetts Eye and Ear
Managing Director           Infirmary, 243 Charles St., Boston,
                            MA 02114

Jeffrey K. Kerrigan       Prior to June, 1997, Vice President,
Assistant Vice President    Fleet Investments, 75 State St.,
                            Boston, MA 02109

John P. Kihn              Prior to April, 1996, Associate
Vice President              Portfolio Manager, Colonial
                            Management Associates, Inc., One
                            Financial Center, Boston, MA 02110
                          Chief Financial Officer, Bergman
                          Research Group, Inc., 640 Bailey
                          Road, Pittsburg, CA 94565

Deborah F. Kuenstner      Prior to March, 1997, Senior Portfolio
Senior Vice President       Manager, DuPont Pension Fund
                            Investment, 1 Right Parkway,
                            Wilmington, DE 19850

Kenneth W. Lang           Prior to April, 1997, Vice President,
Vice President              Montgomery Securities, 600
                            Montgomery St., San Francisco, CA
                            94111

Coleman N. Lannum, III    Prior to June, 1997, Director-
Vice President              Investor Relations, Mallinckrodt,
                            Inc., 7733 Forsyth Blvd., St. Louis,
                            MO 63105

Lawrence J. Lasser        Director, Marsh & McLennan Companies,
President, Director         Inc., 1221 Avenue of the Americas,
and Chief Executive         New York, NY  10020; Board Member,
                            Artery Business Committee, One
                            Beacon Street, Boston, MA 02108;
                            Board of Managers, Investment and
                            Finance Committees, Beth Israel
                            Hospital, 330 Brookline Avenue,
                            Boston, MA 02215; Board of
                            Governors, Executive Committee,
                            Investment Company Institute, 1401
                            H. St., N.W., Suite 1200,
                            Washington, DC 20005; Board of
                            Overseers, Museum of Fine Arts, 465
                            Huntington Ave., Boston, MA 02115;
                            Board Member, Trust for City Hall
                            Plaza, Three Center Plaza, Boston,
                            MA 02108; Board Member, The Vault
                            Coordinating Committee, c/o John
                            Hancock Mutual Life Insurance
                            Company, Law Sector, T-55, P.O. Box
                            111, Boston, MA 02117

Joan M. Leary             Prior to January, 1997, Senior Tax
Assistant Vice President     Manager, KPMG, 99 High St., Boston,
                           MA 02110

Julian W. Lim             Prior to July, 1997, Manager, Fidelity
Assistant Vice President    Management & Research, 82 Devonshire
                            St., Boston, MA 02110

Geirulv Lode              Prior to July, 1997, Vice President
Vice President              Chancellor Lgt. Asset Management,
                            1166 Avenue of the Americas, New
                            York, NY 10036

Diana R. Madonna          Prior to January, 1997, Librarian,
Assistant Vice President     Lipper Analytical Services, Inc.,
                           1380 Lawrence St., Denver CO 80204

Bruce D. Martin           Prior to April, 1997, Vice President,
Vice President              Eaton Vance, 29 Federal St., Boston,
                            MA 02110; Prior to August, 1996,
                            Senior Research Officer, John
                            Hancock Mutual Life Insurance Co.,
                            101 Huntington Ave., Boston, MA
                            02190

Kevin Maloney             Trustee, Town of Hanover, NH, Trustee
Managing Director           of Trust Funds, Hanover, NH 03755;
                            President and Board Member,
                            Hampshire Cooperative Nursery
                            School, Dartmouth College Highway,
                            Hanover, NH 03755

Scott M. Maxwell          Prior to March, 1997, Chief Financial
Managing Director           Officer-Equity Division, Lehman
                            Brothers, 3 World Financial Center,
                            New York, NY 10285

William F. McGue          Member, Advisory Committee, Academy
Managing Director           of Finance, 2 Oliver St., Boston, MA
                            02109

Mary G. McNamee           Prior to December, 1996, Recruitment
Assistant Vice President     Consultant, 171 Walnut St. Boston,
                           MA 02110

Sandeep Mehta             Prior to May, 1996, Vice President,
Vice President               Wellington Management Co., 100
                           Vanguard Blvd., Malvern, PA 19355

Carol H. Miller           Board Member, The Lyric Stage Theater,
Assistant Vice President    140 Clarendon St., Boston, MA

Jennifer Minkus           Prior to September, 1995, Associate,
Assistant Vice President    Goldman Sachs, 85 Broad St., New
                            York, NY 10004

Jeanne L. Mockard         Trustee, The Bryn Mawr School, 109
Senior Vice President       W. Melrose Avenue, Baltimore, MD
                            21210

Kelly A. Morgan           Prior to September, 1996, Senior Vice
Senior Vice President       President and International
                            Portfolio Manager, Alliance Capital
                            Management, 1345 Avenue of the
                            Americas, New York, NY 10020

David D. Motill           Prior to April, 1996, Indepdendent
Vice President              Consultant, 417 Valley Forge Rd.,
                            Wayne, PA 19087; Prior to July,
                            1995, Senior Investment Analyst, SEI
                            Investments, One Freedom Valley
                            Drive, Oaks, PA 19456

Lois O'Brien              Prior to March, 1996, Director,
Assistant Vice President    Training and Development, J. Baker,
                            Inc., 555 Turnpike St., Canton, MA
                            02021

Gayle M. O'Connell        Prior to March, 1997, Assistant
Assistant Vice President    Director of Human Resources, ITT
                            Sheraton Corporation, 60 State St.,
                            Boston, MA 02109; Prior to November,
                            1995, Director of Human Resources,
                            Sheraton Grando Torrey Pines, 10950
                            North Torrey Pines Rd., La Jolla, CA
                            92037

Stephen S. Oler           Prior to June, 1997, Vice President,
Senior Vice President       Templeton Investment Counsel, 500 E.
                            Broward Blvd., Ft. Lauderdale, FL
                            33394; Prior to February, 1996,
                            Senior Vice President, Baring Asset
                            Management, 125 High St., Boston, MA
                            02110

Carmel Peters             Prior to April, 1997, Managing
Senior Vice President       Director/Chief Investment Officer,
                            Asia Pacific, Wheelock NatWest
                            Investment Management, Ltd, NatWest
                            Tower, Times Square, Causeway Bay,
                            Hong Kong, China; Prior to February,
                            1996, Chief Investment Officer, Asia
                            Pacific, Rothschild Asset Management
                            Asia Pacific, Hong Kong, Alexandra
                            House, Central Hong Kong, China

Keith Plapinger           Vice Chairman and Trustee, Advent
Vice President              School, 17 Brimmer St., Boston, MA
                            02108

Charles E. Porter         Director, The Boston Fulbright
Executive Vice President    Committee, 99 Garden St., Cambridge,
                            MA; Trustee, Anatolia College and
                            The American College of
                            Thessaloniki, 555 10 Pycea,
                            Thessaloniki, Greece

George Putnam             Chairman and Director, Putnam Mutual
Chairman and Director       Funds Corp.; Director, The Boston
                            Company, Inc., One Boston Place,
                            Boston, MA 02108; Director, Boston
                            Safe Deposit and Trust Company, One
                            Boston Place, Boston, MA 02108;
                            Director, Freeport-McMoRan, Inc.,
                            200 Park Avenue, New York, NY 10166;
                            Director, General Mills, Inc., 9200
                            Wayzata Boulevard, Minneapolis, MN
                            55440; Director, Houghton Mifflin
                            Company, One Beacon Street, Boston,
                            MA 02108; Director, Marsh & McLennan
                            Companies, Inc., 1221 Avenue of the
                            Americas, New York, NY 10020;
                            Director, Rockefeller Group, Inc.,
                            1230 Avenue of the Americas, New
                            York, NY 10020

Keith Quinton             Director, Eleazar, Inc., West Wheelock
Senior Vice President       St., Hanover, NH 03755

Kimberly A. Raynor        Prior to April, 1996, Principal,
Vice President              Principal, Scudder, Stevens & Clark,
                            2 International Place, Boston, MA
                            02110

Paul A. Rokosz            Prior to November, 1996, Analyst,
Vice President              Kemper Financial Services, 120 S.
                            Casalle St., Chicago, IL 60606

Robert J. Schoen          Prior to June, 1997, Sole Proprietor,
Assistant Vice President    Schoen Timing Strategies, 315 E.
                            21st St., New York, NY 10010

Justin M. Scott           Director, DSI Properties (Neja) Ltd.
Managing Director           Epping Rd., Reydon, Essex CM19 5RD;
                            Director, DSI Management (Neja)
                            Ltd., Epping Rd., Reydon, Essex CM19
                            5RD

Max S. Senter             General Partner, M.S. Senter & Sons
Senior Vice President       Partnership, 4900 Fayetteville, Rd.,
                            Raleigh, NC 27611

Mitchell D. Schultz       Prior to September, 1996, Vice
Senior Vice President       President, Human Resources, The Walt
                            Disney Co., 500 South Buena Vista
                            St., Burbank, CA  91510

Edward Shadek, Jr.        Prior to March, 1997, Portfolio
Vice President              Manager, Newhold Asset Management,
                            950 Haverford Rd., Bryn Mawr, PA
                            19010

Gordon H. Silver          Trustee, Wang Center for the
Managing Director           Performing Arts, 270 Tremont St.,
                            Boston, MA 02116

Margaret D. Smith         Prior to September, 1995, Vice
Senior Vice President       President, State Street Research &
                            Management, One Financial Center,
                            Boston, MA 02111

Erin J. Spatz             Prior to May, 1996, Vice
Vice President              President, Pioneering Management
                            Organization, 60 State St., Boston,
                            MA 02109

Steven Spiegel            Director, Ultra Corp., 29 East
Senior Managing Director    Madison St., Chicago, IL 60602;
                            Trustee, Babson College, One College
                            Drive, Wellesley, MA 02157; Prior to
                            December, 1994, Managing
                            Director/Retirement, Lehman
                            Brothers, Inc., 200 Vesey St., World
                            Financial Center, New York, NY 10285

Casey Strumpf             Prior to January, 1997, Director, Blue
Senior Vice President       Cross and Blue Shield, 100 Summer
                            St., Boston, MA 02110

Maryann Sullivan          Prior to August, 1996, Unit Manager,
Assistant Vice President    First Data Services,  4400 Computer
                            Dr., Westboro, MA 01581

John A. Thompson          Prior to September, 1995, Senior
Vice President              Trader, John Hancock Mutual Life
                            Insurance Company, 200 Clarendon
                            St., Boston, MA 02117

Heidi A. Tuchen           Prior to December 1996, Vice President
Assistant Vice President    and Credit Officer, Fleet Financial
                            Group, 75 State St.,  Boston, MA
                            02109

David L. Waldman          Prior to June, 1997, Senior Portfolio
Managing Director           Manager, Lazard Feres Asset
                            Management, 30 Rockefeller Center,
                            New York, NY 10112

Terri L. Warren           Prior to October, 1995, Research
Assistant Vice President    Associate, Fidelity Investments, 82
                            Devonshire St., Boston, MA 02110

Burton Wilson             Prior to March, 1997, Associate
Assistant Vice President    Investments-Banking, Robertson
                            Stephens & Co., 555 California St.,
                            Suite 2600, San Francisco, CA 94104

Michael R. Yogg           Prior to November, 1996, Portfolio
Senior Vice President       Manager, State Street Research &
                            Management, One Financial Center,
                            Boston, MA 02111

Scott D. Zaleski          Prior to May, 1997, Investment Officer
Assistant Vice President    State Street Bank & Trust, 1776
                            Heritage Dr., Quincy, MA 02171;
                            Prior to September, 1996, Investment
                            Associate Fidelity Investments, 82
                            Devonshire St., Boston, MA 02109

William E. Zieff          Prior to December, 1996, Global Asset
Managing Director           Allocation, Graham, Mayo, Van
                            Otterloo & Co., 40 Rowes Wharf,
                            Boston, MA 02110

Michael P. Zeller         Prior to July, 1997, Sales Manager,
Vice President              NYNEX Information Resources, 35
                            Village Rd., Middleton, MA 01949

Item 29. Principal Underwriter

(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the
Registrant:

Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Fund, Putnam California Tax Exempt Money Market Fund, Putnam Capital Appreciation Fund, Putnam Convertible Income-Growth Trust, Putnam Diversified Equity Trust, Putnam Diversified Income Trust, Putnam Diversified Income Trust II, Putnam Equity Income Fund, Putnam Europe Growth Fund, Putnam Federal Income Trust, Putnam Florida Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Global Natural Resources Fund, The Putnam Fund for Growth and Income, Putnam Growth and Income Fund II, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam High Yield Advantage Fund, Putnam High Yield Municipal Trust, Putnam Income Fund, Putnam Intermediate U.S. Government Income Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC & Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred Income Fund, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Variable Trust, Putnam Vista Fund, Putnam Voyager Fund, Putnam Voyager Fund II.

(b)  The directors and officers of the Registrant's principal underwriter are listed below.  The principal business address of each person is One Post Office Square, Boston,
MA 02109:

Positions and Offices        Positions and Offices
Name                           with Underwriter                    with Registrant
John V. Adduci             Vice President                               None
Frank Albanese             Vice President                               None
Christopher A. Alders      Senior Vice President                        None
Christopher S. Alpaugh     Vice President                               None
Paulette C. Amisano        Vice President                               None
Jeanne Antill              Assistant Vice President                     None
Ronald J. Anwar            Vice President                               None
Steven E. Asher            Senior Vice President                        None
Scott A. Avery             Senior Vice President                        None
Christian E. Aymond        Vice President                               None
Suzanne J. Battit          Vice President                               None
Dale Beardon               Senior Vice President                        None
Steven M. Beatty           Senior Vice President                        None
John J. Bent               Vice President                               None
Thomas A. Beringer         Vice President                               None
Sharon A. Berka            Vice President                               None
Kathleen A. Blackman       Assistant Vice President                     None
John F. Boneparth          Managing Director                            None
Keith R. Bouchard          Senior Vice President                        None
Linwood E. Bradford, Jr.   Vice President                               None
Linda M. Brady             Assistant Vice President                     None
Mary Ann Brennan           Assistant Vice President                     None
Leslee R. Bresnahan        Senior Vice President                        None
James D. Brockelman        Senior Vice President                        None
Joel S. Brockman           Vice President                               None
Timothy K. Brown           Senior Vice President                        None
Gail D. Buckner            Senior Vice President                        None
Robert W. Burke            Senior Managing Director                     None
Susan D. Cabana            Vice President                               None
Thomas C. Callahan         Assistant Vice President                     None
Robert Capone              Vice President                               None
Patricia A. Cartwright     Assistant Vice President                     None
Janet Casale-Sweeney       Senior Vice President                        None
David M. Casey             Vice President                               None
James R. Castle, Jr.       Vice President                               None
Stephen J. Chaput          Assistant Vice President                     None
Mary Clare Chase           Vice President                               None
Louis F. Chrostowski       Vice President                               None
Daniel J. Church           Vice President                               None
Richard B. Clark           Senior Vice President                        None
Mary Clermont              Assistant Vice President                     None
James E. Clinton           Assistant Vice President                     None
John C. Clinton            Assistant Vice President                     None
Kathleen M. Collman        Managing Director                            None
Mark L. Coneeny            Senior Vice President                        None
Clare D. Connelly          Assistant Vice President                     None
Donald A. Connelly         Senior Vice President                        None
Karen E. Connolly          Assistant Vice President                     None
Barry M. Conyers           Assistant Vice President                     None
F. Nicholas Corvinus       Senior Vice President                        None
Thomas A. Cosmer           Senior Vice President                        None
Michele A. Cranston        Assistant Vice President                     None
Chad H. Cristo             Vice President                               None
Peter J. Curran            Senior Vice President                        None
Jessica E. Dahill          Vice President                               None
Kenneth L. Daly            Senior Vice President                        None
Sean G. Daly               Assistant Vice President                     None
Edward H. Dane             Vice President                               None
Nancy M. Days              Assistant Vice President                     None
Pamela De Oliveira-Smith   Assistant Vice President                     None
Lisa M. DeMont             Vice President                               None
Joseph C. DeSimone         Assistant Vice President                     None
Teresa F. Dennehy          Vice President                               None
Karen E. DiStasio          Vice President                               None
Michael G. Dolan           Assistant Vice President                     None
Scott M. Donaldson         Vice President                               None
Deirdre E. Duffy           Senior Vice President                        None
Emily J. Durbin            Vice President                               None
David B. Edlin             Managing Director                            None
Gail A. Eisenkraft         Managing Director                            None
James M. English           Senior Vice President                        None
Vincent Esposito           Managing Director                            None
Irene M. Esteves           Director and Managing Director               None
Mary K. Farrell            Assistant Vice President                     None
Michael J. Fechter         Vice President                               None
Susan H. Feldman           Senior Vice President                        None
C. Nancy Fisher            Managing Director                            None
Mitchell B. Fishman        Senior Vice President                        None
Joseph C. Fiumara          Vice President                               None
Patricia C. Flaherty       Senior Vice President                        None
Brian J. Fullerton         Senior Vice President                        None
Judy S. Gates              Senior Vice President                        None
Joseph P. Gennaco          Senior Vice President                        None
Mark P. Goodfellow         Assistant Vice President                     None
Robert Goodman             Managing Director                            None
Carol J. Gould             Assistant Vice President                     None
Anthony J. Grace           Assistant Vice President                     None
Linda K. Grace             Vice President                               None
Daniel W. Greenwood        Vice President                               None
Jill Grossberg             Assistant Vice President                     None
Denise Grove               Assistant Vice President                     None
Jeffrey P. Gubala          Vice President                               None
Donnalee Guerin            Assistant Vice President                     None
Salvatore P. Guerra        Assistant Vice President                     None
James B. Haines            Assistant Vice President                     None
James E. Halloran          Vice President                               None
Thomas W. Halloran         Senior Vice President                        None
Meghan C. Hannigan         Assistant Vice President                     None
John D. Harbeck            Vice President                               None
Bruce D. Harrington        Assistant Vice President                     None
Craig W. Hartigan          Vice President                               None
Howard W. Hawkins, III     Vice President                               None
Deanna R. Hayes-Castro     Vice President                               None
Dennis P. Hearns           Senior Vice President                        None
Gayle A. Hedstrom          Assistant Vice President                     None
Paul P. Heffernan          Vice President                               None
Susan M. Heimanson         Vice President                               None
James Hickey               Vice President                               None
Bess J.M. Hochstein        Senior Vice President                        None
Jeremiah K. Holly, Sr.     Vice President                               None
Maureen A. Holmes          Assistant Vice President                     None
Paula J. Hoyt              Assistant Vice President                     None
William J. Hurley          Managing Director and Controller             None
Dwight D. Jacobsen         Managing Director                            None
Kevin M. Joyce             Senior Vice President                        None
Karen R. Kay               Senior Vice President                        None
Mary E. Kearney            Managing Director                            None
John P. Keating            Vice President                               None
Brian J. Kelley            Vice President                               None
A. Siobahn Kelly           Assistant Vice President                     None
Anne Kinsman               Assistant Vice President                     None
Deborah H. Kirk            Senior Vice President                        None
Jill A. Koontz             Senior Vice President                        None
Linda G. Kraunelis         Assistant Vice President                     None
Howard H. Kreutzberg       Senior Vice President                        None
Marjorie B. Krieger        Assistant Vice President                     None
Charles Lacasia            Vice President                               None
James D. Lathrop           Senior Vice President                        None
Joan M. Leary              Assistant Vice President                     None
Charles C. Ledbetter       Vice President                               None
Margaret Leipsitz          Assistant Vice President                     None
Kevin Lemire               Assistant Vice President                     None
Anthony J. Leonard         Vice President                               None
Eric S. Levy               Senior Vice President                        None
Edward V. Lewandowski      Senior Vice President                        None
Edward V. Lewandowski, Jr. Vice President                               None
Samuel L. Lieberman        Vice President                               None
David M. Lifsitz           Vice President                               None
David R. Lilien            Vice President                               None
Ann Marie Linehan          Assistant Vice President                     None
Lisa M. Litant             Assistant Vice President                     None
Thomas W. Littauer         Managing Director                            None
Maura A. Lockwood          Vice President                               None
Rufino R. Lomba            Vice President                               None
Gregory T. Long            Vice President                               None
Peter V. Lucas             Senior Vice President                        None
Kevin Lucey                Assistant Vice President                     None
Robert F. Lucey            Director                                     None
Kathryn A. Lucier          Assistant Vice President                     None
Robert F. Lyons            Assistant Vice President                     None
Ann Malatos                Assistant Vice President                     None
Bonnie Mallin              Vice President                               None
Leslie Mannix              Senior Vice President                        None
Frederick S. Marius        Vice President                               None
Karen A. McCafferty        Vice President                               None
Anne B. McCarthy           Assistant Vice President                     None
Paul McConville            Vice President                               None
Brian McCracken            Assistant Vice President                     None
Bruce A. McCutcheon        Vice President                               None
Daniel E. McDermott        Assistant Vice President                     None
Mark J. McKenna            Senior Vice President                        None
Mary G. McNamee            Assistant Vice President                     None
Claye A. Metelmann         Vice President                               None
Eric D. Milgroom           Assistant Vice President                     None
Bart D. Miller             Senior Vice President                        None
Janis E. Miller            Managing Director                            None
Jeffery M. Miller          Managing Director                            None
Ronald K. Mills            Vice President                               None
Matthew P. Mintzer         Senior Vice President                        None
Kimberly A. Monahan        Vice President                               None
Paul R. Moody              Vice President                               None
Peter M. Moore             Assistant Vice President                     None
Mitchell Moret             Senior Vice President                        None
Jean Moses                 Senior Vice President                        None
Barry L. Mosher            Assistant Vice President                     None
Donald E. Mullen           Vice President                               None
Paul G. Murphy             Vice President                               None
Brendan R. Murray          Vice President                               None
Robert Nadherny            Vice President                               None
Alexander L. Nelson        Managing Director                            None
Amy Jane Newell            Vice President                               None
John P. Nickodemus         Vice President                               None
Gail A. Nickse             Assistant Vice President                     None
Kristen P. O'Brien         Senior Vice President                        None
Lois C. O'Brien            Vice President                               None
Nancy E. O'Brien           Vice President                               None
Gayle M. O'Connell         Assistant Vice President                     None
Joseph R. Palombo          Managing Director                            None
Scott A. Papes             Vice President                               None
Cynthia O. Parr            Vice President                               None
Samuel W. Perry            Vice President                               None
Jennifer H. Peterson       Assistant Vice President                     None
John G. Phoenix            Vice President                               None
Joseph Phoenix             Senior Vice President                        None
Keith Plapinger            Vice President                               None
Jeffrey P. Pollock         Vice President                               None
Margaret J. Portorski      Assitant Vice President                      None
Douglas H. Powell          Vice President                               None
Howard B. Present          Senior Vice President                        None
Jane E. Price              Assistant Vice President                     None
Scott M. Pulkrabek         Vice President                               None
George Putnam              Director                             Chairman & President
Kimberly Raynor            Vice President                               None
W. Frank Richardson        Vice President                               None
George A. Rio              Senior Vice President                        None
Kris Rodammer              Vice President                               None
Debra V. Rothman           Vice President                               None
Robert B. Rowe             Vice President                               None
Kevin A. Rowell            Senior Vice President                        None
Charles A. Ruys de Perez   Senior Vice President                        None
Deborah A. Ryan            Vice President                               None
Louise I. Santosuosso      Assistant Vice President                     None
Debra J. Sarkisian         Assistant Vice President                     None
Catherine A. Saunders      Senior Vice President                        None
Robbin L. Saunders         Vice President                               None
Karl W. Saur               Vice President                               None
Michael Scanlon            Vice President                               None
Shannon D. Schofield       Vice President                               None
Mitchell D. Schultz        Managing Director                            None
Curt A. Schultzberg        Assistant Vice President                     None
Christine A. Scordato      Senior Vice President                        None
Joseph W. Scott            Assistant Vice President                     None
John B. Shamburg           Vice President                               None
Kathleen G. Sharpless      Managing Director                            None
Terence B. Shea            Assistant Vice President                     None
William N. Shiebler        Director and President                  Vice President
Robert J. Shull, II        Vice President                               None
Gordon H. Silver           Senior Managing Director                Vice President
John Skistimas, Jr.        Assistant Vice President                     None
Stuart C. Smith            Assistant Vice President                     None
Peter J. Southard          Vice President                               None
Steven Spiegel             Senior Managing Director                     None
Nicholas T. Stanojev       Senior Vice President                        None
Paul R. Stickney           Vice President                               None
J. Bradely Stillwagon      Vice President                               None
Casey Strumpf              Senior Vice President                        None
Brian L. Sullivan          Senior Vice President                        None
Blaine M. Sullivan         Vice President                               None
Guy Sullivan               Senior Vice President                        None
Kevin J. Sullivan          Vice President                               None
Maryann Sullivan           Assistant Vice President                     None
Moira Sullivan             Vice President                               None
George C. Sutherland       Vice President                               None
Maureen C. Tallon          Vice President                               None
B. Iris Tanner             Assistant Vice President                     None
April M. Tavares           Assistant Vice President                     None
David S. Taylor            Vice President                               None
John R. Telling            Vice President                               None
Cynthia Tercha             Vice President                               None
Richard B. Tibbetts        Senior Vice President                        None
Patrice M. Tirado          Vice President                               None
Janet E. Tosi              Vice President                               None
Bonnie L. Troped           Vice President                               None
Christine M. Twigg         Assistant Vice President                     None
Douglas J. Vander Linde    Senior Vice President                        None
John R. Verani             Senior Vice President                   Vice President
Rajeshiri Vora             Vice President                               None
Mitchell J. Waters         Vice President                               None
Karen Waystack             Assistant Vice President                     None
Dierdre West-Smith         Assistant Vice President                     None
Brian Whalen               Vice President                               None
Edward F. Whalen           Senior Vice President                        None
Peter R. Wheeler           Senior Vice President                        None
J. Gregg Whitaker          Vice President                               None
J. Bennett White           Vice President                               None
Robert A. Williams         Vice President                               None
Leigh T. Williamson        Vice President                               None
Jane Wolfson               Senior Vice President                        None
Benjamin I. Woloshin       Vice President                               None
William H. Woolverton      Managing Director                            None
Michael P. Zeller          Vice President                               None
Laura J. Zografos          Vice President                               None